As filed with the SEC on April 27, 2012
Registration No. 333-141878
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 7 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 67 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JEFFREY K. CIMINI
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V5A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2012, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on ______, pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Fidelity Growth and Guaranteed Income® Annuity

Introduction

This prospectus describes a single premium deferred variable annuity contract with a guaranteed withdrawal for life benefit (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us") through Fidelity Investments Variable Annuity Account I (the "Variable Account"). All guarantees described in the Contract are subject to the claims paying ability of FILI. We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments.

The Contract may be owned by one or two individuals. A Contract may also be owned by a trust that exists for the benefit of one or two individuals. You, the Owner or Owners, may purchase a Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2012. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page (Click Here).

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US:

Nationally 1-800-544-2442

Date: April 30, 2012

Investment Options

You may currently direct your money to one or both of two available variable subaccounts (the "Investment Options"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future and limit the percent of any allocation to an Investment Option.

One subaccount invests solely in the Fidelity VIP Balanced Portfolio. The other invests solely in the Fidelity VIP FundsManager® 60% Portfolio.

The Fidelity VIP Balanced Portfolio is managed by Fidelity Management & Research Company ("FMR"). The Fidelity VIP FundsManager® 60% Portfolio is managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR.

GMWB

Prospectus Contents

Glossary	(Click Here)
Fee Table	(Click Here)
Summary of the Contract	(Click Here)
Facts About FILI, the Variable Account, and the Funds
FILI	(Click Here)
The Variable Account	(Click Here)
Financial Statements	(Click Here)
The Funds	(Click Here)
Facts About the Contract
Purchase of a Contract	(Click Here)
Application and Purchase Payment	(Click Here)
Free Look Privilege	(Click Here)
Investment Allocation of Your Purchase Payment	(Click Here)
Making Exchanges Among Investment Options	(Click Here)
Accumulation Units	(Click Here)
Withdrawals	(Click Here)
Guaranteed Withdrawal Benefit for Life	(Click Here)
Systematic Withdrawal Program	(Click Here)
Postponement of Payment	(Click Here)
Signature Guarantee or Customer Authentication	(Click Here)
Charges	(Click Here)
Automatic Transfer to Money Market Investment Option Upon Due Proof of Death	(Click Here)
Required Distributions On Death of Owner	(Click Here)
Annuity Date	(Click Here)
Annuity Income	(Click Here)
Contracts Owned by Trusts	(Click Here)
Reports to Owners	(Click Here)
Tax Considerations	(Click Here)
Other Contract Provisions	(Click Here)
Selling the Contracts	(Click Here)
Special Provisions for Sales Under Sponsored Arrangements	(Click Here)
More About the Investment Options and the Funds
Changes in Investment Options	(Click Here)
Total Return for an Investment Option	(Click Here)
Voting Rights	(Click Here)
Resolving Material Conflicts	(Click Here)
Litigation	(Click Here)
Appendix A: Guaranteed Withdrawal Benefit for Life Examples	(Click Here)
Appendix B: Table of Accumulation Unit Values	(Click Here)
Appendix C: Table of Accumulation Unit Values	(Click Here)
Table of Contents of the Statement of Additional Information	(Click Here)

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) whose age and life determine eligibility for benefits under the Guaranteed Withdrawal Benefit For Life provision and the Annuity Income provisions.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners and Annuitants die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Gross Withdrawal - The amount by which a withdrawal reduces the Contract Value. Such amount may include a Surrender Charge and taxes.

Guaranteed Withdrawal Benefit Amount ("GWB Amount") - The amount you are eligible to withdraw each Contract Year after the youngest Annuitant reaches age 59 1/2.

Guaranteed Withdrawal Benefit Value ("GWB Value") - The value we use to determine your GWB Amount.

Investment Options - The Subaccounts of the Variable Account to which you may allocate your Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b) respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Money Market Period - The period of time during the Contract's Free Look Period where your Contract will be invested entirely in the Money Market Investment Option if your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment.

Non-qualified Contract - A contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - also "You" or "Your" - The one or two persons who have the ownership rights and privileges under the Contract. Two people may purchase a Contract only if they are spouses.

Purchase Payment - The single premium amount you invest in a Contract before any deduction for premium taxes.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

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Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Percentage - The percentage we use to determine the GWB Amount for your Contract each Contract Year. The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 will determine the Withdrawal Percentage for the duration of your Contract.

You, you or Your, your - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed. You may not remove an Owner.

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning or surrendering the Contract, not including Fund fees and expenses.

Contract Owner Transaction Expenses
Surrender Fees (as a percentage of amount surrendered during first 5 Contract Years)[1]	2%
Premium Taxes (as a percentage of Contract Value or Purchase Payment)[2]	0%-3.5%

The following table describes the fees and expenses that you will pay periodically while you own your Contract, not including Fund fees and expenses.

Maximum Charge
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk ("M&E") Charge
For Contracts with 1 Annuitant	1.00%[3]
For Contracts with 2 Annuitants	1.15%[3]
Administrative Charge	0.25%
Total Separate Account Annual Fees
For Contracts with 1 Annuitant	1.25%[4]
For Contracts with 2 Annuitants	1.40%[4]

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)[5]	0.28%	0.89%

1 Surrender Charge will not apply to GWB Amounts or amounts withdrawn pursuant to a systematic withdrawal program to meet minimum required distributions under the Code.

2 Premium tax rate varies by state and the type of Contract you own.

3 For Contracts purchased prior to 1/1/2009, the M&E Charge is 0.85% for Contracts with 1 Annuitant and 1.00% for Contracts for 2 Annuitants.

4 For Contracts purchased prior to 1/1/2009, the Total Separate Account Annual Fees is 1.10% for Contracts with 1 Annuitant and 1.25% for Contracts with 2 Annuitants.

5 The expenses shown do not reflect any fee waivers or expense reimbursements. The advisers and /or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below certain specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.28% and 0.84% respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

The annual operating expenses provided are based on estimated expenses.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes your investment has a 5% return each year. The Example reflects the impact of Surrender Fees, Total Separate Account Annual Expenses of 1.40%, and the maximum fees and expenses of any of the Funds. This Example assumes that no premium tax was deducted. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below:

(a) If you surrender Your Contract at the end of the applicable time period (during the 1, 3, and 5 years periods, the entire amount surrendered is subject to the 2% surrender fee):

1 year	3 years	5 years	10 years
$438	$932	$1,454	$2,626

(b) If you annuitize at the end of the applicable period or do not surrender your Contract:

1 year	3 years	5 years	10 years
$232	$715	$1,225	$2,626

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. Money used to fund a Qualified Contract already receives tax-deferral so this contract should not be purchased solely for this reason. For Contracts owned by individuals, all Owners must be age 85 or younger on the Contract Date. For Contracts owned by revocable grantor trusts, the Annuitant(s) must be age 85 or younger on the Contract Date. We designed the Contract to provide assistance in meeting retirement income goals by providing a withdrawal feature that allows for guaranteed withdrawals that begin when the youngest Annuitant reaches age 59 1/2 and last for the life or lives of the Annuitant(s).

You may invest in one or both of the two Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Non-qualified Contract may be purchased with money from any source. Qualified Contracts should only be purchased with money transferred from an IRA or rolled over from a qualified plan such as a 401(a), or a 401(k) plan, a 403(b) plan, or a governmental 457(b) plan.

The Contract provides for a withdrawal benefit where you may make withdrawals of a guaranteed amount each Contract Year for the life or lives of the Annuitant(s). The amount you can withdraw under this benefit may change each year. The Contract also provides for annuity income payments to the Owner(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s) subject to certain conditions. If at any time you elect to receive annuity income payments using the Contract Value and any annuity purchase rates offered by us, the Guaranteed Withdrawal Benefit For Life feature will cease immediately.

YOU SHOULD PURCHASE THIS CONTRACT ONLY IF YOU ARE BUYING IT FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. WE OFFER, FOR A LOWER CHARGE, A SUBSTANTIALLY SIMILAR VARIABLE ANNUITY WHICH DOES NOT INCLUDE THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. Please call us at 1-800-544-2442 if you would like a prospectus for that variable annuity.

Before the Annuity Date, you may exchange your Contract for any immediate annuity contract we then offer.

Minimum Purchase Payment Amount

To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. Additional Purchase Payments are not allowed. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. In general, the aggregate value of all the proceeds must be at least $25,000.

We currently limit the amount of any Purchase Payment to $3,000,000 without our prior approval. We reserve the right to reject any Purchase Payment. We also reserve the right to reject a Purchase Payment made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time prior to the Annuity Date. See Withdrawals on page (Click Here).

The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 triggers the commencement of the Guaranteed Withdrawal Benefit for Life feature. You may then withdraw a Guaranteed Withdrawal Benefit Amount ("GWB Amount") each Contract Year until there is no longer any living Annuitant. The GWB Amount may change each Contract Year. See Guaranteed Withdrawal Benefit For Life on page (Click Here).

Withdrawals taken during the first five (5) Contract Years will be subject to a Surrender Charge unless (1) the withdrawal is taken under the Guaranteed Withdrawal Benefit For Life feature, (2) the withdrawal is taken to comply with the minimum required distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) as a required distribution following the death of an Owner. If you withdraw all of your Contract Value, the Contract will end unless you are eligible to receive withdrawals under the Guaranteed Withdrawal Benefit For Life feature.

The Contract Value is before any deductions for any Surrender Charge we may impose and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

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Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page (Click Here).

Guaranteed Withdrawal Benefit For Life

Under this benefit, you are eligible to take one or more withdrawals up to the GWB Amount each Contract Year starting when the youngest Annuitant reaches age 59 1/2. The GWB Amount may change each year. You are eligible to take the GWB Amount each Contract Year until there is no longer any living Annuitant.

On each Contract Anniversary following your first GWB Amount withdrawal, we determine a GWB Amount for the ensuing Contract Year. We do this by multiplying a percentage, called a "Withdrawal Percentage", by a value called the Guaranteed Withdrawal Benefit Value ("GWB Value"). The Withdrawal Percentage will be a percentage between 4.5% and 7%. We will set the Withdrawal Percentage for your Contract the first time you take a withdrawal after the youngest Annuitant reaches age 59 1/2. The Withdrawal Percentage will be based on the age and number of Annuitants. On the Contract Date, the GWB Value equals your Purchase Payment. The GWB Value may increase from one Contract Year to the next. On each Contract Anniversary before the oldest Annuitant turns 85, the GWB Value will be compared to the Contract Value and if the Contract Value is greater than the GWB Value, the GWB Value will be increased to equal the Contract Value. The GWB Value may also decrease under certain conditions. Withdrawals that exceed the GWB Amount or that are taken before the youngest Annuitant reaches age 59 1/2 may significantly reduce the value of this benefit. See Guaranteed Withdrawal Benefit For Life on page (Click Here) and the examples shown in Appendix A.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an owner, we limit joint ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant. We do not recommend naming a civil union partner as a joint Owner or Annuitant because federal tax law does not extend the same contract continuation rights to civil union partners as it does to spouses. See Required Distributions on Death of Owner on page (Click Here).

Annuity Income

For a Contract issued to one Owner, we pay fixed annuity income to the Owner beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay fixed annuity income to the Owners if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own.

You may elect to receive annuity income payments under any of our available annuity income options. The Contract offers two annuity income options:

(1) You may receive the greater of (a) or (b) where (a) is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and (b) is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary, and

(2) You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option. See Conversion of GWB Amount Payments on page (Click Here).

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. For example, on your Annuity Date, the refund feature under Annuity Income option (1) may be unavailable and any guarantee period under any annuity income option may be limited to the life expectancy of the Annuitant(s) as determined by federal income tax regulations. See Annuity Date on page (Click Here).

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Death Of Owner(s) And Last Surviving Annuitant

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer the Contract Value that is in the other Investment Options to the Money Market Investment Option. If the Contract only has one Owner and joint Annuitants, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option when we receive due proof of death of the last surviving Annuitant. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death on page (Click Here).

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000 when we have received all required documentation, then we will send that Beneficiary their entire portion of the Contract Value. See Required Distributions On Death of Owner on page (Click Here).

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner.

If the Contract has more than one Owner and the surviving Owner is a spouse of the Owner at time of death, the surviving Owner may continue the Contract and all terms and conditions of the Contract will remain in force.

If an Owner dies, we will not make annuity income payments to the Owner(s) even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own. See Required Distributions On Death of Owner on page (Click Here).

Surviving Owner or Annuitant

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If the Contract is owned by a single Owner, a trust or is a Qualified Contract and there are two Annuitants and one Annuitant dies, the surviving Annuitant, not the Beneficiary(ies) has the right to the Contract Value.

If all the Owners (or Annuitants in the case of Contracts owned by a trust and Qualified Contracts) die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is a surviving Owner and/or a surviving Annuitant will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday as long as the Owner dies before the original Annuity Date. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner on page (Click Here).

Charges

You will incur the following charges in connection with the Contracts.

(1) Mortality and Expense Risk Charge. For a Contract with two Annuitants on the Contract Date, we assess a daily charge against each Contract's assets at an annual rate of 1.15%1. For a Contract with one Annuitant on the Contract Date, the annual rate is 1.00%1.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%.

(3) Surrender Charge. We assess a 2% Surrender Charge on Withdrawals during the first five Contract Years. A Surrender Charge will not apply to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature, (2) taken to comply with the minimum required distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

(4) Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges on page (Click Here).

(5) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

1 For Contracts purchased prior to 1/1/2009, the M&E Charge is 1.00% for Contracts with 2 Annuitants and 0.85% for Contracts with 1 Annuitant.

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(6) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status on page (Click Here).

For further information about fees and expenses generally, see Charges on page (Click Here).

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

You have the right to cancel the purchase of your Contract for at least ten days after you receive it. We assume it will take five days from the day we mail the Contract until you receive it. This is called the "Free Look Period". The time you have to return your Contract may be longer, depending on the state where you purchase the Contract and other factors.

Some states allow us to refund your Contract Value plus any deductions made for premium taxes. Other states require that we return at least your Purchase Payment for at least a portion of the Free Look Period.

If your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment, then your Contract will be invested entirely in the Money Market Investment Option for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. This is called the Money Market Period. Then at the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. Together with your Contract, we will notify you of the date on which your Free Look Period ends. If you cancel the Contract during the Money Market Period, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment. For other cancellations, we will pay you your Contract Value plus any deductions made for premium taxes.

If your Contract is a Non-qualified Contract and state law requires that we return an amount based on your Contract Value, then money you allocate to the Investment Options will be invested in your selected Investment Options beginning on the Contract Date.

See Free Look Privilege on page (Click Here).

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

Facts About FILI, the Variable Account, and the Funds

FILI

FILI is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati OH 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

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We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI may be found in the Statement of Additional Information.

THE FUNDS

There are currently two available Investment Options in the Variable Account. In addition, the Contract also provides for a Money Market Investment Option, which your Purchase Payment may be allocated to only during the Free Look Period or following the death of the last surviving Owner or Annuitant. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option invests in Investor Class shares of each Fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

Generally, you may purchase a Qualified Contract only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA. You may purchase a Non-qualified Contract with money from any source.

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To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. The total value of all the proceeds must be at least $25,000.

All Annuitant(s) must be age 85 or younger.

APPLICATION AND PURCHASE PAYMENT

Once we receive your completed application in a form acceptable to us, we will apply the Purchase Payment to the purchase of a Contract within two business days after we receive the application and Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0050. An application will not be acceptable to us if there is any missing, inconsistent or undecipherable information that would not allow us to review and process your application and apply your Purchase Payment. The date that we credit your Purchase Payment and your Contract becomes effective is called the Contract Date. Additional Purchase Payments are not allowed. If more than one annuity contract or life insurance policy is being exchanged, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. When you are purchasing a Contract by exchanging another annuity contract or life insurance policy, or if your Purchase Payment will be paid from different sources, your Contract Date will be the day we first receive proceeds from your existing annuity contract or life insurance policy or from any source.

We reserve the right to revoke the Contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $25,000 in aggregate. We also reserve the right to not accept any proceeds received after 90 days of the Contract Date. If the Contract is revoked, we will return the Contract Value without application of any Surrender Charges.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will notify you of the date on which your Free Look Period ends.

If your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment, then your Contract will be invested entirely in the Money Market Investment Option for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. At the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. If your Contract is a Non-qualified Contract and state law requires that we return an amount based on your Contract Value, then you will be invested in your selected Investment Options beginning on the Contract Date. For administration purposes, we reserve the right to process any investment allocation during the Free Look Period through the Money Market Investment Option even if your Contract is Non-qualified and state law requires that we return an amount based on your Contract Value.

If you have exchanged more than one annuity contract or life insurance policy for the Contract or are funding the Purchase Payment for the Contract from different sources, you should expect that the proceeds from the annuity contracts, life insurance policies or other sources will be received by us on different days. We will allocate the first proceeds we receive to the Money Market Investment Option if your Contract is either a Qualified Contract or state law requires that we return at least the amount of your Purchase Payment. If your Contract is a Non-qualified Contract and state law requires that we return an amount based on your Contract Value, we will invest the proceeds in your selected Investment Options when we receive them. Your Free Look Period and Money Market Period, if applicable, will commence on the first day we receive proceeds from any of the annuity contracts or life insurance policies you have exchanged from, or from any other source. Any subsequent proceeds that are received after the Contract Date will be invested according to your most recent allocation instructions unless the Money Market Period, if applicable, has not expired. The receipt of subsequent proceeds will not extend or restart the Free Look Period or the Money Market Period, if applicable, under the Contract.

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To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or your Purchase Payment. Where we are required by state or federal law to return at least the amount of your Purchase Payment, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

You choose how to allocate your Purchase Payment among the available Investment Options and the percentage to be allocated to each. During the Contract's Free Look Period, we reserve the right to allocate your Purchase Payment to the Money Market Investment Option if your Contract is either a Non-qualified Contract issued in a state that requires a return of Purchase Payment or a Qualified Contract. We will allocate the value of your Contract to the Money Market Investment Option for a limited time following the death of the last surviving Owner or Annuitant. You may not choose to allocate your Purchase Payment or Contract Value to the Money Market Investment Option at any time. See Automatic Transfer To Money Market Investment Option Upon Due Proof Of Death on page (Click Here) and Free Look Privilege on page (Click Here).

You choose the allocation of your Purchase Payment on the application. Depending on the state in which your Contract is delivered, amounts may be invested solely in the Money Market Investment Option for a short period of time after the Contract Date. Then we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. See Free Look Privilege.

Instructions may be expressed in dollars or in percentages. All instructions must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time your Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the available Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract Owners may be required to provide additional information about those requests by other means, including via fax or a website. It is recommended that you allow 90 days to pass before making a subsequent exchange to avoid triggering the restrictions described below in Frequent Trading Monitoring and Restriction Procedures on page (Click Here).

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least four days each calendar year unless you have been blocked from trading into all other available Investment Options as described below in Frequent Trading Monitoring and Restriction Procedures on page (Click Here).

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to four days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

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We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally, the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

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Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block by the mutual funds managed by FMR.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Systematic Withdrawals up to the Guaranteed Withdrawal Benefit Amount and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When your Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option on page (Click Here).

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WITHDRAWALS

Any time before the Annuity Date, you may make a complete or partial withdrawal of your Contract Value.

We will send you the requested withdrawal amount less any applicable Surrender Charge and taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once a complete withdrawal has been processed if the withdrawal causes the Guaranteed Withdrawal Benefit Value to reduce to zero. See Guaranteed Withdrawal Benefit For Life on page (Click Here).

If you request a partial withdrawal, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

Partial withdrawals before the youngest Annuitant reaches age 59 1/2 or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the value upon which the benefit is determined. See Guaranteed Withdrawal Benefit For Life on page (Click Here).

You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone or Internet are limited as follows: (1) no withdrawal may be for more than $100,000; (2) total telephone withdrawals in a seven day period cannot total more than $100,000; and (3) if we have recorded an address change for an Owner during the past 15 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone and Internet withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations on page (Click Here).

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any applicable Surrender Charge and taxes withheld.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment on page (Click Here).

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

When the youngest Annuitant reaches age 59 1/2, you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount ("GWB Amount"). The GWB Amount, described below, is available for withdrawal each Contract Year during the Annuitant(s)' lifetime regardless of the amount in your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

The GWB Amount is determined each Contract Year by multiplying the Guaranteed Withdrawal Benefit Value ("GWB Value"), described below, by the Withdrawal Percentage, also described below.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an Owner, we limit joint Ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant at time of application. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant at time of application. We do not recommend naming a civil union partner as a joint Owner or Annuitant because federal tax law does not extend the same contract continuation rights to civil union partners as it does to spouses. See Required Distributions on Death of Owner on page (Click Here).

No benefit is payable until the youngest Annuitant reaches age 59 1/2. The Annuitant(s) will be shown on the Contract's Specification Page. The Annuitant(s) may not be changed after the Contract Date.

  GWB Amount

Your first withdrawal after the youngest Annuitant reaches age 59 1/2 will establish a Withdrawal Percentage from the table shown below. The initial GWB Amount is determined by multiplying the applicable Withdrawal Percentage by the GWB Value. Once the GWB Amount is determined for a Contract Year, it will not change for the rest of that Contract Year. On each subsequent Contract Anniversary, the GWB Amount may change as described below.

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Before the youngest Annuitant reaches the age of 59 1/2, the GWB Amount is zero.

Once the youngest Annuitant reaches age 59 1/2, your first withdrawal will establish a Withdrawal Percentage that will never change.

If the Contract has two Annuitants on the Contract Date and one Annuitant dies before a Withdrawal Percentage is determined, the age of the surviving Annuitant will be used to determine the applicable Withdrawal Percentage from the Two Annuitants Withdrawal Percentages column shown in the table below.

If you delay taking a first withdrawal until the youngest Annuitant reaches one of the older ages shown below, the Withdrawal Percentage shown for that older age will be used to determine the GWB Amount each Contract Year for the duration of the Contract. If you never take a withdrawal before the latest possible Annuity Date, the Withdrawal Percentage shown for ages 80 and older will be used to establish your eligible GWB Amount on the latest possible Annuity Date.

Youngest Annuitant's Age at First Withdrawal	One Annuitant Withdrawal Percentage	Two Annuitants Withdrawal Percentage
59 1/2-64	5%	4.5%
65-69	5%	5.0%
70-79	6%	5.5%
80 and older	7%	6.5%

For example, assume there are two Annuitants. Once the youngest Annuitant reaches age 59 1/2, you are eligible to make a withdrawal of the GWB Amount using a Withdrawal Percentage of 4.5%. If you make a withdrawal while the youngest Annuitant is 62, the withdrawal will be considered the first withdrawal and the Withdrawal Percentage of 4.5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract. However, if you choose to wait until the youngest Annuitant turns age 65 to make the first withdrawal, the Withdrawal Percentage of 5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract.

On each Contract Anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest Annuitant reaches age 59 1/2 by the GWB Value on that same Contract Anniversary.

Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest Annuitant reached 59 1/2 as long as total withdrawals in any Contract Year do not exceed the GWB Amount for that same Contract Year.

Each time you make a withdrawal, your Contract Value will be reduced by the amount of the withdrawal. In addition, if total withdrawals in any Contract Year exceed the GWB Amount for that same Contract Year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future Contract Years.

See Appendix A for examples of how your GWB Amount is calculated.

  GWB Value

The Contract has two related values; a Contract Value and a GWB Value. The Contract Value is determined by the method described in Accumulation Units on page (Click Here). The GWB Value is a value that is used to determine the GWB Amount each Contract Year once you make your first withdrawal after the youngest Annuitant reaches age 59 1/2. Your Contract will also have a GWB Value before the date the youngest Annuitant reaches age 59 1/2, and during that time the GWB Value may increase or decrease as described below.

The GWB Value on the Contract Date is equal to the Purchase Payment. If you make withdrawals before the youngest Annuitant reaches age 59 1/2 the GWB Value will be reduced. See Withdrawals Before Youngest Annuitant Reaches Age 59 1/2 below.

If you make withdrawals after the youngest Annuitant reaches age 59 1/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the GWB Value will be reduced. See Withdrawals in Excess of Annual GWB Amount below.

On each Contract Anniversary prior to the oldest Annuitant turning age 85, the GWB Value is compared to the Contract Value to determine whether the GWB Value should be increased. If the Contract has joint Annuitants and the oldest Annuitant dies before the Contract Anniversary that falls on or after his or her 85th birthday, the surviving Annuitant's age will be used. If the oldest Annuitant dies on or after the Contract Anniversary that falls on or after his or her 85th birthday, the GWB Value is not compared to the Contract Value and will not increase.

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If the Contract Value is lower than the GWB Value, the GWB Value will not change.

If the Contract Value is greater than the GWB Value, the GWB Value will be automatically increased to equal the Contract Value. If you make a withdrawal on the Contract Anniversary, the withdrawal will be deducted from the Contract Value after it is compared to the GWB Value.

Any new GWB Value will be used to determine the GWB Amount for the rest of that Contract Year once the youngest Annuitant has reached age 59 1/2 and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.

If you make any withdrawals before you are eligible to withdraw a GWB Amount or if you make total withdrawals in a Contract Year that exceed the GWB Amount for that Contract Year, the GWB Value will decrease as described below.

  Withdrawals Before Youngest Annuitant Reaches Age 59 1/2

You are not eligible to withdraw any part of the GWB Amount until the youngest Annuitant reaches age 59 1/2. If you make a withdrawal before the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by a percentage determined by dividing the Gross Withdrawal amount by the Contract Value at time of the withdrawal. We calculate the new GWB Value as follows.

(1) At the end of the Valuation Period in which you make the Gross Withdrawal, we divide the Gross Withdrawal by what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.

(2) Multiply the percentage determined in (1) by the GWB Value immediately before the Gross Withdrawal. The result is the amount by which the old GWB Value is reduced.

For example, assume your Contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $25,000 for the whole Contract Year. Now assume that you make one $5,000 Gross Withdrawal ($4,900 of which would be paid to you after deduction of a $100 Surrender Charge) during the first Contract Year. If your Contract Value were $30,000 at time of the withdrawal, your GWB Value would be reduced by 16.67% ($5,000 Gross Withdrawal amount divided by $30,000 Contract Value). The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).

  Withdrawals in Excess of Annual GWB Amount

If you withdraw more than the GWB Amount in any Contract Year after the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a Gross Withdrawal that is in excess of the GWB Amount for that Contract Year ("excess Gross Withdrawal") by the Contract Value at time of the excess Gross Withdrawal, as described below. The new GWB Value following an excess Gross Withdrawal is calculated as follows:

(1) Determine the portion of the most recent Gross Withdrawal in combination with the sum of all Gross Withdrawals taken in the current Contract Year that exceeds the GWB Amount for that Contract Year.

(2) Determine what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal less any portion of the most recent Gross Withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.

(3) Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).

(4) Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.

(5) Take the GWB Value prior to the Gross Withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.

For example, assume your Contract is in its sixth Contract Year, has one Annuitant who is age 60, a Contract Value of $30,000 and a GWB Value of $25,000. If you make a first Gross Withdrawal of $5,000 in the sixth Contract Year, you will establish a Withdrawal Percentage of 5% and be eligible to withdraw up to the GWB Amount of $1,250 ($25,000 multiplied by 5%) without causing a reduction in GWB Value. Because your first Gross Withdrawal is $5,000, $1,250 of the withdrawal is eligible to be applied to the GWB Amount for that Contract Year and $3,750 of the withdrawal is an excess Gross Withdrawal. For purposes of determining the impact on the GWB Value, the Contract Value is first reduced by the GWB Amount ($30,000 minus $1,250) resulting in a Contract Value of $28,750. The $3,750 excess Gross Withdrawal proportionally reduces the Contract Value by 13.04% ($3,750 divided by $28,750) which results in a new GWB Value of $21,740 ($25,000 less [25,000 multiplied by 13.04%]). If there are no further withdrawals in that Contract Year and the GWB Value is not increased on the next Contract Anniversary, the GWB Amount for the next Contract Year will be $1,087 ($21,740 multiplied by 5%).

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If the Contract is a Qualified Contract and you elect to receive your minimum required distributions under the Code through our Systematic Withdrawal Process described in Systematic Withdrawal Program on page (Click Here), the reference to GWB Amount in (1), (2) and (3) above shall mean "the greater of the GWB Amount or any minimum required distribution under the Code determined exclusively by us from the Contract Value." If you take a withdrawal to satisfy your minimum required distribution in a way other than through our Systematic Withdrawal Program and your minimum required distribution is in excess of your GWB Amount, the withdrawal may result in Surrender Charges and a reduction in your GWB Value.

Any Premium Tax amount that we deduct from your Contract Value will not be treated as a Withdrawal in Excess of Annual GWB Amount.

See Appendix A for additional examples of GWB Value increases and decreases.

  Conversion of GWB Amount Payments

We include a provision in the Contracts that allows us to convert smaller Contracts before the Annuity Date if the Contract Value is reduced by a withdrawal to an amount equal to or below the lesser of $2,500 or the GWB Amount. If that happens, the Contract will convert on the first day of the calendar month on or after your next Contract Anniversary to an annuity option that will pay you and any joint Owner an annual amount equal to your GWB Amount, adjusted for any excess withdrawals made prior to the conversion for so long as any Annuitant is still alive. The Annuity Date will be deemed to be the first day of the calendar month on or after your next Contract Anniversary. Once a conversion occurs under this provision, the Contract will no longer have a Contract Value as of the Annuity Date. If you do not want your Contract to automatically convert to an annuity option, you must notify us within 30 days of the conversion and request a full withdrawal of your Contract Value. By doing this, your Contract will terminate and you will give up any future GWB Amounts that may be payable.

If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a Systematic Withdrawal causes this provision to apply, we will continue to pay your GWB Amount as a GWB Amount Annuity Income payment on the same day of the month for the period you selected under the Systematic Withdrawal Program. However, if you have selected a period other than monthly, the GWB Amount annuity income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

Your GWB Amount Annuity Income payment for the next Contract Year will not change unless your total withdrawals during the Contract Year and up through the date of conversion exceed your GWB Amount for that Contract Year. If your total withdrawals exceed your GWB Amount, your GWB Value will be reduced as described in Withdrawals in Excess of Annual GWB Amount on page (Click Here) and a new GWB Amount will be determined. The resulting GWB Amount for future Contract Years will be paid in monthly annuity income payments as long as each monthly annuity income payment is at least $20. We reserve the right to pay the GWB Amount as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis.

Systematic Withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year.

Your Systematic Withdrawal Program transactions will take place on the 1st day of the month for the period you selected. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading. You should expect to receive your scheduled payment in 3 to 5 days following the 1st day of the month for the period you selected to allow for mailing time.

If your Contract is a Qualified Contract and you are subject to minimum required distributions ("MRD") under the Code, you must agree to receive your MRD through our Systematic Withdrawal Program so that we do not treat that part of your MRD that exceeds the GWB Amount as an excess Gross Withdrawal. See Withdrawals in Excess of Annual GWB Amount on page (Click Here). In order to receive the greater of your eligible GWB Amount or MRD, you must agree to the following conditions.

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(1) You must elect to receive the greater of the GWB Amount and the MRD on a Systematic Withdrawal basis and you authorize us to calculate the MRD for you.

(2) The MRD for a calendar year will be determined by us exclusively from the Contract Value.

(3) No MRD withdrawal may occur until after December 31st of the calendar year in which your Contract was issued (i.e. Contract Date).

(4) If the Contract was purchased prior to your reaching age 70 1/2, your first MRD must be withdrawn in the calendar year in which you reach age 70 1/2 even though the Code allows you to delay your first MRD until April 1st of the calendar year following the year you reach age 70 1/2. We require this so that only one calendar year's MRD will qualify for the exception we allow for withdrawals in excess of the GWB Amount.

(5) If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the MRD or GWB Amount and any withdrawals in excess of the GWB Amount will be considered excess Gross Withdrawals and could cause a reduction in GWB Value as described in Withdrawals in Excess of Annual GWB Amount on page (Click Here).

We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute, in any Contract Year, an amount more than the greater of the GWB Amount or the MRD for any calendar year that overlaps with a Contract Year.

Each Systematic Withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. You may also be subject to a Surrender Charge, if applicable. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request: (2) each annuity income payment on the first business day after the Annuity Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

(1) Loss of account ownership;

(2) Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an annual rate of 1.15%2. This rate will be 1.00%2 if the Contract only has one Annuitant on the Contract Date. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that the Annuitant(s), upon whose life or lives GWB Amount payments and annuity income payments are based, will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

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(3) Surrender Charge. We assess a 2% Surrender Charge on withdrawals during the first five Contract Years. The Surrender Charge is assessed against the withdrawal amount. No Surrender Charge will apply to (1) any eligible GWB Amount withdrawal, (2) withdrawals from a Qualified Contract that are necessary to comply with the minimum required distributions under the Code, and are taken as part of a Systematic Withdrawal Program offered by us, or (3) withdrawals that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

2 For Contracts purchased prior to 1/1/2009, the M&E Charge is 1.00% for Contracts with 2 Annuitants and 0.85% for Contracts with 1 Annuitant.

(4) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax for Non-qualified Contracts before the Annuity Date. In these states the premium tax applies to the Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(5) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(6) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status on page (Click Here).

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner or Annuitant (in the case of a single Owner) of a Non-qualified Contract, or a last surviving Annuitant of a Qualified Contract, we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing one of the available Annuity Income Options offered through your Contract within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses.

In the event a surviving Owner or a Beneficiary does not elect any of the options described above, a lump sum distribution of the Contract Value may be requested. Before we make a payment to a surviving owner or Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms.

If there are multiple Beneficiaries, we will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms his or her share of the Contract Value. Such payment will be paid no later than allowed under the Investment Company Act of 1940 and any applicable state law.

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ANNUITY DATE

  In General

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. Any Annuity Date you choose must be the first day of a month.

The Contract offers the following Annuity Income options:

(1) You may receive the greater of (a) or (b) where;

(a) is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and

(b) is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant.

If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary.

(2) You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity Income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity Income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option as described in Conversion of GWB Amount Payments on page (Click Here).

Unless you elect another annuity income option prior to the latest possible Annuity Date, the Contract will default to Annuity Income option (1).

  Qualified Contracts

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. Annuity Income option (1) will be modified as follows:

(1) We will pay Annuity Income according to Annuity Income option 1(b) provided annuity income exceeds your eligible GWB Amount and it qualifies under the Code. In general, the federal income tax regulations allow a Qualified Contract to offer the refund described under Annuity Income option (1)(a) and (b) only if the total future expected payments under the option exceed your Contract Value as of the Annuity Date. The total future expected payments are computed in accordance with federal income tax regulations by taking into account the total annuity income payments expected to be made over the applicable distribution period determined under the Joint and Last Survivor Table in the case of two Annuitants or the Single Life Table in the case of one Annuitant.

(2) If we determine that total future expected payments under Annuity Income option (1)(b) will not exceed your Contract Value as of the Annuity Date, we will pay annuity income until there is no longer any living Annuitant or for the applicable distribution period under the Uniform Lifetime Table, whichever is longer, provided the annuity income amount exceeds your eligible GWB Amount.

(3) If the annuity income amount in (2) does not exceed your eligible GWB Amount, we will pay annuity income under Annuity Income option 1(a), provided the total future expected payments under the option exceed your Contract Value as of the Annuity Date.

(4) If we determine that the total future expected payments under Annuity Income option 1(a) will not exceed your Contract Value as of the Annuity Date, we will pay your eligible GWB Amount as Annuity Income until there is no longer any living Annuitant or, if longer, for a period not to exceed the lesser of your Contract Value as of the Annuity Date divided by your eligible GWB Amount and the applicable distribution period under the Uniform Lifetime Table.

If Annuity Income option (2) is selected by you and your Contract is a Qualified Contract, the 120 monthly payments will be limited to the applicable distribution period under the Uniform Lifetime Table.

We reserve the right to limit the maximum period we will pay guaranteed income to a whole number of years or whole number of months.

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The Single Life Table, Joint and Last Survivor Table, and Uniform Lifetime Table may be found in federal income tax regulations section 1.401(a)(9)-9. We reserve the right to use any other life expectancy tables allowed by the Code and federal income tax regulations.

We reserve the right to add to, limit or modify these annuity income options to comply with the Code and offer any other annuity income options that are mutually agreeable to you and us.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then and the Contract Value or annual GWB Amount is sufficient to provide you with an initial monthly income payment of at least $20. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Annuitant elected to continue the Contract as his or her own. As long as the Owner's death occurs before the Annuity Date, a surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner on page (Click Here).

Under Annuity Income option (1) we will pay you Annuity Income in monthly installments starting on the Annuity Date for the life or lives of the Annuitant(s) and your Contract will no longer have a Contract Value. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed. The first monthly annuity income payment will be made on the Annuity Date.

If you have been receiving GWB Amounts through our Systematic Withdrawal Program prior to the latest possible Annuity Date, you may continue to receive the greater of your GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) as an Annuity Income option on the same periodic basis that you selected under our Systematic Withdrawal Program. However, if you have selected a period other than monthly, the Annuity Income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

You may make a partial withdrawal between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date as long as the Gross Withdrawal is equal to or less than the GWB Amount for that Contract Year. If you do this, we will accelerate your Annuity Date to the date of the withdrawal and pay you your entire GWB Amount for that Contract Year. In future Contract Years, we will pay Annuity Income on an annual basis according to the provisions of Annuity Income option (1) or any other Annuity Income option that enables the Contract to comply with the Code.

If you request a withdrawal in excess of the GWB Amount between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date, you are limited to a complete withdrawal, which will terminate any future GWB Amount payments or annuity income.

Under Annuity Income option (2), we will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed and applied to annuity purchase rates that are no less than the guaranteed annuity purchase rates set forth in the Contract and will be based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date.

All money used to support annuity income payments will be held in our general account thereafter. The first annuity income payment will be made on the Annuity Date.

If the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment under Annuity Income Option (2) of at least $20, we reserve the right to pay you the Contract Value in a lump sum instead of providing monthly annuity income.

If the GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20, we reserve the right to pay you as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

The Owner(s) may not change the Annuitant(s) at any time during the Contract.

The Owner's estate, or the Owner for contracts owned by trusts, will be responsible to notify us of the death of the last surviving Annuitant and to repay any Annuity Income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

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Under Annuity Income option (1), if there is a refund due as a result of the death of the last surviving Annuitant, the refund will be paid to the Beneficiary or the last surviving Owner's estate.

Under Annuity Income option (2), if the surviving Annuitant dies before we have made all Annuity Income payments due under the Contract, any remaining Annuity Income will be paid to the Beneficiary or the last surviving Owner's estate. The Beneficiary or the estate may choose instead to receive the present value of the remaining Annuity Income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed Annuity Income payments, if any.

CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor(s) of the trust must be the Annuitant(s). If the trust has only a single grantor, the grantor's spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. The Annuity Date will be the first day of the first calendar month after the oldest Annuitant's 95th birthday, or an earlier date chosen by the Owner. Also, we will require a representation from the grantor(s) that the trust is for the sole benefit of the grantor(s). This is to ensure that the Contract will be respected as an annuity for purposes of federal income tax law.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

  Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

  Tax Deferral During Accumulation Period

Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

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  Diversification Requirements

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor annuitant (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

  Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $25,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

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In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and payments following the death of an Owner must satisfy certain minimum required distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

  Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the Contract as an IRA and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

The taxable portion of a distribution is taxed as ordinary income.

  Taxes on Surrender of the Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service form 8608 if any part of your Purchase Payment has been previously taxed.

  Taxes on Partial Withdrawals

Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments. In the event your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your Purchase Payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a Qualified Contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see 10% Penalty Tax on Early Withdrawals). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

GMWB

In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Annuity Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of Annuity Income payments under the Contract generally is taxed on the portion of such income payments that exceed the cost basis in the Contract. In the case of fixed income payments, like the Annuity Income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the Annuity Income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of Annuity Income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Income payments will be fully taxable. If Annuity Income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For Qualified Contracts, we report the cost basis as zero and each annuity income payment is fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

  Other Tax Information

In the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or payments following the death of Owner exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts on page (Click Here).

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a Contract.

GMWB

  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.

  FILI's Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Joint Owners must be spouses on the Contract Date. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint Ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Purchase Payment among the Investment Options.

You may not remove an Owner unless the removal is pursuant to a court order.

After the Contract Date, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate the Purchase Payment among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals, if the Contact has a Contract Value; (e) change Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (f) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date and changes of Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

2. Annuitant(s). You must be the Annuitant(s). If the Contract is owned by a trust, the grantor of the trust must be an Annuitant. You may name a joint Annuitant as long as the joint Annuitant is the spouse of the Annuitant on the Contract Date.

You may not add or remove the Annuitant(s) after the Contract Date unless the removal is pursuant to a court order.

Your eligibility for benefits under the Guaranteed Withdrawal Benefit For Life feature is determined by the age of the Annuitant(s). The GWB Amount that is available once you are eligible under the Guaranteed Withdrawal Benefit For Life feature depends on a number of factors, including the number of Annuitants on the Contract Date and the age of the youngest Annuitant when your first withdrawal is made. If an Annuitant's age has been misstated we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments on page (Click Here), we will suspend any future GWB Amounts until we have recovered the amount of the overpayment. If the Contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments on page (Click Here), we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually. The previously underpaid GWB Amount will be deducted from the Contract Value.

If you choose to receive Annuity Income using the Contract Value and annuity purchase rates, the amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and, unless prohibited by applicable state law, sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly Annuity Income to reflect the actual age and/or sex. If we have previously overpaid monthly Annuity Income, we will withhold monthly Annuity Income until we have recovered the amount of the overpayment. If Annuity Income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly Annuity Income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

GMWB

3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If the Contract has a joint Annuitant, the joint Annuitant will be treated as the primary Beneficiary over any other named Beneficiaries.

If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable or which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

After the death of all the Owners and Annuitants, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. A Qualified Contract may not be assigned. A Non-qualified Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Code; (b) a Contract owned by a person may be transferred to a person's spouse; (c) a Contract owned by one or two individual(s) may be transferred to a trust of which the individual(s) is(are) the grantor(s) and (d) a Contract owned by a trust may be transferred to the trust's grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If we provide too many GWB Amount payments or annuity income payments because we are not notified of an Annuitant's death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

GMWB

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of the Minimum Purchase Payment

We may reduce the minimum Purchase Payment requirement for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payment, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

GMWB

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page (Click Here) of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. This means that the voting instructions of a small number of Owners could determine the outcome of any proposal for all Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

GMWB

Appendix A: Guaranteed Withdrawal Benefit for Life Examples

Example 1.

Assume your Contract has one Annuitant who is age 65 and you made a $25,000 Purchase Payment on the Contract Date. Assume you make one withdrawal in the first Contract Year equal to your eligible GWB Amount ($1,250 = 5% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire 1st Contract Year. If your Contract Value is $30,000 at time of the first Contract Anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the 2nd Contract Year would be increased to $1,500 to reflect the increased GWB Value.

In the same example, if the Contract Value was $20,000 at time of the first Contract Anniversary, the GWB Value would be unchanged on the Contract Anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,250.

Example 2.

Assume your Contract has one Annuitant who is age 67 and you made a $100,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $100,000 for the whole Contract Year. Further assume that you make a $3,000 Gross Withdrawal during the first Contract Year. This withdrawal will establish the Withdrawal Percentage as 5% and the GWB Amount as $5,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no Surrender Charges applicable to this withdrawal and there is no reduction to the GWB Value. Your Contract Value will be reduced by $3,000, the amount of the withdrawal.

Further assume that later in that first Contract Year, you make a second Gross Withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $3,000. Therefore, $2,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($8,000) is treated as an excess withdrawal. Assume your Contract Value would have been $104,000 at the end of the Valuation Period had you not taken the withdrawal. Your GWB Value will be reduced by 7.84%. The 7.84% reduction is determined by dividing the $8,000 Excess Withdrawal by $102,000 ($104,000 - $2,000 determined above) resulting in a new GWB Value of $92,160 ($100,000 GWB Value minus [$100,000 multiplied by .0784]). Additionally, a $160 Surrender Charge is due on the $10,000 Gross Withdrawal (2% of the $8,000 excess withdrawal).

Further assume that you make a third withdrawal in the first Contract Year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your Contract Value would have been $90,000 at the end of the Valuation Period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 Excess Withdrawal divided by $90,000) resulting in a new GWB Value of $87,036 ($92,160 GWB Value minus [$92,160 multiplied by .0556]). A $100 Surrender Charge is due on the $5,000 Gross Withdrawal (2% of the $5,000 excess withdrawal).

Example 3.

Assume your Contract has one Annuitant who is currently age 84 and you made a $100,000 Purchase Payment 18 years ago. Assume also that your GWB Value is still $100,000 and your GWB Amount, which you have been withdrawing every year, is $5,000. Assume you take your first withdrawal of $5,000 in the current Contract Year and that your Contract Value would have been $6,000 at the end of the Valuation Period had you not taken the withdrawal. The Contract Value after the withdrawal is $1,000 which is below the amount which will trigger the conversion of your Contract on the first of the month following your next Contract Anniversary. Assuming you make no further withdrawals prior to the conversion date, we will begin GWB Amount payments of $5,000 each year for so long as any Annuitant is alive.

The Following examples are specific to Qualified Contracts and are provided to help illustrate the impact of minimum required distributions (MRD's) and the impact to the contract of taking the MRD's under various circumstances.

Assumptions common to examples 4-6.

Assume your Contract Date is 6 years in the past and your Contract has one Annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your minimum required distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your Contract in the current Contract Year, nor have you made any withdrawals in the current calendar year. Also, assume that your next Contract Anniversary will occur in the following calendar year and that your GWB Value did not increase on your Contract Anniversary in the current calendar year.

GMWB

Example 4.

To satisfy your MRD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated on page (Click Here) of this prospectus to receive the greater of your GWB Amount and your MRD. To demonstrate the reduction, assume your Contract Value would have been $103,000 at the end of the Valuation Period had you not taken the withdrawal. After your withdrawal is processed, your Contract Value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 - $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [$100,000 multiplied by .0031]).

Example 5.

Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or MRD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your MRD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your MRD as shown on page (Click Here) of this prospectus have been met.

Example 6.

Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your MRD requirements, you would need to elect an annual payment frequency from the SWP program so that we are able to pay a full year's worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your MRD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your MRD was taken through our SWP program. We have assumed that all of the conditions for receiving an MRD exception as shown on page (Click Here) of the prospectus have been met.

GMWB

Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 1.10% for one Annuitant and 1.25% for two Annuitants

Fidelity VIP Balanced Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.46	9.97	53,367,944
2010	8.97	10.46	57,313,134
2009	6.55	8.97	60,718,552
2008	10.03	6.55	62,778,253
2007*	10.00	10.03	11,857,813

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.41	9.90	24,985,212
2010	8.94	10.41	25,987,863
2009	6.54	8.94	27,021,200
2008	10.03	6.54	26,684,286
2007*	10.00	10.03	5,513,507

* Period from 9/4/2007 to 12/31/2007

Fidelity VIP FundsManager 60% Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.01	9.70	37,863,165
2010	8.91	10.01	40,826,754
2009	7.35	8.91	43,813,193
2008	10.17	7.35	44,018,089
2007*	10.00	10.17	6,332,397

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.96	9.64	22,338,517
2010	8.88	9.96	23,595,730
2009	7.34	8.88	25,083,223
2008	10.16	7.34	24,357,272
2007*	10.00	10.16	3,793,634

* Period from 9/4/2007 to 12/31/2007

GMWB

Fidelity VIP Money Market Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.18	10.08	261,864
2010	10.27	10.18	238,306
2009	10.31	10.27	96,604
2008	10.12	10.31	1,441,677
2007*	10.00	10.12	3,058,440

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.13	10.01	3,437
2010	10.23	10.13	6,878
2009	10.29	10.23	7,685
2008	10.12	10.29	1,117,901
2007*	10.00	10.12	1,043,354

* Period from 9/4/2007 to 12/31/2007

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

GMWB

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 1.25% for one Annuitant and 1.40% for two Annuitants

Fidelity VIP Balanced Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	18.23	17.33	4,606,125
2010	15.64	18.23	4,687,970
2009	11.68	15.64	4,817,291

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	18.17	17.25	3,535,165
2010	15.62	18.17	3,482,470
2009	11.68	15.62	3,559,178

Fidelity VIP FundsManager 60% Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.02	14.53	10,255,723
2010	13.38	15.02	10,911,981
2009	11.20	13.38	11,485,720

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.97	14.46	8,937,497
2010	13.36	14.97	9,356,968
2009	11.20	13.36	9,593,708

Fidelity VIP Money Market Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.85	9.74	0
2010	9.95	9.85	0
2009	10.01	9.95	0

GMWB

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.82	9.69	0
2010	9.94	9.82	0
2009	10.01	9.94	0

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

GMWB

Table of Contents
of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3

GMWB-pro-0412
1.850778.106

GMWB

INDIVIDUAL RETIREMENT ACCOUNT
DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of the modified single premium deferred variable annuity Contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") through Fidelity Investments Variable Annuity Account I (the "Variable Account"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal of tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS") and is therefore subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from a IRA account or another IRA annuity.

4. Subsequent contributions will not be accepted although the single premium for the Contract may be paid from different sources described in paragraph 3 above and received by us on different dates.

5. No deduction is allowed for a rollover contribution.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any.

9. If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is part of a series of substantially equal periodic payments over your life (of life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (4) satisfies some other specified exception to the penalty law.

FGGI IRA DISC

Not Part of the Prospectus

10. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (of the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectance (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner' spouse is the sole beneficiary).

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period or the amount of any refund feature under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11. Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13. The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14. Further information concerning IRA and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15. The Contract may cease to be an IRA because of a prohibited transaction. Generally, a prohibited transaction is any improper use of the Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year. You must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16. The value of your investment will depend on how you allocate your Purchase Payment to the available Investment Options and the actual investment performance of the Investment Options you choose. No minimum Contract Value is guaranteed. The Contract provides for a withdrawal benefit (Guaranteed Withdrawal Benefit For Life feature) where you may make withdrawals of a guaranteed amount each Contract Year starting when the youngest Annuitant turns 59 1/2. The amount you can withdraw under this benefit depends on the age and number of Annuitants at the time of first withdrawal following the youngest Annuitant turning 59 1/2. In general, the guaranteed amount will not decrease unless you withdraw more than the allowable guaranteed amount during a Contract Year. See your prospectus for a more detailed description.

17. As further described in the prospectus, the following are all the charges that FILI currently makes:

(a) Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 0.25%.

FGGI IRA DISC

Not Part of the Prospectus

(b) Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 1.15%1 if the Contract has two Annuitants on the Contract Date. For a Contract with only one Annuitant on the Contract Date, the annual rate is 1.00%1.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

(d) Surrender Charge

FILI will assess a 2% Surrender Charge on withdrawals during the first five Contract Years. No Surrender Charge is applied to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature; or (2) taken to comply with the minimum required distributions and are taken as part of a Systematic Withdrawal Program offered by FILI; or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

1 For contracts purchased prior to 1/1/2009 a daily charge equivalent to an annual rate of 1.00% is deducted if the contract has two annuitants and 0.85% if the contract has one annuitant.

FGGI IRA DISC

Not Part of the Prospectus

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FVA-91200

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FVA-91200

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FVA-91200

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY GROWTH AND GUARANTEED INCOME® ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2012

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through Fidelity Investments Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2012 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

GMWB-ptb-0412
1.850779.106

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page v in the Fee Table of the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2011 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2011, 2010 and 2009

Report of Independent Registered Public Accounting firm

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

April 19, 2012

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

December 31, 2011 and 2010

ASSETS	2011	2010
Investments:
Debt securities, available-for-sale, at fair value
(amortized cost of $733,420 in 2011 and $585,356 in 2010)	$746,492	$599,212
Equity securities, at fair value (cost of $50 in 2011 and 2010)	52	54
Policy loans	706	517

Total investments	747,250	599,783

Cash and cash equivalents	265,902	241,386
Accrued investment income	4,993	4,936
Deferred policy acquisition costs	58,544	58,371
Reinsurance deposit and receivables	1,515,953	1,617,407
Property and equipment, net	-	3,116
Other assets	10,317	9,026
Net deferred tax asset	64,653	62,358
Income taxes receivable	6,054	4,163
Separate account assets	17,475,846	17,422,820

Total assets	$20,149,512	$20,023,366

LIABILITIES
Future contract and policy benefits	1,014,779	1,016,915
Contract holder deposit funds	667,917	737,089
Investment trades payable	75,947	11
Other liabilities and accrued expenses	32,601	30,591
Payable to parent and affiliates	10,147	8,290
Separate account liabilities	17,475,846	17,422,820

Total liabilities	19,277,237	19,215,716

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized;
300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	69,582	69,582
Accumulated other comprehensive income	8,205	8,706
Retained earnings	791,488	726,362

Total stockholder's equity	872,275	807,650

Total liabilities and stockholder's equity	$20,149,512	$20,023,366
The accompanying notes are an integral part of the consolidated financial statements.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF INCOME
AND COMPREHENSIVE INCOME
(in thousands)

for the years ended December 31, 2011, 2010, and 2009

	2011	2010	2009

Revenues:
Fees charged to contract holders	$122,591	$114,721	$98,477
Net investment income	16,824	17,624	17,950
Interest on reinsurance deposit	40,665	43,909	47,764
Fund administration fees	7,576	5,461	2,028
Net realized investment gains (losses):
Other than temporary losses on debt securities	(71)	-	(224)
Total other than temporary losses	(71)	-	(224)
Net realized investment gains on sales	12,191	11,110	10,185
Total net realized investment gains	12,120	11,110	9,961
Premiums, net	9,924	9,760	4,996
Other income	-	26	8

Total revenues	209,700	202,611	181,184

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	60,724	69,307	79,055
Contract and policy benefits and expenses	58,742	63,863	62,371
Other expenses	-	-	8,599

Total benefits and expenses	119,466	133,170	150,025

Income before income taxes	90,234	69,441	31,159

Income tax expense	25,108	17,740	7,154

Net income	65,126	51,701	24,005

Other comprehensive (loss) income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	11,439	14,005	14,162
Reclassification adjustment for net realized gains included in
net income	(12,120)	(11,110)	(9,961)
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	-	-	(197)
Provision for income taxes related to items of other comprehensive income	180	(1,080)	(1,356)

Other comprehensive (loss) income, net of tax	(501)	1,815	2,648

Comprehensive income	$64,625	$53,516	$26,653

(1) Includes affiliated company transactions (Note 8)
The accompanying notes are an integral part of the consolidated financial statements.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)

for the years ended December 31, 2011, 2010, and 2009

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2008	$3,000	$69,582	$4,243	$650,656	$727,481

Comprehensive income:
Net income	-	-	-	24,005	24,005
Other comprehensive income	-	-	2,648	-	2,648

Balance at December 31, 2009	$3,000	$69,582	$6,891	$674,661	$754,134

Comprehensive income:
Net income	-	-	-	51,701	51,701
Other comprehensive income	-	-	1,815	-	1,815

Balance at December 31, 2010	$3,000	$69,582	$8,706	$726,362	$807,650

Comprehensive income:
Net income	-	-	-	65,126	65,126
Other comprehensive income	-	-	(501)	-	(501)

Balance at December 31, 2011	$3,000	$69,582	$8,205	$791,488	$872,275
The accompanying notes are an integral part of the consolidated financial statements.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

for the years ended December 31, 2011, 2010, and 2009

	2011	2010	2009
Cash flows from operating activities:
Net income	$65,126	$51,701	$24,005
Adjustments to reconcile net income to net cash provided
by operating activities:
Amortization and depreciation	5,192	7,012	8,753
Net realized investment gains	(12,120)	(11,110)	(9,961)
Charitable donation expense	-	-	8,599
Benefit for deferred taxes	(1,905)	(7,918)	(14,120)
Changes in assets and liabilities:
Accrued investment income	(57)	53	716
Change in deferred policy acquisition costs, net of amortization	(70)	(2,089)	(3,814)
Future contract and policy benefits, net	99,597	96,692	99,508
Reinsurance deposit and receivables	101,455	103,414	110,178
Payable to (receivable from) parent and affiliates, net	1,857	15,410	(16,804)
Income taxes	(1,891)	(14,461)	19,924
Other assets and other liabilities, net	673	15,849	(467)

Net cash provided by operating activities	257,857	254,553	226,517

Cash flows from investing activities:
Purchase of debt securities	(953,585)	(818,527)	(910,674)
Purchase of equity securities	-	(50)	-
Proceeds from sales of debt securities	676,485	738,999	837,963
Proceeds from maturities of calls of debt securities	138,916	30,064	41,953
Investment trades payable (receivable)	75,936	(43)	21
Change in policy loans	(189)	47	(313)
Capital expenditures	-	(4)	2

Net cash used for investing activities	(62,437)	(49,514)	(31,048)

Cash flows from financing activities:
Deposits credited to fixed annuity contracts	1,771,700	1,684,288	1,344,524
Net transfers (from) to separate accounts	(431,356)	(366,059)	27,271
Withdrawals from variable annuity contracts	(1,378,654)	(1,362,379)	(1,430,114)
Withdrawals from fixed annuity contracts	(132,594)	(141,220)	(149,485)

Net cash used for financing activities	(170,904)	(185,370)	(207,804)

Net increase (decrease) in cash and cash equivalents	24,516	19,669	(12,335)

Cash and cash equivalents:
Beginning of year	241,386	221,717	234,052
End of year	$265,902	$241,386	$221,717

Supplemental disclosure of cash flow Information for non-cash transactions
Charitable donation of debt securities	$-	$-	$8,599
The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., and the PIMCO Variable Insurance Trust. Previously, the Company offered certain portfolios in the Strategic Advisers, Inc. funds and the Credit Suisse Trust funds. Effective December 4, 2009, the Strategic Advisers, Inc. funds were liquidated and closed. Effective October 21, 2011, the Credit Suisse Trust funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt and equity securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $14,695,000 and $15,768,000 at December 31, 2011 and 2010, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $264,078,000 and $237,191,000 at December 31, 2011 and 2010, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, and administrative charges for variable annuity and life contract holders and also includes the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity product. Prior to 2009, deferred policy acquisition costs for certain deferred variable annuity products were amortized over a 20 year period.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. During 2011 and 2010, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $0 and $3,116,000 are recorded in Property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2011 and 2010, respectively. Depreciation expense on these capitalized software development costs were $3,116,000, $5,846,000, and $6,908,000 in 2011, 2010, and 2009, respectively.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The GAAP accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In April 2010, the FASB issued guidance that effect consolidation analysis for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the issuer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder. The guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively applied to all prior periods upon adoption. The Company adopted this guidance effective January 1, 2011. The adoption of this guidance had no impact on the Company's consolidated financial statements.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The Company adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity effective January 1, 2011. The adoption of this guidance is provided in Note 5 of the Company's consolidated financial statements.

In April 2009, the FASB issued new accounting guidance which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in fair values were other-than-temporary, the cost of the securities was written down to fair value and the reduction in value was reflected as a realized loss. Adoption of this guidance requires that the Company record, as of the beginning of the period of adoption, a cumulative effect adjustment to reclassify the non credit component of a previously recognized OTTI from retained earnings to other comprehensive income. The Company adopted this guidance effective April 1, 2009. The adoption of this guidance had no impact on the Company's financial statements.

Future Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this amended guidance to have a material impact on the consolidated financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In October 2010, the FASB issued guidance on the definition of acquisition costs eligible for deferral in connection with the acquisition of new or renewal insurance contracts. Under the new guidance, acquisition costs that are eligible for deferral include those costs that are directly related to the successful acquisition of the new or renewal business; incremental direct costs of acquisition that are incurred with independent third parties or employees; and advertising costs meeting the capitalization criteria for direct - response advertising. This guidance is effective for fiscal years beginning after December 15, 2011. The guidance may be adopted prospectively with retroactive application permitted but not required. The Company is currently evaluating the impact of this amendment.

3. GUARANTEED BENEFITS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. This guidance requires the establishment of a liability using a specified reserve methodology for contracts that contain death or other insurance benefits.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. These benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death, or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2011	2010
Beginning Balance	$12,885	$15,976
Unlocking of benefit ratio	703	(1,840)
Interest on reserve	919	959
Claims paid	(3,146)	(4,588)
Accrual of benefit ratio	2,364	2,378

Ending Balance	$13,725	$12,885

The reinsurance recoverables associated with the GMDB were $13,366,000 and $12,475,000 at December 31, 2011 and 2010, respectively.

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

• The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns:

• The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% - 11.5% depending on the underlying fund type.

• The DAC model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

• The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

• The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

• The base lapse rate and partial withdrawal assumptions vary from 6.0% - 7.5% and 1.5% - 3.0%, respectively, depending on contract type and policy duration.

• The lapse rates for anticipated internal replacements vary from 3.0% to 5.5% depending on calendar year.

• The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2011 and 2010. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2011	2010
(in thousands, except for contract holder data)

Net deposits paid
Account value	$4,711,588	$5,465,047
Net amount at risk	$251,738	$254,466
Average attained age of contract holders	63	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$290,947	$340,695
Net amount at risk	$73,374	$67,965
Average attained age of contract holders	68	67

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1/2 for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

3. GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2011	2010
	(in thousands)
Beginning Balance	$1,511	$1,845
Unlocking of benefit ratio	(116)	(195)
Interest on reserve	70	44
Accrual of benefit ratio	552	591
Claims paid	-	-
Other	-	(774)
Ending Balance	$2,017	$1,511

For business issued prior to January 1, 2009, the Company reinsured 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with the GMWB were $1,979,000 and $1,484,000 at December 31, 2011 and 2010, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

• The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

• The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

• The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

• The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

• Separate benefit ratios were calculated for single life and joint life policies.

• For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 5 1/2 years from issue and age 59 1/2.

• The mortality assumption is the Annuity 2000 Mortality Table.

• The lapse rates range from 2% to 10% with dynamic lapse reduction for contracts in the money.

• The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2011 and 2010:

	Years Ended December 31,
	2011	2010
	(in thousands)
Account value	$1,934,989	$2,134,946
GMWB value	$2,157,529	$2,115,407
Average attained age of contract holders	69	68

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Debt securities	$18,707	$19,478	$18,920
Cash and cash equivalents	361	482	1,407
Other income	164	238	214
Total investment income	19,232	20,198	20,541
Less: investment expenses	2,408	2,574	2,591
Net investment income	$16,824	$17,624	$17,950

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Debt securities:
Gross realized gains	$13,386	$13,213	$16,620
Gross realized losses	$(1,195)	(2,103)	(6,435)

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $71,000, $0, and $224,000 in 2011, 2010, and 2009, respectively. There were no debt securities that were non-income producing for 2011, 2010, and 2009, respectively. There was no interest foregone by non-income producing securities for 2011, and 2010, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,
	2011	2010	2009
	(in thousands)
Debt securities	$13,072	$13,856	$10,957
Equity securities	2	4	-
DAC	(255)	(359)	(351)
Deferred income tax expense	(4,614)	(4,795)	(3,715)
	$8,205	$8,706	$6,891

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2011 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$(1,740)	$114,307	117
Greater than 12 months	(92)	3,434	9
	$(1,832)	$117,741	126
Below investment grade debt securities:
0-12 months	$(576)	$9,073	85
Greater than 12 months	(29)	1,272	6
	$(605)	$10,345	91

Total	$(2,437)	$128,086	217

Debt securities that have been in a continuous unrealized loss position as of December 31, 2010 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
	(in thousands)

Investment grade debt securities:
0-12 months	$(1,676)	$144,942	67
Greater than 12 months	(37)	3,237	4
	$(1,713)	$148,179	71
Below investment grade debt securities:
0-12 months	$(200)	$5,017	38
Greater than 12 months	-	-	-
	$(200)	$5,017	38

Total	$(1,913)	$153,196	109

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2011 and 2010. The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2011. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities comprised approximately 5% of the total portfolio as of December 31, 2011. Unrealized losses on below investment grade securities were driven principally by changes in market yields.

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer were as follows:

		December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
		(in thousands)

Debt securities:
U.S. Treasury and other U.S. Government
agency securities	$304,082	$3,841	$(32)	$-	$307,891
Corporate and other debt securities	361,088	11,257	(2,165)	-	370,180
Foreign government securities	6,694	216	-	-	6,910
Mortgage and asset backed securities	61,556	195	(240)	-	61,511

Total debt securities	$733,420	$15,509	$(2,437)	$-	$746,492

Equity securities:	$50	$2	$-	$-	$52

		December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
		(in thousands)

Debt securities:
U.S. Treasury securities	$203,731	$2,031	$(1,109)	$-	$204,653
Corporate and other debt securities	334,098	13,302	(673)	-	346,727
Foreign government securities	5,715	113	-	-	5,828
Mortgage and asset backed securities	41,812	323	(131)	-	42,004

Total debt securities	$585,356	$15,769	$(1,913)	$-	$599,212

Equity securities:	$50	$4	$-	$-	$54

During 2011 and 2010, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

The amortized cost and fair value of debt securities at December 31, 2011, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

4. INVESTMENTS (CONTINUED):

	Amortized Cost	Estimated Fair Value
	(in thousands)

Due in 1 year or less	$51,385	$52,205
Due after 1 year through 5 years	454,693	464,085
Due after 5 years through 10 years	87,787	90,594
Due after 10 years	77,999	78,100
Mortgage and asset backed securities	61,556	61,508

	$733,420	$746,492

At December 31, 2011 and 2010, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury and other U.S. Government agency securities.

At December 31, 2011, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,687,000 and $2,819,000 respectively. At December 31, 2010, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,683,000 and $2,788,000 respectively.

During 2009, the Company donated debt securities to a qualified charitable organization at fair value of $8,599,000. This is recorded as "Other expenses" in the consolidated statements of income and comprehensive income. There were no donations in 2011 or 2010.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

• Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for similar assets and liabilities in an active market.

• Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

• Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The majority of available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31:

	December 31, 2011
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury and other U.S. Government
agency securities	$-	$307,891	$-	$307,891
Corporate and other debt securities	-	370,104	76	370,180
Foreign government securities	-	6,910	-	6,910
Mortgage and asset backed securities	-	61,511	-	61,511
Total available-for-sale debt securities	-	746,416	76	746,492
Equity securities	52	-	-	52
Separate account assets	17,475,846	-	-	17,475,846
Total	$17,475,898	$746,416	$76	$18,222,390

	December 31, 2010
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$-	$204,653	$-	$204,653
Corporate debt securities	-	346,727	-	346,727
Foreign government securities	-	5,828	-	5,828
Mortgage and asset backed securities	-	41,992	12	42,004
Total available-for-sale debt securities	-	599,200	12	599,212
Equity securities	54	-	-	54
Separate account assets	17,422,820	-	-	17,422,820
Total	$17,422,874	$599,200	$12	$18,022,086

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Changes in Level 3 assets measured at fair value on a recurring basis during 2011 were as follows:

	Corporate and Other Debt Securities	Mortgage and Asset Backed Securities
	(in thousands)

Fair Value, Beginning Balance	$-	$12

Realized and Unrealized Gains	-	7
Recorded in Revenues	-	-
Recorded in Other Comprehensive Income	-	-
Purchases	-	-
Sales	-	-
Issuances	-	(19)
Settlements	-	-
Other	-	-
Transfers into Level 3	76	-
Transfers out of Level 3	-	-

Fair Value, Ending Balance	$76	$-

Transfers into Level 3 corporate and other debt securities were primarily the result of unobservable inputs and the use of broker dealer quotes that could not be validated when previously information from third party pricing services that could be validated was used.

Changes in Level 3 assets measured at fair value on a recurring basis during 2010 were as follows:

	Corporate and Other Debt Securities	Mortgage and Asset Backed Securities
	(in thousands)

Fair Value, Beginning Balance	$-	$24

Realized and Unrealized Gains
Recorded in Revenues	-	-
Recorded in Other Comprehensive Income	-	(12)
Purchases, Issuances, and Settlements, Net	-	-
Net Transfers into (out of) Level 3	-	-

Fair Value, Ending Balance	$-	$12

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy loans	$706	$706	$517	$517
Reinsurance deposit and receivables	1,515,953	1,630,055	1,617,407	1,703,591

	$1,516,659	$1,630,761	$1,617,924	$1,704,108

Financial Liabilities:
Contract holder deposit funds	$75,947	$782,380	$737,089	$822,739

	$75,947	$782,380	$737,089	$822,739

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Current:
Federal	$27,050	$25,419	$21,782
State	(37)	239	(508)
	27,013	25,658	21,274
Deferred:
Federal	(2,594)	(7,793)	(13,924)
State	689	(125)	(196)
	(1,905)	(7,918)	(14,120)
Provision for income taxes	$25,108	$17,740	$7,154

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2011	2010
	(in thousands)

Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$24,309	$19,821
Contract holder reserves	32,458	35,328
Deferred revenue	7,581	8,450
Unrealized gains on available-for-sale securities	(4,575)	(4,993)
Deferred compensation and retirement benefit plans	2,076	2,537
Other, net	2,804	1,215
Net deferred tax asset	$64,653	$62,358

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset as of December 31, 2011 and 2010, respectively.

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)

Tax provision at U.S. Federal statutory rate	$31,582	$24,304	$10,905
Dividends received deduction	(7,267)	(6,438)	(4,137)
Other, net	793	(126)	386
	$25,108	$17,740	$7,154

FILI paid federal and state income taxes of $28,904,000, $40,119,000, and $0 in 2011, 2010 and 2009, respectively.

The FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2008. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $7,267,000, $6,438,000 and $4,137,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2011, 2010 and 2009, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
FILI
Statutory net income	$21,580	$63,681	$13,303
Statutory surplus	$766,906	$739,300	$669,319
EFILI
Statutory net income	$2,883	$2,441	$1,857
Statutory surplus	$60,692	$57,549	$54,461

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $22,289,000, $20,329,000, and $17,926,000 in 2011, 2010 and 2009, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $24,337,000, $27,332,000, and $23,777,000 in 2011, 2010 and 2009, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company entered into agreements with Pyramis Global Advisors Trust Company to provide investment and managerial advice. The Company incurred charges of $1,206,000, $1,107,000, and $1,078,000 in 2011, 2010 and 2009, respectively, for such services.

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR LLC and its subsidiaries $30,572,000, $36,829,000, and $26,609,000 in 2011, 2010 and 2009, respectively, for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $1,381,000, $1,559,000, and $2,556,000 in 2011, 2010 and 2009, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $3,699,000, $4,512,000, and $4,945,000 in 2011, 2010 and 2009, respectively.

Effective February 28, 2009, FILI issued a $200,000,000 unsecured revolving line of credit to its parent, FMR LLC. The revolving line of credit agreement was approved by the Utah Insurance Department and matures on an annual basis but may be extended for successive one year periods by mutual agreement of the parties, subject to the prior approval of the Utah Insurance Department. Under the terms of the agreement, FILI receives a facility fee per year based on the unused amounts of the line of credit. As of December 31, 2011 and 2010, the facility fee was 0.06% and 0.08%, respectively. In addition, FILI receives annual interest on any advances made under the agreement at LIBOR (based on Bloomberg quotations) plus a spread. There were no amounts advanced by FILI under the line of credit agreement during 2011, 2010 or 2009. The Company earned facility fees of $142,000, $202,000 and $199,000 in 2011, 2010 and 2009, respectively from FMR LLC. Effective February 27, 2012, the revolving line of credit agreement was renewed for one year.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Underwriting, acquisition and insurance expenses:
Commissions, gross	$22,290	$20,329	$17,926
Compensation and benefits	17,287	22,057	29,899
Capitalization of deferred policy acquisition costs	(5,473)	(6,071)	(5,697)
Amortization of deferred policy acquisition costs	5,403	3,982	1,883
Rent expenses	1,249	1,299	2,068
Taxes, licenses and fees	1,929	2,418	3,553
General insurance expenses	18,039	25,293	29,423

Total underwriting, acquisition and insurance expenses	$60,724	$69,307	$79,055

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2011, 2010 and 2009, the Company decreased amortization by $687,000, $1,727,000, and $3,823,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2011). Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	December 31,
	2011	2010
	(in thousands)
Reinsurance deposits and receivables:
Genworth Life Insurance Company and Genworth Life
Insurance Company of New York	$876,373	$957,317
Principal Life Insurance Company	575,504	593,197

Reinsurance deposits and receivables	$1,451,877	$1,550,514

Contract holder deposit funds and future benefits	$1,471,838	$1,572,411

Interest on reinsurance deposit	$39,873	$43,277
Contract and policy benefits and expenses	$33,427	$36,528

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of these reinsurers.

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)

Direct life premiums	$15,573	$15,874	$15,668
Reinsurance ceded, net of ceding expense allowance	(5,649)	(6,114)	(10,672)
Net premiums	$9,924	$9,760	$4,996

Direct contract and policy benefits	$131,005	$143,493	$149,935
Reinsurance ceded	(72,263)	(79,630)	(87,564)
Net contract and policy benefits	$58,742	$63,863	$62,371

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred subsequent that would require disclosure.

Fidelity® Investments

Variable Annuity Account I

(Fidelity Cover Art)

Annual Report

December 31, 2011

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 474,224	$ 797,552	$ 133,674	$ 237,550	$ 403,297	$ 135,567	$ 350,129	$ 89,083
Receivable from FILI	0	0	4	0	0	0	9	0
Total assets	474,224	797,552	133,678	237,550	403,297	135,567	350,138	89,083
Liabilities:
Payable to FILI	26	83	0	0	10	1	0	0
Total net assets	$ 474,198	$ 797,469	$ 133,678	$ 237,550	$ 403,287	$ 135,566	$ 350,138	$ 89,083
Net Assets:
Fidelity Retirement Reserves	$ 430,318	$ 0	$ 99,585	$ 0	$ 345,624	$ 0	$ 315,884	$ 0
Fidelity Income Advantage	43,880	0	34,093	0	57,663	0	34,254	0
Fidelity Personal Retirement	0	794,406	0	237,550	0	135,566	0	89,083
Fidelity Freedom Lifetime Income	0	390	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	2,673	0	0	0	0	0	0
Total net assets	$ 474,198	$ 797,469	$ 133,678	$ 237,550	$ 403,287	$ 135,566	$ 350,138	$ 89,083
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	19,936	0	2,505	0	5,929	0	5,063	0
Unit Value	$ 21.58	$ 0	$ 39.76	$ 0	$ 58.29	$ 0	$ 62.39	$ 0
Fidelity Income Advantage:
Units Outstanding	2,087	0	880	0	1,015	0	563	0
Unit Value	$ 21.04	$ 0	$ 38.76	$ 0	$ 56.83	$ 0	$ 60.83	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	72,870	0	17,762	0	11,968	0	7,373
Highest Unit Value	$ 0	$ 11.44	$ 0	$ 17.38	$ 0	$ 17.56	$ 0	$ 17.79
Lowest Unit Value	$ 0	$ 10.01	$ 0	$ 10.95	$ 0	$ 10.63	$ 0	$ 11.50
Fidelity Freedom Lifetime Income:
Units Outstanding	0	35	0	0	0	0	0	0
Unit Value	$ 0	$ 11.18	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	262	0	0	0	0	0	0
Highest Unit Value	$ 0	$ 10.08	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Unit Value	$ 0	$ 9.74	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	3	0	0	0	0	0	0
Highest Unit Value	$ 0	$ 10.01	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Unit Value	$ 0	$ 9.69	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 68,421	$ 38,254	$ 100,386	$ 348,153	$ 444,312	$ 263,763	$ 90,737
Receivable from FILI	2	0	1	0	0	0	0
Total assets	68,423	38,254	100,387	348,153	444,312	263,763	90,737
Liabilities:
Payable to FILI	0	0	0	7	0	32	0
Total net assets	$ 68,423	$ 38,254	$ 100,387	$ 348,146	$ 444,312	$ 263,731	$ 90,737
Net Assets:
Fidelity Retirement Reserves	$ 63,245	$ 33,407	$ 0	$ 272,286	$ 0	$ 216,396	$ 0
Fidelity Income Advantage	5,178	4,847	0	75,860	0	47,335	0
Fidelity Personal Retirement	0	0	100,387	0	444,312	0	90,737
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 68,423	$ 38,254	$ 100,387	$ 348,146	$ 444,312	$ 263,731	$ 90,737
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,056	2,890	0	7,157	0	5,525	0
Unit Value	$ 30.76	$ 11.56	$ 0	$ 38.05	$ 0	$ 39.17	$ 0
Fidelity Income Advantage:
Units Outstanding	173	426	0	2,045	0	1,241	0
Unit Value	$ 29.98	$ 11.38	$ 0	$ 37.09	$ 0	$ 38.18	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	0	9,748	0	34,292	0	7,202
Highest Value	$ 0	$ 0	$ 13.63	$ 0	$ 13.95	$ 0	$ 15.32
Lowest Value	$ 0	$ 0	$ 9.79	$ 0	$ 10.69	$ 0	$ 10.78
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 631,461	$ 78,600	$ 32,345	$ 810,621	$ 500,601	$ 123,822	$ 1,182,160
Receivable from FILI	0	4	0	21	1	7	0
Total assets	631,461	78,604	32,345	810,642	500,602	123,829	1,182,160
Liabilities:
Payable to FILI	14	0	0	0	0	0	0
Total net assets	$ 631,447	$ 78,604	$ 32,345	$ 810,642	$ 500,602	$ 123,829	$ 1,182,160
Net Assets:
Fidelity Retirement Reserves	$ 301,809	$ 63,149	$ 0	$ 724,339	$ 0	$ 88,756	$ 0
Fidelity Income Advantage	46,157	15,455	0	86,303	0	35,073	0
Fidelity Personal Retirement	283,481	0	32,345	0	500,602	0	262,109
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	920,051
Total net assets	$ 631,447	$ 78,604	$ 32,345	$ 810,642	$ 500,602	$ 123,829	$ 1,182,160
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,344	2,636	0	16,246	0	4,704	0
Unit Value	$ 36.17	$ 23.96	$ 0.00	$ 44.59	$ 0	$ 18.87	$ 0
Fidelity Income Advantage:
Units Outstanding	1,309	662	0	1,985	0	1,906	0
Unit Value	$ 35.26	$ 23.35	$ 0.00	$ 43.47	$ 0	$ 18.39	$ 0
Fidelity Personal Retirement:
Units Outstanding	23,614	0	2,688	0	39,873	0	19,968
Highest Value	$ 16.68	$ 0	$ 15.79	$ 0	$ 17.63	$ 0	$ 17.85
Lowest Value	$ 11.45	$ 0	$ 10.77	$ 0	$ 11.49	$ 0	$ 11.12
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	57,974
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 17.33
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9.97
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	28,520
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 17.25
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 12,831	$ 21,200	$ 97,806	$ 31,198	$ 60,851	$ 50,498	$ 343,017	$ 270,194
Receivable from FILI	0	0	0	0	2	0	10	0
Total assets	12,831	21,200	97,806	31,198	60,853	50,498	343,027	270,194
Liabilities:
Payable to FILI	0	0	11	0	0	0	0	1
Total net assets	$ 12,831	$ 21,200	$ 97,795	$ 31,198	$ 60,853	$ 50,498	$ 343,027	$ 270,193
Net Assets:
Fidelity Retirement Reserves	$ 10,965	$ 0	$ 77,659	$ 0	$ 50,925	$ 0	$ 288,826	$ 0
Fidelity Income Advantage	1,866	0	20,136	0	9,928	0	54,201	0
Fidelity Personal Retirement	0	21,200	0	31,198	0	50,498	0	270,193
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 12,831	$ 21,200	$ 97,795	$ 31,198	$ 60,853	$ 50,498	$ 343,027	$ 270,193
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	766	0	4,268	0	3,827	0	12,364	0
Unit Value	$ 14.30	$ 0	$ 18.19	$ 0	$ 13.31	$ 0	$ 23.36	$ 0
Fidelity Income Advantage:
Units Outstanding	133	0	1,136	0	765	0	2,375	0
Unit Value	$ 14.07	$ 0	$ 17.74	$ 0	$ 12.97	$ 0	$ 22.82	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	1,702	0	2,617	0	4,161	0	20,885
Highest Value	$ 0	$ 18.20	$ 0	$ 16.58	$ 0	$ 20.77	$ 0	$ 18.58
Lowest Value	$ 0	$ 11.39	$ 0	$ 11.28	$ 0	$ 11.21	$ 0	$ 10.36
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 43,338	$ 41,124	$ 26,682	$ 42,820	$ 64,086	$ 70,784	$ 116,662	$ 96,552
Receivable from FILI	0	0	0	0	1	1	3	0
Total assets	43,338	41,124	26,682	42,820	64,087	70,785	116,665	96,552
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 43,338	$ 41,124	$ 26,682	$ 42,820	$ 64,087	$ 70,785	$ 116,665	$ 96,552
Net Assets:
Fidelity Retirement Reserves	$ 34,617	$ 0	$ 23,234	$ 0	$ 57,871	$ 0	$ 102,653	$ 0
Fidelity Income Advantage	8,721	0	3,448	0	6,216	0	14,012	0
Fidelity Personal Retirement	0	41,124	0	42,820	0	70,785	0	96,552
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 43,338	$ 41,124	$ 26,682	$ 42,820	$ 64,087	$ 70,785	$ 116,665	$ 96,552
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,532	0	1,614	0	4,328	0	4,324	0
Unit Value	$ 13.67	$ 0	$ 14.39	$ 0	$ 13.37	$ 0	$ 23.74	$ 0
Fidelity Income Advantage:
Units Outstanding	649	0	245	0	475	0	603	0
Unit Value	$ 13.45	$ 0	$ 14.09	$ 0	$ 13.09	$ 0	$ 23.25	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	3,595	0	3,112	0	5,008	0	6,916
Highest Value	$ 0	$ 22.97	$ 0	$ 14.86	$ 0	$ 26.12	$ 0	$ 18.64
Lowest Value	$ 0	$ 10.98	$ 0	$ 11.85	$ 0	$ 11.19	$ 0	$ 12.46
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 46,833	$ 63,726	$ 10,884	$ 12,218	$ 31,582	$ 40,592	$ 6,864	$ 13,369
Receivable from FILI	1	0	0	0	0	0	1	0
Total assets	46,834	63,726	10,884	12,218	31,582	40,592	6,865	13,369
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 46,834	$ 63,726	$ 10,884	$ 12,218	$ 31,582	$ 40,592	$ 6,865	$ 13,369
Net Assets:
Fidelity Retirement Reserves	$ 40,773	$ 0	$ 10,400	$ 0	$ 26,805	$ 0	$ 6,010	$ 0
Fidelity Income Advantage	6,061	0	484	0	4,777	0	855	0
Fidelity Personal Retirement	0	63,726	0	12,218	0	40,592	0	13,369
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 46,834	$ 63,726	$ 10,884	$ 12,218	$ 31,582	$ 40,592	$ 6,865	$ 13,369
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,642	0	1,522	0	1,279	0	464	0
Unit Value	$ 15.43	$ 0	$ 6.83	$ 0	$ 20.96	$ 0	$ 12.94	$ 0
Fidelity Income Advantage:
Units Outstanding	401	0	72	0	233	0	67	0
Unit Value	$ 15.11	$ 0	$ 6.69	$ 0	$ 20.53	$ 0	$ 12.67	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	4,588	0	1,781	0	2,836	0	1,069
Highest Value	$ 0	$ 19.07	$ 0	$ 14.37	$ 0	$ 20.55	$ 0	$ 21.71
Lowest Value	$ 0	$ 12.94	$ 0	$ 5.73	$ 0	$ 11.61	$ 0	$ 11.88
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 46,794	$ 74,345	$ 139,751	$ 754,252	$ 4,524	$ 6,664	$ 9,623	$ 22,731
Receivable from FILI	3	0	3	0	0	0	2	0
Total assets	46,797	74,345	139,754	754,252	4,524	6,664	9,625	22,731
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 46,797	$ 74,345	$ 139,754	$ 754,252	$ 4,524	$ 6,664	$ 9,625	$ 22,731
Net Assets:
Fidelity Retirement Reserves	$ 41,406	$ 0	$ 118,746	$ 0	$ 3,605	$ 0	$ 8,396	$ 0
Fidelity Income Advantage	5,391	0	21,008	0	919	0	1,229	0
Fidelity Personal Retirement	0	74,345	0	754,252	0	6,664	0	22,731
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 46,797	$ 74,345	$ 139,754	$ 754,252	$ 4,524	$ 6,664	$ 9,625	$ 22,731
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,981	0	7,333	0	335	0	826	0
Unit Value	$ 20.91	$ 0	$ 16.19	$ 0	$ 10.75	$ 0	$ 10.17	$ 0
Fidelity Income Advantage:
Units Outstanding	262	0	1,317	0	87	0	122	0
Unit Value	$ 20.56	$ 0	$ 15.94	$ 0	$ 10.61	$ 0	$ 10.03	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	5,319	0	54,717	0	589	0	2,160
Highest Value	$ 0	$ 28.65	$ 0	$ 15.64	$ 0	$ 18.45	$ 0	$ 19.92
Lowest Value	$ 0	$ 11.72	$ 0	$ 10.71	$ 0	$ 10.47	$ 0	$ 9.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 5,837	$ 11,967	$ 13,110	$ 28,158	$ 8,485	$ 22,177	$ 9,591	$ 28,303
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	5,837	11,967	13,110	28,158	8,485	22,177	9,591	28,303
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 5,837	$ 11,967	$ 13,110	$ 28,158	$ 8,485	$ 22,177	$ 9,591	$ 28,303
Net Assets:
Fidelity Retirement Reserves	$ 4,960	$ 0	$ 10,781	$ 0	$ 7,272	$ 0	$ 9,591	$ 0
Fidelity Income Advantage	877	0	2,329	0	1,213	0	0	0
Fidelity Personal Retirement	0	11,967	0	28,158	0	22,177	0	28,303
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,837	$ 11,967	$ 13,110	$ 28,158	$ 8,485	$ 22,177	$ 9,591	$ 28,303
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	556	0	1,034	0	599	0	770	0
Unit Value	$ 8.92	$ 0	$ 10.43	$ 0	$ 12.13	$ 0	$ 12.45	$ 0
Fidelity Income Advantage:
Units Outstanding	100	0	226	0	101	0	0	0
Unit Value	$ 8.80	$ 0	$ 10.29	$ 0	$ 11.97	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	1,237	0	2,506	0	1,742	0	2,276
Highest Value	$ 0	$ 15.20	$ 0	$ 19.99	$ 0	$ 19.65	$ 0	$ 13.03
Lowest Value	$ 0	$ 8.82	$ 0	$ 10.33	$ 0	$ 12.04	$ 0	$ 10.53
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 4,940	$ 8,618	$ 15,014	$ 46,201	$ 28,585	$ 61,744
Receivable from FILI	0	0	0	0	0	0
Total assets	4,940	8,618	15,014	46,201	28,585	61,744
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 4,940	$ 8,618	$ 15,014	$ 46,201	$ 28,585	$ 61,744
Net Assets:
Fidelity Retirement Reserves	$ 4,940	$ 0	$ 15,014	$ 0	$ 28,585	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	8,618	0	46,201	0	61,744
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 4,940	$ 8,618	$ 15,014	$ 46,201	$ 28,585	$ 61,744
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	397	0	1,196	0	2,255	0
Unit Value	$ 12.43	$ 0	$ 12.55	$ 0	$ 12.68	$ 0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	673	0	3,649	0	4,778
Highest Value	$ 0	$ 14.80	$ 0	$ 15.19	$ 0	$ 15.42
Lowest Value	$ 0	$ 10.78	$ 0	$ 10.87	$ 0	$ 10.90
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 23,240	$ 92,705	$ 11,282	$ 48,490	$ 12,903	$ 47,581
Receivable from FILI	0	20	0	0	0	0
Total assets	23,240	92,725	11,282	48,490	12,903	47,581
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 23,240	$ 92,725	$ 11,282	$ 48,490	$ 12,903	$ 47,581
Net Assets:
Fidelity Retirement Reserves	$ 23,240	$ 0	$ 11,282	$ 0	$ 12,903	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	92,725	0	48,490	0	47,581
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 23,240	$ 92,725	$ 11,282	$ 48,490	$ 12,903	$ 47,581
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,869	0	909	0	1,070	0
Unit Value	$ 12.43	$ 0	$ 12.42	$ 0	$ 12.06	$ 0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	7,320	0	3,774	0	3,797
Highest Value	$ 0	$ 16.19	$ 0	$ 16.44	$ 0	$ 16.79
Lowest Value	$ 0	$ 11.01	$ 0	$ 11.03	$ 0	$ 11.08
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 8,619	$ 16,059	$ 6,821	$ 18,261	$ 49,155	$ 472,645	$ 677,139
Receivable from FILI	1	2	0	1	0	0	36
Total assets	8,620	16,061	6,821	18,262	49,155	472,645	677,175
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 8,620	$ 16,061	$ 6,821	$ 18,262	$ 49,155	$ 472,645	$ 677,175
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 15,743	$ 0	$ 60,340	$ 89,241
Fidelity Income Advantage	0	0	0	2,519	0	11,955	54,570
Fidelity Personal Retirement	0	0	0	0	49,155	397,170	522,395
Fidelity Freedom Lifetime Income	8,620	16,061	6,821	0	0	3,180	10,969
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 8,620	$ 16,061	$ 6,821	$ 18,262	$ 49,155	$ 472,645	$ 677,175
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,655	0	5,111	8,013
Unit Value	$ 0	$ 0	$ 0	$ 9.51	$ 0	$ 11.81	$ 11.14
Fidelity Income Advantage:
Units Outstanding	0	0	0	268	0	1,024	4,955
Unit Value	$ 0	$ 0	$ 0	$ 9.40	$ 0	$ 11.67	$ 11.01
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	4,347	33,196	43,862
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 18.12	$ 12.63	$ 14.36
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 9.77	$ 10.60	$ 10.84
Fidelity Freedom Lifetime Income:
Units Outstanding	692	1,287	568	0	0	292	1,066
Unit Value	$ 12.45	$ 12.48	$ 12.01	$ 0	$ 0	$ 10.90	$ 10.29
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 1,179,274	$ 494,533	$ 209,789	$ 12,545	$ 40,835	$ 25,308	$ 45,823
Receivable from FILI	0	3	2	10	0	1	0
Total assets	1,179,274	494,536	209,791	12,555	40,835	25,309	45,823
Liabilities:
Payable to FILI	25	0	0	0	0	0	0
Total net assets	$ 1,179,249	$ 494,536	$ 209,791	$ 12,555	$ 40,835	$ 25,309	$ 45,823
Net Assets:
Fidelity Retirement Reserves	$ 34,603	$ 47,553	$ 34,652	$ 10,798	$ 0	$ 21,767	$ 0
Fidelity Income Advantage	21,052	31,025	14,427	1,757	0	3,542	0
Fidelity Personal Retirement	254,596	415,043	158,837	0	40,835	0	45,823
Fidelity Freedom Lifetime Income	8,255	915	1,875	0	0	0	0
Fidelity Growth and Guaranteed Income	860,743	0	0	0	0	0	0
Total net assets	$ 1,179,249	$ 494,536	$ 209,791	$ 12,555	$ 40,835	$ 25,309	$ 45,823
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,470	4,597	3,563	850	0	1,772	0
Unit Value	$ 9.97	$ 10.34	$ 9.73	$ 12.71	$ 0	$ 12.28	$ 0
Fidelity Income Advantage:
Units Outstanding	2,129	3,033	1,500	139	0	291	0
Unit Value	$ 9.90	$ 10.23	$ 9.61	$ 12.59	$ 0	$ 12.17	$ 0
Fidelity Personal Retirement:
Units Outstanding	22,761	36,560	14,743	0	3,126	0	3,475
Highest Value	$ 14.97	$ 15.31	$ 16.01	$ 0	$ 16.25	$ 0	$ 25.44
Lowest Value	$ 10.18	$ 10.67	$ 10.04	$ 0	$ 12.09	$ 0	$ 11.59
Fidelity Freedom Lifetime Income:
Units Outstanding	822	96	208	0	0	0	0
Unit Value	$ 10.05	$ 9.58	$ 9.03	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	48,119	0	0	0	0	0	0
Highest Value	$ 14.53	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 9.70	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	31,276	0	0	0	0	0	0
Highest Value	$ 14.46	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 9.64	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 2,767	$ 5,543	$ 13,797	$ 27,571	$ 122,688	$ 166,236
Receivable from FILI	0	0	0	0	2	0
Total assets	2,767	5,543	13,797	27,571	122,690	166,236
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 2,767	$ 5,543	$ 13,797	$ 27,571	$ 122,690	$ 166,236
Net Assets:
Fidelity Retirement Reserves	$ 2,375	$ 0	$ 12,726	$ 0	$ 69,738	$ 32,881
Fidelity Income Advantage	392	0	1,071	0	7,378	4,108
Fidelity Personal Retirement	0	5,543	0	27,571	45,574	129,247
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,767	$ 5,543	$ 13,797	$ 27,571	$ 122,690	$ 166,236
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	276	0	1,798	0	2,965	1,167
Unit Value	$ 8.58	$ 0	$ 7.08	$ 0	$ 23.52	$ 28.18
Fidelity Income Advantage:
Units Outstanding	46	0	152	0	322	150
Unit Value	$ 8.50	$ 0	$ 7.03	$ 0	$ 22.93	$ 27.47
Fidelity Personal Retirement:
Units Outstanding	0	554	0	3,130	4,073	9,712
Highest Value	$ 0	$ 21.28	$ 0	$ 19.22	$ 19.27	$ 16.84
Lowest Value	$ 0	$ 8.78	$ 0	$ 7.21	$ 9.33	$ 10.57
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Value Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Assets:
Investments at market value	$ 34,613	$ 20,942	$ 25,411	$ 17,521
Receivable from FILI	1	0	1	2
Total assets	34,614	20,942	25,412	17,523
Liabilities:
Payable to FILI	0	1	0	0
Total net assets	$ 34,614	$ 20,941	$ 25,412	$ 17,523
Net Assets:
Fidelity Retirement Reserves	$ 13,187	$ 10,094	$ 21,842	$ 14,981
Fidelity Income Advantage	3,886	2,453	3,570	2,542
Fidelity Personal Retirement	17,541	8,394	0	0
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 34,614	$ 20,941	$ 25,412	$ 17,523
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,049	788	1,015	664
Unit Value	$ 12.57	$ 12.81	$ 21.52	$ 22.57
Fidelity Income Advantage:
Units Outstanding	317	196	170	116
Unit Value	$ 12.25	$ 12.49	$ 20.98	$ 22.01
Fidelity Personal Retirement:
Units Outstanding	1,703	954	0	0
Highest Value	$ 15.78	$ 12.89	$ 0	$ 0
Lowest Value	$ 9.27	$ 8.03	$ 0	$ 0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return
Assets:
Investments at market value	$ 151,783	$ 491,312	$ 403,892	$ 607,711
Receivable from FILI	5	0	0	2
Total assets	151,788	491,312	403,892	607,713
Liabilities:
Payable to FILI	0	0	0	0
Total net assets	$ 151,788	$ 491,312	$ 403,892	$ 607,713
Net Assets:
Fidelity Retirement Reserves	$ 38,459	$ 50,480	$ 45,748	$ 50,387
Fidelity Income Advantage	2,969	3,183	4,370	3,042
Fidelity Personal Retirement	110,360	437,649	353,774	554,284
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 151,788	$ 491,312	$ 403,892	$ 607,713
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,075	4,752	3,746	4,518
Unit Value	$ 12.51	$ 10.62	$ 12.21	$ 11.15
Fidelity Income Advantage:
Units Outstanding	240	301	359	274
Unit Value	$ 12.36	$ 10.57	$ 12.16	$ 11.10
Fidelity Personal Retirement:
Units Outstanding	8,818	41,481	29,607	50,457
Highest Value	$ 20.34	$ 10.76	$ 12.37	$ 11.29
Lowest Value	$ 9.40	$ 10.18	$ 11.17	$ 10.34
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 520	$ 654	$ 9,283	$ 15,197	$ 10,518	$ 3,408
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,303	0	814	0	2,822	0
Administrative and other charges	220	0	54	0	188	0
Total expenses	3,523	0	868	0	3,010	0
Fidelity Income Advantage:
Mortality and expense risk charges	298	0	268	0	466	0
Administrative and other charges	100	0	90	0	155	0
Total expenses	398	0	358	0	621	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,267	0	340	0	225
Administrative and other charges	0	383	0	111	0	67
Total expenses	0	1,650	0	451	0	292
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	6	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	7	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	24	0	0	0	0
Administrative and other charges	0	6	0	0	0	0
Total expenses	0	30	0	0	0	0
Total expenses	3,921	1,687	1,226	451	3,631	292
Net investment income (loss)	(3,401)	(1,033)	8,057	14,746	6,887	3,116
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(3,899)	2,948	(13,730)	909
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	0	0	(3,899)	2,948	(13,730)	909
Unrealized appreciation (depreciation)	0	0	402	(10,751)	8,403	(3,630)
Net increase (decrease) in net assets from operations	$ (3,401)	$ (1,033)	$ 4,560	$ 6,943	$ 1,560	$ 395

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 1,365	$ 271	$ 1,140	$ 644	$ 1,581	$ 11,205	$ 13,997
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,645	0	596	325	0	2,014	0
Administrative and other charges	176	0	40	22	0	134	0
Total expenses	2,821	0	636	347	0	2,148	0
Fidelity Income Advantage:
Mortality and expense risk charges	284	0	49	50	0	575	0
Administrative and other charges	94	0	16	16	0	192	0
Total expenses	378	0	65	66	0	767	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	157	0	0	203	0	638
Administrative and other charges	0	46	0	0	60	0	191
Total expenses	0	203	0	0	263	0	829
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,199	203	701	413	263	2,915	829
Net investment income (loss)	(1,834)	68	439	231	1,318	8,290	13,168
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(12,976)	884	(4,927)	(2,893)	(85)	(93)	2,199
Realized gain distributions	1,332	308	167	99	215	9,193	10,403
Net realized gain (loss) on investments	(11,644)	1,192	(4,760)	(2,794)	130	9,100	12,602
Unrealized appreciation (depreciation)	12,358	(2,304)	(10,928)	(6,239)	(24,167)	3,797	(204)
Net increase (decrease) in net assets from operations	$ (1,120)	$ (1,044)	$ (15,249)	$ (8,802)	$ (22,719)	$ 21,187	$ 25,566

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 5,485	$ 1,818	$ 12,687	$ 1,393	$ 552	$ 8,718	$ 4,975
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,803	0	2,453	543	0	6,058	0
Administrative and other charges	120	0	164	36	0	404	0
Total expenses	1,923	0	2,617	579	0	6,462	0
Fidelity Income Advantage:
Mortality and expense risk charges	387	0	371	130	0	720	0
Administrative and other charges	130	0	124	44	0	240	0
Total expenses	517	0	495	174	0	960	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	157	446	0	59	0	886
Administrative and other charges	0	46	139	0	17	0	260
Total expenses	0	203	585	0	76	0	1,146
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,440	203	3,697	753	76	7,422	1,146
Net investment income (loss)	3,045	1,615	8,990	640	476	1,296	3,829
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,945)	1,037	(317)	(1,180)	275	(4,269)	4,672
Realized gain distributions	1,340	457	15,341	168	70	0	0
Net realized gain (loss) on investments	(1,605)	1,494	15,024	(1,012)	345	(4,269)	4,672
Unrealized appreciation (depreciation)	(10,561)	(6,131)	(15,197)	(5,566)	(3,355)	(24,723)	(24,677)
Net increase (decrease) in net assets from operations	$ (9,121)	$ (3,022)	$ 8,817	$ (5,938)	$ (2,534)	$ (27,696)	$ (16,176)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 2,172	$ 19,847	$ 34	$ 43	$ 1,801	$ 547
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	758	0	96	0	626	0
Administrative and other charges	51	0	6	0	42	0
Total expenses	809	0	102	0	668	0
Fidelity Income Advantage:
Mortality and expense risk charges	298	0	17	0	161	0
Administrative and other charges	99	0	6	0	53	0
Total expenses	397	0	23	0	214	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	480	0	31	0	51
Administrative and other charges	0	134	0	18	0	15
Total expenses	0	614	0	49	0	66
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,157	0	0	0	0
Administrative and other charges	0	2,481	0	0	0	0
Total expenses	0	11,638	0	0	0	0
Total expenses	1,206	12,252	125	49	882	66
Net investment income (loss)	966	7,595	(91)	(6)	919	481
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	821	25,248	(355)	(55)	(3,467)	389
Realized gain distributions	348	3,346	0	0	0	0
Net realized gain (loss) on investments	1,169	28,594	(355)	(55)	(3,467)	389
Unrealized appreciation (depreciation)	(8,323)	(95,655)	7	(605)	3,481	(606)
Net increase (decrease) in net assets from operations	$ (6,188)	$ (59,466)	$ (439)	$ (666)	$ 933	$ 264

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 103	$ 51	$ 981	$ 523	$ 490	$ 429
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	395	0	2,646	0	311	0
Administrative and other charges	26	0	176	0	21	0
Total expenses	421	0	2,822	0	332	0
Fidelity Income Advantage:
Mortality and expense risk charges	75	0	486	0	73	0
Administrative and other charges	25	0	162	0	25	0
Total expenses	100	0	648	0	98	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	71	0	517	0	70
Administrative and other charges	0	22	0	154	0	23
Total expenses	0	93	0	671	0	93
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	521	93	3,470	671	430	93
Net investment income (loss)	(418)	(42)	(2,489)	(148)	60	336
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(322)	2,274	11,138	1,746	(3,648)	(969)
Realized gain distributions	0	0	650	514	0	0
Net realized gain (loss) on investments	(322)	2,274	11,788	2,260	(3,648)	(969)
Unrealized appreciation (depreciation)	1,284	(2,569)	(56,021)	(37,636)	(1,082)	(3,691)
Net increase (decrease) in net assets from operations	$ 544	$ (337)	$ (46,722)	$ (35,524)	$ (4,670)	$ (4,324)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 457	$ 716	$ 0	$ 0	$ 1,424	$ 1,090
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	131	0	564	0	962	0
Administrative and other charges	9	0	38	0	64	0
Total expenses	140	0	602	0	1,026	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	68	0	131	0
Administrative and other charges	6	0	23	0	43	0
Total expenses	25	0	91	0	174	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	40	0	139	0	187
Administrative and other charges	0	12	0	44	0	57
Total expenses	0	52	0	183	0	244
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	165	52	693	183	1,200	244
Net investment income (loss)	292	664	(693)	(183)	224	846
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(467)	(90)	6,389	4,441	324	1,985
Realized gain distributions	0	0	3,007	2,956	0	0
Net realized gain (loss) on investments	(467)	(90)	9,396	7,397	324	1,985
Unrealized appreciation (depreciation)	2,609	2,642	(17,497)	(16,685)	(8,845)	(10,589)
Net increase (decrease) in net assets from operations	$ 2,434	$ 3,216	$ (8,794)	$ (9,471)	$ (8,297)	$ (7,758)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 0	$ 0	$ 56	$ 49	$ 357	$ 418
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	298	0	98	0	263	0
Administrative and other charges	20	0	6	0	17	0
Total expenses	318	0	104	0	280	0
Fidelity Income Advantage:
Mortality and expense risk charges	40	0	7	0	46	0
Administrative and other charges	13	0	3	0	16	0
Total expenses	53	0	10	0	62	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	84	0	27	0	84
Administrative and other charges	0	26	0	8	0	26
Total expenses	0	110	0	35	0	110
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	371	110	114	35	342	110
Net investment income (loss)	(371)	(110)	(58)	14	15	308
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,126	1,151	(1,728)	(970)	486	865
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	2,126	1,151	(1,728)	(970)	486	865
Unrealized appreciation (depreciation)	(594)	148	(1,083)	(2,718)	(3,528)	(5,099)
Net increase (decrease) in net assets from operations	$ 1,161	$ 1,189	$ (2,869)	$ (3,674)	$ (3,027)	$ (3,926)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 46	$ 68	$ 523	$ 779	$ 5,783	$ 30,511
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	61	0	333	0	892	0
Administrative and other charges	4	0	22	0	59	0
Total expenses	65	0	355	0	951	0
Fidelity Income Advantage:
Mortality and expense risk charges	8	0	43	0	158	0
Administrative and other charges	3	0	14	0	53	0
Total expenses	11	0	57	0	211	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	24	0	111	0	1,117
Administrative and other charges	0	8	0	35	0	337
Total expenses	0	32	0	146	0	1,454
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	76	32	412	146	1,162	1,454
Net investment income (loss)	(30)	36	111	633	4,621	29,057
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	688	886	(528)	665	2,157	2,626
Realized gain distributions	0	0	0	0	2,949	15,075
Net realized gain (loss) on investments	688	886	(528)	665	5,106	17,701
Unrealized appreciation (depreciation)	(899)	(1,272)	3,279	2,561	(4,633)	(20,476)
Net increase (decrease) in net assets from operations	$ (241)	$ (350)	$ 2,862	$ 3,859	$ 5,094	$ 26,282

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - Capital Appreciation, Class R	VIP - Capital Appreciation, Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 96	$ 227	$ 93	$ 192
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	37	0	75	0	48	0
Administrative and other charges	2	0	5	0	3	0
Total expenses	39	0	80	0	51	0
Fidelity Income Advantage:
Mortality and expense risk charges	8	0	11	0	8	0
Administrative and other charges	2	0	4	0	3	0
Total expenses	10	0	15	0	11	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	13	0	43	0	23
Administrative and other charges	0	4	0	12	0	7
Total expenses	0	17	0	55	0	30
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	49	17	95	55	62	30
Net investment income (loss)	(49)	(17)	1	172	31	162
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(162)	66	(123)	(421)	(1,117)	(1,271)
Realized gain distributions	0	0	14	27	0	0
Net realized gain (loss) on investments	(162)	66	(109)	(394)	(1,117)	(1,271)
Unrealized appreciation (depreciation)	(353)	(819)	(1,308)	(3,033)	520	133
Net increase (decrease) in net assets from operations	$ (564)	$ (770)	$ (1,416)	$ (3,255)	$ (566)	$ (976)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 147	$ 296	$ 0	$ 0	$ 172	$ 510
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	100	0	53	0	74	0
Administrative and other charges	7	0	3	0	5	0
Total expenses	107	0	56	0	79	0
Fidelity Income Advantage:
Mortality and expense risk charges	20	0	9	0	0	0
Administrative and other charges	7	0	3	0	0	0
Total expenses	27	0	12	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	57	0	31	0	53
Administrative and other charges	0	17	0	10	0	15
Total expenses	0	74	0	41	0	68
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	134	74	68	41	79	68
Net investment income (loss)	13	222	(68)	(41)	93	442
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	549	46	258	571	20	75
Realized gain distributions	0	0	0	0	36	190
Net realized gain (loss) on investments	549	46	258	571	56	265
Unrealized appreciation (depreciation)	(970)	(1,075)	(346)	(1,337)	(77)	(340)
Net increase (decrease) in net assets from operations	$ (408)	$ (807)	$ (156)	$ (807)	$ 72	$ 367

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 94	$ 162	$ 321	$ 989	$ 609	$ 1,324
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	38	0	125	0	230	0
Administrative and other charges	3	0	8	0	15	0
Total expenses	41	0	133	0	245	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	18	0	92	0	122
Administrative and other charges	0	5	0	25	0	32
Total expenses	0	23	0	117	0	154
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	41	23	133	117	245	154
Net investment income (loss)	53	139	188	872	364	1,170
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(50)	(21)	(24)	96	244	165
Realized gain distributions	18	60	79	189	147	476
Net realized gain (loss) on investments	(32)	39	55	285	391	641
Unrealized appreciation (depreciation)	(53)	(242)	(366)	(1,403)	(1,081)	(2,251)
Net increase (decrease) in net assets from operations	$ (32)	$ (64)	$ (123)	$ (246)	$ (326)	$ (440)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 510	$ 2,041	$ 243	$ 1,061	$ 279	$ 1,022
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	185	0	96	0	102	0
Administrative and other charges	12	0	6	0	7	0
Total expenses	197	0	102	0	109	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	171	0	91	0	92
Administrative and other charges	0	47	0	23	0	24
Total expenses	0	218	0	114	0	116
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	197	218	102	114	109	116
Net investment income (loss)	313	1,823	141	947	170	906
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	143	423	281	458	(33)	551
Realized gain distributions	88	512	37	176	39	172
Net realized gain (loss) on investments	231	935	318	634	6	723
Unrealized appreciation (depreciation)	(1,013)	(4,371)	(760)	(3,084)	(675)	(3,301)
Net increase (decrease) in net assets from operations	$ (469)	$ (1,613)	$ (301)	$ (1,503)	$ (499)	$ (1,672)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Income:
Dividends	$ 186	$ 360	$ 150	$ 94	$ 217	$ 7,596	$ 11,932
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	128	0	429	704
Administrative and other charges	0	0	0	9	0	29	47
Total expenses	0	0	0	137	0	458	751
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	20	0	85	431
Administrative and other charges	0	0	0	7	0	29	144
Total expenses	0	0	0	27	0	114	575
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	79	601	907
Administrative and other charges	0	0	0	0	25	170	250
Total expenses	0	0	0	0	104	771	1,157
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	41	78	35	0	0	13	34
Administrative and other charges	8	15	7	0	0	3	7
Total expenses	49	93	42	0	0	16	41
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	49	93	42	164	104	1,359	2,524
Net investment income (loss)	137	267	108	(70)	113	6,237	9,408
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	69	20	9	963	1,464	3,596	8,121
Realized gain distributions	55	72	21	0	0	868	1,492
Net realized gain (loss) on investments	124	92	30	963	1,464	4,464	9,613
Unrealized appreciation (depreciation)	(259)	(430)	(334)	(1,582)	(3,108)	(3,423)	(25,634)
Net increase (decrease) in net assets from operations	$ 2	$ (71)	$ (196)	$ (689)	$ (1,531)	$ 7,278	$ (6,613)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Income:
Dividends	$ 16,949	$ 8,110	$ 2,645	$ 130	$ 399	$ 437	$ 736
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	277	400	297	57	0	226	0
Administrative and other charges	18	27	20	4	0	15	0
Total expenses	295	427	317	61	0	241	0
Fidelity Income Advantage:
Mortality and expense risk charges	169	258	120	13	0	38	0
Administrative and other charges	56	87	38	0	0	2	0
Total expenses	225	345	158	13	0	40	0
Fidelity Personal Retirement:
Mortality and expense risk charges	397	757	267	0	37	0	89
Administrative and other charges	117	209	79	0	11	0	28
Total expenses	514	966	346	0	48	0	117
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	23	2	8	0	0	0	0
Administrative and other charges	5	0	2	0	0	0	0
Total expenses	28	2	10	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	8,819	0	0	0	0	0	0
Administrative and other charges	2,301	0	0	0	0	0	0
Total expenses	11,120	0	0	0	0	0	0
Total expenses	12,182	1,740	831	74	48	281	117
Net investment income (loss)	4,767	6,370	1,814	56	351	156	619
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	27,113	3,565	2,051	388	551	2,831	2,484
Realized gain distributions	2,561	1,289	553	0	0	0	0
Net realized gain (loss) on investments	29,674	4,854	2,604	388	551	2,831	2,484
Unrealized appreciation (depreciation)	(72,362)	(28,763)	(17,799)	220	1,169	(6,342)	(8,501)
Net increase (decrease) in net assets from operations	$ (37,921)	$ (17,539)	$ (13,381)	$ 664	$ 2,071	$ (3,355)	$ (5,398)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 44	$ 92	$ 156	$ 316	$ 655	$ 5,230
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	24	0	133	0	684	240
Administrative and other charges	2	0	9	0	46	16
Total expenses	26	0	142	0	730	256
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	14	0	76	31
Administrative and other charges	0	0	4	0	25	11
Total expenses	5	0	18	0	101	42
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	59	97	168
Administrative and other charges	0	3	0	18	29	55
Total expenses	0	13	0	77	126	223
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	31	13	160	77	957	521
Net investment income (loss)	13	79	(4)	239	(302)	4,709
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	135	153	2,088	1,187	(11,714)	287
Realized gain distributions	0	0	0	0	0	1,630
Net realized gain (loss) on investments	135	153	2,088	1,187	(11,714)	1,917
Unrealized appreciation (depreciation)	(500)	(744)	(6,458)	(9,387)	(19,726)	2,236
Net increase (decrease) in net assets from operations	$ (352)	$ (512)	$ (4,374)	$ (7,961)	$ (31,742)	$ 8,862

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Value Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I
Income:
Dividends	$ 539	$ 839	$ 0	$ 29	$ 54
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	126	97	181	131	60
Administrative and other charges	8	6	12	9	4
Total expenses	134	103	193	140	64
Fidelity Income Advantage:
Mortality and expense risk charges	34	22	30	22	11
Administrative and other charges	11	7	10	7	3
Total expenses	45	29	40	29	14
Fidelity Personal Retirement:
Mortality and expense risk charges	33	15	0	0	0
Administrative and other charges	10	5	0	0	0
Total expenses	43	20	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	222	152	233	169	78
Net investment income (loss)	317	687	(233)	(140)	(24)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,467)	899	(1,624)	(1,502)	(18,816)
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(5,467)	899	(1,624)	(1,502)	(18,816)
Unrealized appreciation (depreciation)	3,646	(4,612)	1,847	402	18,203
Net increase (decrease) in net assets from operations	$ (1,504)	$ (3,026)	$ (10)	$ (1,240)	$ (637)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex III	Lazard - Retirement Emerging Markets	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return
Income:
Dividends	$ 551	$ 4,288	$ 7,762	$ 5,566	$ 13,903
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	74	403	342	221	334
Administrative and other charges	5	27	23	15	22
Total expenses	79	430	365	236	356
Fidelity Income Advantage:
Mortality and expense risk charges	11	32	22	18	21
Administrative and other charges	3	11	7	6	6
Total expenses	14	43	29	24	27
Fidelity Personal Retirement:
Mortality and expense risk charges	9	221	621	388	757
Administrative and other charges	3	66	208	127	240
Total expenses	12	287	829	515	997
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	105	760	1,223	775	1,380
Net investment income (loss)	446	3,528	6,539	4,791	12,523
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,457)	1,342	1,071	2,334	475
Realized gain distributions	0	0	0	11,245	8,643
Net realized gain (loss) on investments	(1,457)	1,342	1,071	13,579	9,118
Unrealized appreciation (depreciation)	(2,273)	(42,716)	(4,685)	10,561	(5,562)
Net increase (decrease) in net assets from operations	$ (3,284)	$ (37,846)	$ 2,925	$ 28,931	$ 16,079

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (3,401)	$ (3,799)	$ (1,033)	$ (806)	$ 8,057	$ 9,947	$ 14,746	$ 12,152
Net realized gain (loss) on investments	0	323	0	490	(3,899)	2,314	2,948	19,104
Unrealized appreciation (depreciation)	0	0	0	0	402	5,983	(10,751)	(9,478)
Net increase (decrease) in net assets from operations	(3,401)	(3,476)	(1,033)	(316)	4,560	18,244	6,943	21,778
Contract Transactions:
Payments received from contract owners	8,037	11,318	1,100,327	1,052,620	983	851	22,302	23,632
Transfers between sub-accounts and the fixed account, net	100,029	(28,730)	(794,424)	(981,760)	(10,270)	(12,239)	10,225	14,132
Contract benefits	(8,358)	(11,894)	(18,111)	(17,139)	(4,214)	(4,269)	(272)	(101)
Contract terminations	(127,805)	(151,145)	(222,712)	(240,185)	(7,259)	(6,808)	(6,252)	(4,860)
Contract maintenance charges	(138)	(165)	0	0	(27)	(28)	0	0
Other transfers (to) from FILI, net	(257)	524	(63)	3	(184)	29	(1)	1
Net increase (decrease) in net assets from contract transactions	(28,492)	(180,092)	65,017	(186,461)	(20,971)	(22,464)	26,002	32,804
Total increase (decrease) in net assets	(31,893)	(183,568)	63,984	(186,777)	(16,411)	(4,220)	32,945	54,582
Net Assets:
Beginning of period	506,091	689,659	733,485	920,262	150,089	154,309	204,605	150,023
End of period	$ 474,198	$ 506,091	$ 797,469	$ 733,485	$ 133,678	$ 150,089	$ 237,550	$ 204,605
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 6,887	$ 4,195	$ 3,116	$ 1,739	$ (1,834)	$ (2,002)	$ 68	$ (20)
Net realized gain (loss) on investments	(13,730)	(21,537)	909	(11,512)	(11,644)	(20,713)	1,192	(720)
Unrealized appreciation (depreciation)	8,403	76,527	(3,630)	25,325	12,358	100,062	(2,304)	15,042
Net increase (decrease) in net assets from operations	1,560	59,185	395	15,552	(1,120)	77,347	(1,044)	14,302
Contract Transactions:
Payments received from contract owners	1,301	1,730	2,534	1,424	1,492	1,348	1,340	703
Transfers between sub-accounts and the fixed account, net	(26,738)	(31,982)	13,338	1,296	(24,088)	(22,313)	10,891	5,427
Contract benefits	(11,789)	(9,897)	(77)	(25)	(6,722)	(5,510)	(72)	(28)
Contract terminations	(23,073)	(22,431)	(5,353)	(4,419)	(19,262)	(17,676)	(2,988)	(1,924)
Contract maintenance charges	(90)	(98)	0	0	(102)	(103)	0	0
Other transfers (to) from FILI, net	(574)	78	4	3	(155)	76	9	0
Net increase (decrease) in net assets from contract transactions	(60,963)	(62,600)	10,446	(1,721)	(48,837)	(44,178)	9,180	4,178
Total increase (decrease) in net assets	(59,403)	(3,415)	10,841	13,831	(49,957)	33,169	8,136	18,480
Net Assets:
Beginning of period	462,690	466,105	124,725	110,894	400,095	366,926	80,947	62,467
End of period	$ 403,287	$ 462,690	$ 135,566	$ 124,725	$ 350,138	$ 400,095	$ 89,083	$ 80,947

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 439	$ 500	$ 231	$ 284	$ 1,318	$ 1,204
Net realized gain (loss) on investments	(4,760)	(6,358)	(2,794)	(3,766)	130	(7,897)
Unrealized appreciation (depreciation)	(10,928)	16,107	(6,239)	9,325	(24,167)	19,929
Net increase (decrease) in net assets from operations	(15,249)	10,249	(8,802)	5,843	(22,719)	13,236
Contract Transactions:
Payments received from contract owners	0	0	364	508	3,136	2,492
Transfers between sub-accounts and the fixed account, net	(6,977)	(7,890)	(6,257)	(7,403)	6,018	1,571
Contract benefits	(1,218)	(1,151)	(1,031)	(870)	(50)	(70)
Contract terminations	(3,388)	(4,009)	(2,397)	(2,780)	(5,356)	(3,411)
Contract maintenance charges	(20)	(22)	(15)	(16)	(6)	(2)
Other transfers (to) from FILI, net	(49)	(23)	(37)	18	14	(2)
Net increase (decrease) in net assets from contract transactions	(11,652)	(13,095)	(9,373)	(10,543)	3,756	578
Total increase (decrease) in net assets	(26,901)	(2,846)	(18,175)	(4,700)	(18,963)	13,814
Net Assets:
Beginning of period	95,324	98,170	56,429	61,129	119,350	105,536
End of period	$ 68,423	$ 95,324	$ 38,254	$ 56,429	$ 100,387	$ 119,350
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 8,290	$ 10,016	$ 13,168	$ 12,935	$ 3,045	$ 2,462	$ 1,615	$ 1,116
Net realized gain (loss) on investments	9,100	6,105	12,602	18,154	(1,605)	(3,579)	1,494	1,487
Unrealized appreciation (depreciation)	3,797	11,328	(204)	(2,091)	(10,561)	38,290	(6,131)	6,722
Net increase (decrease) in net assets from operations	21,187	27,449	25,566	28,998	(9,121)	37,173	(3,022)	9,325
Contract Transactions:
Payments received from contract owners	2,175	1,648	22,508	20,548	729	838	4,900	4,112
Transfers between sub-accounts and the fixed account, net	(16,254)	(36,798)	29,659	(26,121)	(12,889)	(7,958)	6,460	14,621
Contract benefits	(9,727)	(10,553)	(1,044)	(450)	(8,404)	(8,878)	0	(32)
Contract terminations	(19,039)	(23,759)	(19,926)	(18,795)	(12,868)	(16,767)	(4,259)	(2,848)
Contract maintenance charges	(62)	(78)	0	0	(59)	(64)	0	0
Other transfers (to) from FILI, net	(369)	159	4	2	(236)	(20)	(1)	0
Net increase (decrease) in net assets from contract transactions	(43,276)	(69,381)	31,201	(24,816)	(33,727)	(32,849)	7,100	15,853
Total increase (decrease) in net assets	(22,089)	(41,932)	56,767	4,182	(42,848)	4,324	4,078	25,178
Net Assets:
Beginning of period	370,235	412,167	387,545	383,363	306,579	302,255	86,659	61,481
End of period	$ 348,146	$ 370,235	$ 444,312	$ 387,545	$ 263,731	$ 306,579	$ 90,737	$ 86,659

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 8,990	$ 8,115	$ 640	$ 283	$ 476	$ 243
Net realized gain (loss) on investments	15,024	6,325	(1,012)	(2,310)	345	154
Unrealized appreciation (depreciation)	(15,197)	67,340	(5,566)	15,086	(3,355)	3,327
Net increase (decrease) in net assets from operations	8,817	81,780	(5,938)	13,059	(2,534)	3,724
Contract Transactions:
Payments received from contract owners	9,170	7,409	721	830	310	531
Transfers between sub-accounts and the fixed account, net	(10,321)	(8,259)	(5,054)	(5,725)	6,141	3,503
Contract benefits	(6,734)	(7,130)	(2,780)	(2,033)	(15)	(34)
Contract terminations	(26,055)	(24,865)	(3,629)	(5,183)	(1,292)	(1,380)
Contract maintenance charges	(82)	(87)	(22)	(23)	0	0
Other transfers (to) from FILI, net	94	179	(80)	(8)	3	0
Net increase (decrease) in net assets from contract transactions	(33,928)	(32,753)	(10,844)	(12,142)	5,147	2,620
Total increase (decrease) in net assets	(25,111)	49,027	(16,782)	917	2,613	6,344
Net Assets:
Beginning of period	656,558	607,531	95,386	94,469	29,732	23,388
End of period	$ 631,447	$ 656,558	$ 78,604	$ 95,386	$ 32,345	$ 29,732
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 1,296	$ 3,470	$ 3,829	$ 4,226	$ 966	$ 1,078	$ 7,595	$ 7,285
Net realized gain (loss) on investments	(4,269)	(16,321)	4,672	(11,608)	1,169	90	28,594	29,286
Unrealized appreciation (depreciation)	(24,723)	148,345	(24,677)	75,762	(8,323)	20,266	(95,655)	144,272
Net increase (decrease) in net assets from operations	(27,696)	135,494	(16,176)	68,380	(6,188)	21,434	(59,466)	180,843
Contract Transactions:
Payments received from contract owners	2,984	3,377	14,026	12,593	973	900	14,494	10,432
Transfers between sub-accounts and the fixed account, net	(62,693)	(62,036)	26,845	32,963	(6,578)	(358)	34,938	30,698
Contract benefits	(15,843)	(14,366)	(359)	(319)	(4,662)	(5,060)	(960)	(1,076)
Contract terminations	(39,515)	(44,088)	(19,282)	(13,828)	(6,655)	(8,437)	(67,956)	(60,639)
Contract maintenance charges	(214)	(226)	0	0	(23)	(26)	0	0
Other transfers (to) from FILI, net	(331)	321	10	24	(59)	92	16	(2)
Net increase (decrease) in net assets from contract transactions	(115,612)	(117,018)	21,240	31,433	(17,004)	(12,889)	(19,468)	(20,587)
Total increase (decrease) in net assets	(143,308)	18,476	5,064	99,813	(23,192)	8,545	(78,934)	160,256
Net Assets:
Beginning of period	953,950	935,474	495,538	395,725	147,021	138,476	1,261,094	1,100,838
End of period	$ 810,642	$ 953,950	$ 500,602	$ 495,538	$ 123,829	$ 147,021	$ 1,182,160	$ 1,261,094

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (91)	$ (104)	$ (6)	$ (14)	$ 919	$ (166)	$ 481	$ 101
Net realized gain (loss) on investments	(355)	(297)	(55)	(23)	(3,467)	(6,742)	389	(1,082)
Unrealized appreciation (depreciation)	7	2,966	(605)	3,306	3,481	20,772	(606)	3,807
Net increase (decrease) in net assets from operations	(439)	2,565	(666)	3,269	933	13,864	264	2,826
Contract Transactions:
Payments received from contract owners	54	78	591	986	371	436	1,071	587
Transfers between sub-accounts and the fixed account, net	(2,745)	483	(539)	2,756	(7,573)	(8,941)	3,787	2,595
Contract benefits	(349)	(298)	(60)	(8)	(2,962)	(3,185)	(72)	0
Contract terminations	(1,232)	(899)	(751)	(890)	(4,633)	(5,529)	(709)	(874)
Contract maintenance charges	(3)	(4)	0	0	(27)	(29)	0	0
Other transfers (to) from FILI, net	(12)	19	0	0	(83)	26	(1)	5
Net increase (decrease) in net assets from contract transactions	(4,287)	(621)	(759)	2,844	(14,907)	(17,222)	4,076	2,313
Total increase (decrease) in net assets	(4,726)	1,944	(1,425)	6,113	(13,974)	(3,358)	4,340	5,139
Net Assets:
Beginning of period	17,557	15,613	22,625	16,512	111,769	115,127	26,858	21,719
End of period	$ 12,831	$ 17,557	$ 21,200	$ 22,625	$ 97,795	$ 111,769	$ 31,198	$ 26,858
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (418)	$ (344)	$ (42)	$ (23)	$ (2,489)	$ (1,907)	$ (148)	$ 213
Net realized gain (loss) on investments	(322)	171	2,274	4,022	11,788	4,501	2,260	7,652
Unrealized appreciation (depreciation)	1,284	11,129	(2,569)	1,313	(56,021)	99,174	(37,636)	52,184
Net increase (decrease) in net assets from operations	544	10,956	(337)	5,312	(46,722)	101,768	(35,524)	60,049
Contract Transactions:
Payments received from contract owners	251	176	833	548	1,575	1,505	8,797	7,959
Transfers between sub-accounts and the fixed account, net	3,118	(933)	17,302	3,470	(48,501)	(288)	(560)	46,720
Contract benefits	(1,169)	(1,043)	(23)	0	(8,645)	(8,171)	(309)	(101)
Contract terminations	(2,793)	(3,045)	(1,327)	(1,128)	(18,411)	(18,913)	(8,888)	(7,394)
Contract maintenance charges	(15)	(14)	0	0	(88)	(89)	0	0
Other transfers (to) from FILI, net	7	(3)	0	(1)	(432)	453	21	31
Net increase (decrease) in net assets from contract transactions	(601)	(4,862)	16,785	2,889	(74,502)	(25,503)	(939)	47,215
Total increase (decrease) in net assets	(57)	6,094	16,448	8,201	(121,224)	76,265	(36,463)	107,264
Net Assets:
Beginning of period	60,910	54,816	34,050	25,849	464,251	387,986	306,656	199,392
End of period	$ 60,853	$ 60,910	$ 50,498	$ 34,050	$ 343,027	$ 464,251	$ 270,193	$ 306,656

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 60	$ (179)	$ 336	$ 87	$ 292	$ 372	$ 664	$ 436
Net realized gain (loss) on investments	(3,648)	(2,674)	(969)	(1,163)	(467)	(1,530)	(90)	(201)
Unrealized appreciation (depreciation)	(1,082)	14,387	(3,691)	9,969	2,609	2,918	2,642	1,345
Net increase (decrease) in net assets from operations	(4,670)	11,534	(4,324)	8,893	2,434	1,760	3,216	1,580
Contract Transactions:
Payments received from contract owners	189	248	667	873	108	95	1,074	764
Transfers between sub-accounts and the fixed account, net	(5,561)	(527)	(43)	2,445	6,170	(3,505)	21,612	4,056
Contract benefits	(1,482)	(1,186)	(5)	(27)	(402)	(299)	0	(31)
Contract terminations	(2,647)	(2,246)	(2,034)	(2,044)	(743)	(954)	(874)	(3,326)
Contract maintenance charges	(10)	(11)	0	0	(14)	(6)	(8)	(30)
Other transfers (to) from FILI, net	(13)	55	1	(1)	13	17	1	0
Net increase (decrease) in net assets from contract transactions	(9,524)	(3,667)	(1,414)	1,246	5,132	(4,652)	21,805	1,433
Total increase (decrease) in net assets	(14,194)	7,867	(5,738)	10,139	7,566	(2,892)	25,021	3,013
Net Assets:
Beginning of period	57,532	49,665	46,862	36,723	19,116	22,008	17,799	14,786
End of period	$ 43,338	$ 57,532	$ 41,124	$ 46,862	$ 26,682	$ 19,116	$ 42,820	$ 17,799
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (693)	$ (638)	$ (183)	$ (160)	$ 224	$ (292)	$ 846	$ 238
Net realized gain (loss) on investments	9,396	7,306	7,397	9,576	324	(5,980)	1,985	(4,651)
Unrealized appreciation (depreciation)	(17,497)	10,735	(16,685)	5,590	(8,845)	26,098	(10,589)	17,849
Net increase (decrease) in net assets from operations	(8,794)	17,403	(9,471)	15,006	(8,297)	19,826	(7,758)	13,436
Contract Transactions:
Payments received from contract owners	415	447	2,779	1,802	721	431	3,182	1,122
Transfers between sub-accounts and the fixed account, net	(13,648)	(2,869)	(4,790)	10,496	(4,529)	(15,675)	9,460	478
Contract benefits	(1,686)	(954)	(74)	(52)	(2,725)	(2,233)	(3)	(33)
Contract terminations	(4,244)	(3,043)	(2,194)	(1,888)	(5,405)	(5,224)	(3,554)	(3,115)
Contract maintenance charges	(49)	(56)	(31)	(30)	(89)	(128)	(59)	(20)
Other transfers (to) from FILI, net	(16)	21	11	3	54	113	(3)	(4)
Net increase (decrease) in net assets from contract transactions	(19,228)	(6,454)	(4,299)	10,331	(11,973)	(22,716)	9,023	(1,572)
Total increase (decrease) in net assets	(28,022)	10,949	(13,770)	25,337	(20,270)	(2,890)	1,265	11,864
Net Assets:
Beginning of period	92,109	81,160	84,555	59,218	136,935	139,825	95,287	83,423
End of period	$ 64,087	$ 92,109	$ 70,785	$ 84,555	$ 116,665	$ 136,935	$ 96,552	$ 95,287

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (371)	$ (214)	$ (110)	$ (36)	$ (58)	$ (121)	$ 14	$ (14)
Net realized gain (loss) on investments	2,126	(122)	1,151	25	(1,728)	(2,716)	(970)	(731)
Unrealized appreciation (depreciation)	(594)	5,049	148	3,706	(1,083)	1,996	(2,718)	1,063
Net increase (decrease) in net assets from operations	1,161	4,713	1,189	3,695	(2,869)	(841)	(3,674)	318
Contract Transactions:
Payments received from contract owners	138	93	3,995	759	119	244	477	332
Transfers between sub-accounts and the fixed account, net	15,285	(3,359)	31,614	2,127	(3,256)	1,530	(3,646)	4,657
Contract benefits	(828)	(476)	0	(49)	(186)	(525)	0	(35)
Contract terminations	(1,661)	(1,862)	(1,167)	(712)	(599)	(606)	(516)	(951)
Contract maintenance charges	(45)	(17)	(38)	(5)	(15)	(18)	(10)	(12)
Other transfers (to) from FILI, net	(19)	33	0	(1)	12	(44)	(1)	1
Net increase (decrease) in net assets from contract transactions	12,870	(5,588)	34,404	2,119	(3,925)	581	(3,696)	3,992
Total increase (decrease) in net assets	14,031	(875)	35,593	5,814	(6,794)	(260)	(7,370)	4,310
Net Assets:
Beginning of period	32,803	33,678	28,133	22,319	17,678	17,938	19,588	15,278
End of period	$ 46,834	$ 32,803	$ 63,726	$ 28,133	$ 10,884	$ 17,678	$ 12,218	$ 19,588
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 15	$ (58)	$ 308	$ 135	$ (30)	$ (39)	$ 36	$ (6)
Net realized gain (loss) on investments	486	440	865	1,144	688	149	886	1,128
Unrealized appreciation (depreciation)	(3,528)	8,075	(5,099)	6,624	(899)	1,334	(1,272)	1,115
Net increase (decrease) in net assets from operations	(3,027)	8,457	(3,926)	7,903	(241)	1,444	(350)	2,237
Contract Transactions:
Payments received from contract owners	162	94	1,618	1,020	20	10	666	432
Transfers between sub-accounts and the fixed account, net	(2,630)	3,705	257	13,081	(6,334)	9,337	(8,519)	16,057
Contract benefits	(675)	(618)	(79)	(35)	(164)	(113)	(2)	0
Contract terminations	(2,016)	(1,621)	(1,564)	(1,004)	(326)	(321)	(905)	(85)
Contract maintenance charges	(26)	(19)	(20)	(15)	(10)	(8)	(12)	(23)
Other transfers (to) from FILI, net	(68)	28	5	1	6	12	1	4
Net increase (decrease) in net assets from contract transactions	(5,253)	1,569	217	13,048	(6,808)	8,917	(8,771)	16,385
Total increase (decrease) in net assets	(8,280)	10,026	(3,709)	20,951	(7,049)	10,361	(9,121)	18,622
Net Assets:
Beginning of period	39,862	29,836	44,301	23,350	13,914	3,553	22,490	3,868
End of period	$ 31,582	$ 39,862	$ 40,592	$ 44,301	$ 6,865	$ 13,914	$ 13,369	$ 22,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 111	$ 260	$ 633	$ 553	$ 4,621	$ 4,850	$ 29,057	$ 23,139
Net realized gain (loss) on investments	(528)	(458)	665	2,314	5,106	7,684	17,701	33,162
Unrealized appreciation (depreciation)	3,279	10,872	2,561	7,662	(4,633)	(98)	(20,476)	(11,785)
Net increase (decrease) in net assets from operations	2,862	10,674	3,859	10,529	5,094	12,436	26,282	44,516
Contract Transactions:
Payments received from contract owners	465	447	3,092	4,670	2,172	3,120	68,197	47,065
Transfers between sub-accounts and the fixed account, net	(3,797)	3,570	12,585	12,353	2,618	(16,098)	100,849	70,305
Contract benefits	(935)	(602)	(4)	0	(2,689)	(2,800)	(513)	(919)
Contract terminations	(1,812)	(1,771)	(2,145)	(2,068)	(6,760)	(7,974)	(20,713)	(19,493)
Contract maintenance charges	(12)	(12)	0	0	(25)	(28)	0	0
Other transfers (to) from FILI, net	9	38	6	1	(129)	88	4	9
Net increase (decrease) in net assets from contract transactions	(6,082)	1,670	13,534	14,956	(4,813)	(23,692)	147,824	96,967
Total increase (decrease) in net assets	(3,220)	12,344	17,393	25,485	281	(11,256)	174,106	141,483
Net Assets:
Beginning of period	50,017	37,673	56,952	31,467	139,473	150,729	580,146	438,663
End of period	$ 46,797	$ 50,017	$ 74,345	$ 56,952	$ 139,754	$ 139,473	$ 754,252	$ 580,146
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (49)	$ (42)	$ (17)	$ (14)	$ 1	$ 35	$ 172	$ 220
Net realized gain (loss) on investments	(162)	(95)	66	(78)	(109)	592	(394)	582
Unrealized appreciation (depreciation)	(353)	1,158	(819)	1,180	(1,308)	1,114	(3,033)	2,517
Net increase (decrease) in net assets from operations	(564)	1,021	(770)	1,088	(1,416)	1,741	(3,255)	3,319
Contract Transactions:
Payments received from contract owners	22	54	131	320	33	92	496	384
Transfers between sub-accounts and the fixed account, net	(1,327)	1,364	(839)	2,703	(2,161)	(2,126)	5	(1,049)
Contract benefits	(165)	(75)	0	(22)	(198)	(174)	(62)	0
Contract terminations	(135)	(167)	(190)	(168)	(582)	(842)	(616)	(1,547)
Contract maintenance charges	(2)	(1)	0	0	(5)	(9)	(2)	(4)
Other transfers (to) from FILI, net	(2)	5	(1)	(1)	(4)	0	2	0
Net increase (decrease) in net assets from contract transactions	(1,609)	1,180	(899)	2,832	(2,917)	(3,059)	(177)	(2,216)
Total increase (decrease) in net assets	(2,173)	2,201	(1,669)	3,920	(4,333)	(1,318)	(3,432)	1,103
Net Assets:
Beginning of period	6,697	4,496	8,333	4,413	13,958	15,276	26,163	25,060
End of period	$ 4,524	$ 6,697	$ 6,664	$ 8,333	$ 9,625	$ 13,958	$ 22,731	$ 26,163

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 31	$ 38	$ 162	$ 151	$ 13	$ 90	$ 222	$ 347
Net realized gain (loss) on investments	(1,117)	(1,636)	(1,271)	(3,447)	549	1,144	46	2,393
Unrealized appreciation (depreciation)	520	2,403	133	4,717	(970)	1,092	(1,075)	2,019
Net increase (decrease) in net assets from operations	(566)	805	(976)	1,421	(408)	2,326	(807)	4,759
Contract Transactions:
Payments received from contract owners	6	32	220	366	36	163	676	661
Transfers between sub-accounts and the fixed account, net	(2,501)	(2,933)	(2,225)	(3,031)	(3,041)	509	(4,987)	1,141
Contract benefits	(146)	(153)	(2)	(15)	(297)	(295)	(85)	0
Contract terminations	(214)	(513)	(623)	(671)	(889)	(987)	(1,398)	(1,366)
Contract maintenance charges	(2)	(2)	0	0	(4)	(4)	0	0
Other transfers (to) from FILI, net	(1)	20	(1)	1	(11)	(8)	0	2
Net increase (decrease) in net assets from contract transactions	(2,858)	(3,549)	(2,631)	(3,350)	(4,206)	(622)	(5,794)	438
Total increase (decrease) in net assets	(3,424)	(2,744)	(3,607)	(1,929)	(4,614)	1,704	(6,601)	5,197
Net Assets:
Beginning of period	9,261	12,005	15,574	17,503	17,724	16,020	34,759	29,562
End of period	$ 5,837	$ 9,261	$ 11,967	$ 15,574	$ 13,110	$ 17,724	$ 28,158	$ 34,759
Operations:
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (68)	$ (46)	$ (41)	$ (23)	$ 93	$ 101	$ 442	$ 480
Net realized gain (loss) on investments	258	81	571	626	56	330	265	669
Unrealized appreciation (depreciation)	(346)	954	(1,337)	1,273	(77)	192	(340)	793
Net increase (decrease) in net assets from operations	(156)	989	(807)	1,876	72	623	367	1,942
Contract Transactions:
Payments received from contract owners	32	44	1,214	276	24	7	303	771
Transfers between sub-accounts and the fixed account, net	2,257	878	9,027	5,212	968	(717)	1,462	5,342
Contract benefits	(121)	(82)	0	0	(60)	(905)	(337)	0
Contract terminations	(135)	(232)	(743)	(318)	(849)	(362)	(3,739)	(1,307)
Contract maintenance charges	(2)	(1)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	(9)	6	1	(1)	3	(4)	1	0
Net increase (decrease) in net assets from contract transactions	2,022	613	9,499	5,169	84	(1,983)	(2,310)	4,806
Total increase (decrease) in net assets	1,866	1,602	8,692	7,045	156	(1,360)	(1,943)	6,748
Net Assets:
Beginning of period	6,619	5,017	13,485	6,440	9,435	10,795	30,246	23,498
End of period	$ 8,485	$ 6,619	$ 22,177	$ 13,485	$ 9,591	$ 9,435	$ 28,303	$ 30,246

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 53	$ 59	$ 139	$ 140	$ 188	$ 221	$ 872	$ 889
Net realized gain (loss) on investments	(32)	(22)	39	334	55	277	285	283
Unrealized appreciation (depreciation)	(53)	502	(242)	408	(366)	1,427	(1,403)	4,224
Net increase (decrease) in net assets from operations	(32)	539	(64)	882	(123)	1,925	(246)	5,396
Contract Transactions:
Payments received from contract owners	3	13	152	174	406	93	833	548
Transfers between sub-accounts and the fixed account, net	224	(1,007)	52	261	(1,314)	85	43	3,171
Contract benefits	(36)	(7)	0	0	(4)	(543)	0	(35)
Contract terminations	(479)	(566)	(514)	(542)	(1,257)	(913)	(3,686)	(3,313)
Contract maintenance charges	(1)	(2)	0	0	(3)	(4)	0	0
Other transfers (to) from FILI, net	(6)	2	0	0	1	21	0	1
Net increase (decrease) in net assets from contract transactions	(295)	(1,567)	(310)	(107)	(2,171)	(1,261)	(2,810)	372
Total increase (decrease) in net assets	(327)	(1,028)	(374)	775	(2,294)	664	(3,056)	5,768
Net Assets:
Beginning of period	5,267	6,295	8,992	8,217	17,308	16,644	49,257	43,489
End of period	$ 4,940	$ 5,267	$ 8,618	$ 8,992	$ 15,014	$ 17,308	$ 46,201	$ 49,257
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 364	$ 392	$ 1,170	$ 1,166	$ 313	$ 318	$ 1,823	$ 1,557
Net realized gain (loss) on investments	391	774	641	1,133	231	464	935	1,521
Unrealized appreciation (depreciation)	(1,081)	2,156	(2,251)	4,522	(1,013)	2,264	(4,371)	7,182
Net increase (decrease) in net assets from operations	(326)	3,322	(440)	6,821	(469)	3,046	(1,613)	10,260
Contract Transactions:
Payments received from contract owners	562	129	2,804	1,422	110	816	4,024	3,637
Transfers between sub-accounts and the fixed account, net	(232)	(139)	357	2,484	(270)	(555)	9,315	4,692
Contract benefits	(286)	(46)	(48)	(27)	(33)	(121)	(132)	(50)
Contract terminations	(1,504)	(1,886)	(3,187)	(3,175)	(999)	(1,582)	(4,805)	(4,337)
Contract maintenance charges	(7)	(7)	0	0	(6)	(6)	0	0
Other transfers (to) from FILI, net	1	4	(1)	(2)	(1)	1	20	1
Net increase (decrease) in net assets from contract transactions	(1,466)	(1,945)	(75)	702	(1,199)	(1,447)	8,422	3,943
Total increase (decrease) in net assets	(1,792)	1,377	(515)	7,523	(1,668)	1,599	6,809	14,203
Net Assets:
Beginning of period	30,377	29,000	62,259	54,736	24,908	23,309	85,916	71,713
End of period	$ 28,585	$ 30,377	$ 61,744	$ 62,259	$ 23,240	$ 24,908	$ 92,725	$ 85,916

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 141	$ 169	$ 947	$ 709	$ 170	$ 154	$ 906	$ 695
Net realized gain (loss) on investments	318	214	634	1,177	6	81	723	971
Unrealized appreciation (depreciation)	(760)	1,295	(3,084)	3,315	(675)	1,425	(3,301)	3,773
Net increase (decrease) in net assets from operations	(301)	1,678	(1,503)	5,201	(499)	1,660	(1,672)	5,439
Contract Transactions:
Payments received from contract owners	230	122	3,449	1,822	290	162	3,054	2,396
Transfers between sub-accounts and the fixed account, net	(1,147)	361	6,531	5,152	67	137	4,676	4,289
Contract benefits	(59)	(1)	(9)	0	(4)	(69)	0	0
Contract terminations	(728)	(340)	(1,702)	(1,342)	(374)	(732)	(1,102)	(1,335)
Contract maintenance charges	(4)	(4)	0	0	(5)	(4)	0	0
Other transfers (to) from FILI, net	1	0	1	0	1	(2)	(1)	0
Net increase (decrease) in net assets from contract transactions	(1,707)	138	8,270	5,632	(25)	(508)	6,627	5,350
Total increase (decrease) in net assets	(2,008)	1,816	6,767	10,833	(524)	1,152	4,955	10,789
Net Assets:
Beginning of period	13,290	11,474	41,723	30,890	13,427	12,275	42,626	31,837
End of period	$ 11,282	$ 13,290	$ 48,490	$ 41,723	$ 12,903	$ 13,427	$ 47,581	$ 42,626
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 137	$ 129	$ 267	$ 219	$ 108	$ 95
Net realized gain (loss) on investments	124	117	92	70	30	88
Unrealized appreciation (depreciation)	(259)	535	(430)	1,297	(334)	749
Net increase (decrease) in net assets from operations	2	781	(71)	1,586	(196)	932
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	1,176	1,327	3,166	141	684	(339)
Contract benefits	(549)	(470)	(962)	(1,077)	(424)	(395)
Contract terminations	(59)	(140)	(122)	(187)	0	(85)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	9	13	3	(33)	16	0
Net increase (decrease) in net assets from contract transactions	577	730	2,085	(1,156)	276	(819)
Total increase (decrease) in net assets	579	1,511	2,014	430	80	113
Net Assets:
Beginning of period	8,041	6,530	14,047	13,617	6,741	6,628
End of period	$ 8,620	$ 8,041	$ 16,061	$ 14,047	$ 6,821	$ 6,741

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class		VIP - FundsManager 20%		VIP - FundsManager 50%
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (70)	$ (62)	$ 113	$ 44	$ 6,237	$ 4,150	$ 9,408	$ 6,956
Net realized gain (loss) on investments	963	569	1,464	1,477	4,464	4,793	9,613	11,374
Unrealized appreciation (depreciation)	(1,582)	2,419	(3,108)	5,214	(3,423)	11,249	(25,634)	39,108
Net increase (decrease) in net assets from operations	(689)	2,926	(1,531)	6,735	7,278	20,192	(6,613)	57,438
Contract Transactions:
Payments received from contract owners	178	313	2,207	1,271	24,631	17,225	35,082	16,975
Transfers between sub-accounts and the fixed account, net	1,208	3,548	4,728	14,513	127,618	87,971	91,092	105,810
Contract benefits	(288)	(232)	(65)	(23)	(2,259)	(2,085)	(7,924)	(5,976)
Contract terminations	(491)	(525)	(1,665)	(866)	(26,391)	(19,112)	(36,406)	(32,285)
Contract maintenance charges	(4)	(3)	0	0	(15)	(16)	(26)	(25)
Other transfers (to) from FILI, net	(14)	(14)	0	3	72	33	(66)	282
Net increase (decrease) in net assets from contract transactions	589	3,087	5,205	14,898	123,656	84,016	81,752	84,781
Total increase (decrease) in net assets	(100)	6,013	3,674	21,633	130,934	104,208	75,139	142,219
Net Assets:
Beginning of period	18,362	12,349	45,481	23,848	341,711	237,503	602,036	459,817
End of period	$ 18,262	$ 18,362	$ 49,155	$ 45,481	$ 472,645	$ 341,711	$ 677,175	$ 602,036
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%		VIP - FundsManager 70%		VIP - FundsManager 85%
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 4,767	$ 2,550	$ 6,370	$ 4,641	$ 1,814	$ 1,292
Net realized gain (loss) on investments	29,674	25,905	4,854	3,596	2,604	4,360
Unrealized appreciation (depreciation)	(72,362)	99,142	(28,763)	48,133	(17,799)	19,120
Net increase (decrease) in net assets from operations	(37,921)	127,597	(17,539)	56,370	(13,381)	24,772
Contract Transactions:
Payments received from contract owners	18,126	9,101	21,353	20,400	7,316	7,924
Transfers between sub-accounts and the fixed account, net	74,832	80,494	41,846	32,002	26,241	20,714
Contract benefits	(3,554)	(2,567)	(4,102)	(3,816)	(1,776)	(1,833)
Contract terminations	(58,800)	(44,525)	(24,142)	(21,565)	(7,542)	(12,227)
Contract maintenance charges	(11)	(9)	(14)	(13)	(12)	(10)
Other transfers (to) from FILI, net	107	391	(173)	201	101	66
Net increase (decrease) in net assets from contract transactions	30,700	42,885	34,768	27,209	24,328	14,634
Total increase (decrease) in net assets	(7,221)	170,482	17,229	83,579	10,947	39,406
Net Assets:
Beginning of period	1,186,470	1,015,988	477,307	393,728	198,844	159,438
End of period	$ 1,179,249	$ 1,186,470	$ 494,536	$ 477,307	$ 209,791	$ 198,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials		VIP - Materials Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 56	$ 45	$ 351	$ 152	$ 156	$ 479	$ 619	$ 671
Net realized gain (loss) on investments	388	92	551	329	2,831	2,541	2,484	4,298
Unrealized appreciation (depreciation)	220	844	1,169	1,018	(6,342)	4,007	(8,501)	2,990
Net increase (decrease) in net assets from operations	664	981	2,071	1,499	(3,355)	7,027	(5,398)	7,959
Contract Transactions:
Payments received from contract owners	40	7	1,564	420	204	98	2,357	1,607
Transfers between sub-accounts and the fixed account, net	4,698	(888)	23,969	2,489	(13,481)	5,785	(1,226)	7,675
Contract benefits	(142)	(124)	0	(32)	(464)	(458)	0	(34)
Contract terminations	(396)	(294)	(428)	(235)	(1,162)	(1,183)	(1,177)	(1,293)
Contract maintenance charges	(4)	(6)	(13)	(3)	(27)	(27)	(20)	(20)
Other transfers (to) from FILI, net	8	(1)	0	0	45	(5)	(2)	1
Net increase (decrease) in net assets from contract transactions	4,204	(1,306)	25,092	2,639	(14,885)	4,210	(68)	7,936
Total increase (decrease) in net assets	4,868	(325)	27,163	4,138	(18,240)	11,237	(5,466)	15,895
Net Assets:
Beginning of period	7,687	8,012	13,672	9,534	43,549	32,312	51,289	35,394
End of period	$ 12,555	$ 7,687	$ 40,835	$ 13,672	$ 25,309	$ 43,549	$ 45,823	$ 51,289
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets		VIP - Emerging Markets Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 13	$ 35	$ 79	$ 69	$ (4)	$ 13	$ 239	$ 237
Net realized gain (loss) on investments	135	450	153	338	2,088	3,375	1,187	4,905
Unrealized appreciation (depreciation)	(500)	18	(744)	172	(6,458)	(45)	(9,387)	(316)
Net increase (decrease) in net assets from operations	(352)	503	(512)	579	(4,374)	3,343	(7,961)	4,826
Contract Transactions:
Payments received from contract owners	4	12	329	72	157	262	1,356	2,028
Transfers between sub-accounts and the fixed account, net	104	(468)	856	1,019	(9,906)	(2,981)	(5,841)	(565)
Contract benefits	(71)	(47)	0	0	(181)	(284)	(118)	0
Contract terminations	(108)	(127)	(127)	(77)	(594)	(1,019)	(611)	(2,220)
Contract maintenance charges	(6)	(6)	(11)	(3)	(21)	(20)	(16)	(11)
Other transfers (to) from FILI, net	(8)	(5)	0	0	0	3	18	(2)
Net increase (decrease) in net assets from contract transactions	(85)	(641)	1,047	1,011	(10,545)	(4,039)	(5,212)	(770)
Total increase (decrease) in net assets	(437)	(138)	535	1,590	(14,919)	(696)	(13,173)	4,056
Net Assets:
Beginning of period	3,204	3,342	5,008	3,418	28,716	29,412	40,744	36,688
End of period	$ 2,767	$ 3,204	$ 5,543	$ 5,008	$ 13,797	$ 28,716	$ 27,571	$ 40,744

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Tactical Asset Allocation (b)		Invesco - Van Kampen Global Value Equity (b)
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (302)	$ (54)	$ 4,709	$ 3,313	$ 317	$ 1,199	$ 687	$ 294
Net realized gain (loss) on investments	(11,714)	(8,401)	1,917	3,244	(5,467)	(7,750)	899	(28,509)
Unrealized appreciation (depreciation)	(19,726)	39,081	2,236	388	3,646	8,800	(4,612)	30,447
Net increase (decrease) in net assets from operations	(31,742)	30,626	8,862	6,945	(1,504)	2,249	(3,026)	2,232
Contract Transactions:
Payments received from contract owners	1,126	1,863	13,950	16,242	568	882	267	243
Transfers between sub-accounts and the fixed account, net	(39,515)	(18,238)	9,007	43,066	(10,573)	(7,366)	70	(1,096)
Contract benefits	(1,820)	(1,781)	(559)	(703)	(521)	(581)	(354)	(382)
Contract terminations	(8,433)	(7,256)	(4,341)	(4,083)	(1,949)	(2,345)	(894)	(1,170)
Contract maintenance charges	(26)	(33)	(8)	(9)	(3)	(4)	(3)	(3)
Other transfers (to) from FILI, net	89	140	(55)	61	(52)	31	(13)	(3)
Net increase (decrease) in net assets from contract transactions	(48,579)	(25,305)	17,994	54,574	(12,530)	(9,383)	(927)	(2,411)
Total increase (decrease) in net assets	(80,321)	5,321	26,856	61,519	(14,034)	(7,134)	(3,953)	(179)
Net Assets:
Beginning of period	203,011	197,690	139,380	77,861	48,648	55,782	24,894	25,073
End of period	$ 122,690	$ 203,011	$ 166,236	$ 139,380	$ 34,614	$ 48,648	$ 20,941	$ 24,894
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity		CST - U.S. Equity Flex I
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (233)	$ (223)	$ (140)	$ (14)	$ (24)	$ (86)
Net realized gain (loss) on investments	(1,624)	(3,299)	(1,502)	(2,054)	(18,816)	(3,524)
Unrealized appreciation (depreciation)	1,847	11,630	402	6,374	18,203	5,167
Net increase (decrease) in net assets from operations	(10)	8,108	(1,240)	4,306	(637)	1,557
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,979)	(2,916)	(1,378)	(2,165)	(11,408)	(1,254)
Contract benefits	(535)	(518)	(609)	(328)	(207)	(220)
Contract terminations	(1,348)	(1,228)	(1,130)	(993)	(441)	(791)
Contract maintenance charges	(9)	(9)	(5)	(5)	(2)	(3)
Other transfers (to) from FILI, net	(29)	12	(31)	13	1	(2)
Net increase (decrease) in net assets from contract transactions	(3,900)	(4,659)	(3,153)	(3,478)	(12,057)	(2,270)
Total increase (decrease) in net assets	(3,910)	3,449	(4,393)	828	(12,694)	(713)
Net Assets:
Beginning of period	29,322	25,873	21,916	21,088	12,694	13,407
End of period	$ 25,412	$ 29,322	$ 17,523	$ 21,916	$ 0	$ 12,694

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex III		Lazard - Retirement Emerging Markets
	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 446	$ (121)	$ 3,528	$ 2,386
Net realized gain (loss) on investments	(1,457)	32	1,342	10,682
Unrealized appreciation (depreciation)	(2,273)	2,048	(42,716)	19,220
Net increase (decrease) in net assets from operations	(3,284)	1,959	(37,846)	32,288
Contract Transactions:
Payments received from contract owners	590	208	7,344	9,036
Transfers between sub-accounts and the fixed account, net	(17,591)	(1,350)	(33,191)	43,853
Contract benefits	(204)	(291)	(658)	(664)
Contract terminations	(1,058)	(926)	(8,134)	(7,095)
Contract maintenance charges	(3)	(4)	(14)	(16)
Other transfers (to) from FILI, net	(12)	11	(8)	53
Net increase (decrease) in net assets from contract transactions	(18,278)	(2,352)	(34,661)	45,167
Total increase (decrease) in net assets	(21,562)	(393)	(72,507)	77,455
Net Assets:
Beginning of period	21,562	21,955	224,295	146,840
End of period	$ 0	$ 21,562	$ 151,788	$ 224,295
(In thousands)	Subaccounts Investing In:
	PVIT - Low Duration		PVIT - Real Return		PVIT - Total Return
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 6,539	$ 3,887	$ 4,791	$ 1,590	$ 12,523	$ 7,047
Net realized gain (loss) on investments	1,071	4,005	13,579	4,704	9,118	16,361
Unrealized appreciation (depreciation)	(4,685)	4,658	10,561	2,416	(5,562)	(3,472)
Net increase (decrease) in net assets from operations	2,925	12,550	28,931	8,710	16,079	19,936
Contract Transactions:
Payments received from contract owners	40,419	52,307	46,588	32,185	49,911	84,203
Transfers between sub-accounts and the fixed account, net	83,712	214,568	137,212	98,110	111,987	214,951
Contract benefits	(2,608)	(422)	(1,145)	(185)	(1,739)	(569)
Contract terminations	(28,532)	(18,521)	(10,076)	(6,344)	(24,011)	(16,460)
Contract maintenance charges	(7)	(5)	(7)	(5)	(8)	(8)
Other transfers (to) from FILI, net	18	2	31	9	55	43
Net increase (decrease) in net assets from contract transactions	93,002	247,929	172,603	123,770	136,195	282,160
Total increase (decrease) in net assets	95,927	260,479	201,534	132,480	152,274	302,096
Net Assets:
Beginning of period	395,385	134,906	202,358	69,878	455,439	153,343
End of period	$ 491,312	$ 395,385	$ 403,892	$ 202,358	$ 607,713	$ 455,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. ("Invesco")

Effective October 21, 2011, the CST U.S. Equity Flex I and CST International Flex III funds were liquidated and closed. Any policyholders with remaining shares in the funds were transferred to the VIP Money Market Portfolio.

During 2010, Invesco was added as a fund group and the following underlying funds were renamed:

Old Name	New Name
UIF - Global Value Equity	Invesco - Van Kampen Global Value Equity
UIF - International Magnum	UIF - Global Tactical Asset Allocation

As of December 31, 2011, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $91,685,000 and 4,157,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued the guidance on fair value measurements. The guidance establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Account adopted the effective portions of this guidance on January 1, 2010. The account adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011. The account had no Level 3 activity during 2011. Adoption of this guidance did not have a material impact on the financial statements.

Future Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this amended guidance to have a material impact on the consolidated financial statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Consumer Discretionary
VIP - Overseas, Class R Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Utilities	VIP - International Capital Appreciation, Class R
VIP - Utilities Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Technology	VIP - Consumer Staples
VIP - Technology Investor Class	VIP - Consumer Staples Investor Class
VIP - Energy	VIP - Materials
VIP - Energy Investor Class	VIP - Materials Investor Class
VIP - Health Care	VIP - Telecommunications
VIP - Health Care Investor Class	VIP - Telecommunications Investor Class
VIP - Financial Services	VIP - Emerging Markets
VIP - Financial Services Investor Class	VIP - Emerging Markets Investor Class
VIP - Industrials
VIP - Industrials Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2011 were 0.045% to 0.81% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2011:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 162,385	$ 194,267
VIP - Money Market Investor Class	638,136	574,082
VIP - High Income	22,923	35,835
VIP - High Income Investor Class	216,059	175,311
VIP - Equity-Income	14,301	68,395
VIP - Equity-Income Investor Class	32,996	19,433
VIP - Growth	7,397	56,784
VIP - Growth Investor Class	29,804	20,249
VIP - Overseas	1,323	12,368
VIP - Overseas, Class R	3,599	12,643
VIP - Overseas, Class R Investor Class	25,629	20,341
VIP - Investment Grade Bond	46,018	71,825
VIP - Investment Grade Bond Investor Class	140,193	85,421
VIP - Asset Manager	9,229	38,554
VIP - Asset Manager Investor Class	30,365	21,193
VIP - Index 500	107,373	116,944
VIP - Asset Manager: Growth	3,921	13,968

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Asset Manager: Growth Investor Class	$ 13,456	$ 7,764
VIP - Contrafund	14,085	128,418
VIP - Contrafund Investor Class	91,933	66,864
VIP - Balanced	13,057	28,747
VIP - Balanced Investor Class	98,609	107,137
VIP - Dynamic Capital Appreciation	981	5,358
VIP - Dynamic Capital Appreciation Investor Class	6,457	7,222
VIP - Growth & Income	4,309	18,285
VIP - Growth & Income Investor Class	13,768	9,211
VIP - Growth Opportunities	14,031	15,049
VIP - Growth Opportunities Investor Class	30,869	14,125
VIP - Mid Cap	7,544	83,891
VIP - Mid Cap Investor Class	56,401	56,974
VIP - Value Strategies	3,790	13,254
VIP - Value Strategies Investor Class	16,361	17,439
VIP - Utilities	10,928	5,504
VIP - Utilities Investor Class	29,402	6,933
VIP - Technology	26,743	43,657
VIP - Technology Investor Class	42,751	44,278
VIP - Energy	35,422	47,174
VIP - Energy Investor Class	48,368	38,497
VIP - Health Care	31,751	19,254
VIP - Health Care Investor Class	51,669	17,375
VIP - Financial Services	6,626	10,608
VIP - Financial Services Investor Class	10,400	14,082
VIP - Industrials	12,901	18,139
VIP - Industrials Investor Class	30,783	30,258
VIP - Consumer Discretionary	3,002	9,841
VIP - Consumer Discretionary Investor Class	9,363	18,098
VIP - Real Estate	9,241	15,213
VIP - Real Estate Investor Class	32,344	18,177
VIP - Strategic Income	29,386	26,661
VIP - Strategic Income Investor Class	244,212	52,256
VIP - Growth Strategies	2,601	4,259
VIP - Growth Strategies Investor Class	5,192	6,108
VIP - International Capital Appreciation, Class R	2,183	5,082
VIP - International Capital Appreciation, Class R Investor Class	7,409	7,387
VIP - Value Leaders	877	3,704
VIP - Value Leaders Investor Class	4,445	6,913
VIP - Value	2,775	6,987
VIP - Value Investor Class	7,257	12,829
VIP - Growth Stock	5,879	3,924
VIP - Growth Stock Investor Class	21,318	11,860
VIP - Freedom Income	5,274	5,061
VIP - Freedom Income Investor Class	7,897	9,575
VIP - Freedom 2005	1,327	1,550
VIP - Freedom 2005 Investor Class	3,432	3,543
VIP - Freedom 2010	2,017	3,921
VIP - Freedom 2010 Investor Class	11,462	13,210
VIP - Freedom 2015	5,826	6,782
VIP - Freedom 2015 Investor Class	19,968	18,397

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2020	$ 4,332	$ 5,130
VIP - Freedom 2020 Investor Class	23,705	12,968
VIP - Freedom 2025	2,049	3,578
VIP - Freedom 2025 Investor Class	15,455	6,062
VIP - Freedom 2030	2,668	2,484
VIP - Freedom 2030 Investor Class	12,779	5,075
VIP - Freedom Lifetime Income I	1,874	1,105
VIP - Freedom Lifetime Income II	3,526	1,104
VIP - Freedom Lifetime Income III	1,215	810
VIP - Disciplined Small Cap	8,711	8,192
VIP - Disciplined Small Cap Investor Class	27,995	22,678
VIP - FundsManager 20%	193,975	63,240
VIP - FundsManager 50%	179,102	86,472
VIP - FundsManager 60%	161,526	123,468
VIP - FundsManager 70%	113,833	71,405
VIP - FundsManager 85%	63,450	36,772
VIP - Consumer Staples	7,928	3,669
VIP - Consumer Staples Investor Class	31,872	6,429
VIP - Materials	10,109	24,839
VIP - Materials Investor Class	31,446	30,895
VIP - Telecommunications	3,887	3,959
VIP - Telecommunications Investor Class	8,127	7,001
VIP - Emerging Markets	5,880	16,429
VIP - Emerging Markets Investor Class	12,559	17,532
UIF - Emerging Markets Equity	10,253	59,133
UIF - Emerging Markets Debt	66,803	42,469
UIF - Global Tactical Asset Allocation	4,225	16,437
Invesco - Van Kampen Global Value Equity	8,211	8,449
WFAF - Advantage VT Discovery	13	4,147
WFAF - Advantage VT Opportunity	46	3,338
CST - U.S. Equity Flex I	55	12,138
CST - International Equity Flex III	8,442	26,275
Lazard - Retirement Emerging Markets	53,841	84,975
PVIT - Low Duration	198,403	98,863
PVIT - Real Return	230,963	42,325
PVIT - Total Return	231,530	74,171

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2011:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	474,224	$ 474,224	$ 1.00
VIP - Money Market Investor Class	797,552	797,552	1.00
VIP - High Income	24,800	280,728	5.39
VIP - High Income Investor Class	44,237	262,852	5.37
VIP - Equity-Income	21,578	538,832	18.69
VIP - Equity-Income Investor Class	7,273	174,263	18.64
VIP - Growth	9,491	484,683	36.89
VIP - Growth Investor Class	2,420	97,988	36.81

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Overseas	5,020	$ 125,383	$ 13.63
VIP - Overseas, Class R	2,813	65,762	13.60
VIP - Overseas, Class R Investor Class	7,387	156,638	13.59
VIP - Investment Grade Bond	26,843	357,899	12.97
VIP - Investment Grade Bond Investor Class	34,363	446,781	12.93
VIP - Asset Manager	19,113	317,889	13.80
VIP - Asset Manager Investor Class	6,604	99,171	13.74
VIP - Index 500	4,883	731,179	129.33
VIP - Asset Manager: Growth	5,888	96,200	13.35
VIP - Asset Manager: Growth Investor Class	2,434	36,273	13.29
VIP - Contrafund	35,214	977,793	23.02
VIP - Contrafund Investor Class	21,822	626,371	22.94
VIP - Balanced	8,464	132,632	14.63
VIP - Balanced Investor Class	81,192	1,164,069	14.56
VIP - Dynamic Capital Appreciation	1,561	15,475	8.22
VIP - Dynamic Capital Appreciation Investor Class	2,579	24,372	8.22
VIP - Growth & Income	7,769	126,491	12.59
VIP - Growth & Income Investor Class	2,484	36,155	12.56
VIP - Growth Opportunities	3,325	72,083	18.30
VIP - Growth Opportunities Investor Class	2,770	53,316	18.23
VIP - Mid Cap	11,796	370,751	29.08
VIP - Mid Cap Investor Class	9,317	310,343	29.00
VIP - Value Strategies	4,936	67,177	8.78
VIP - Value Strategies Investor Class	4,705	56,293	8.74
VIP - Utilities	2,441	30,776	10.93
VIP - Utilities Investor Class	3,936	44,695	10.88
VIP - Technology	6,533	73,140	9.81
VIP - Technology Investor Class	7,260	81,487	9.75
VIP - Energy	6,202	151,834	18.81
VIP - Energy Investor Class	5,144	124,937	18.77
VIP - Health Care	3,421	47,034	13.69
VIP - Health Care Investor Class	4,675	63,832	13.63
VIP - Financial Services	1,961	24,949	5.55
VIP - Financial Services Investor Class	2,205	22,732	5.54
VIP - Industrials	2,210	34,671	14.29
VIP - Industrials Investor Class	2,851	45,507	14.24
VIP - Consumer Discretionary	560	7,278	12.26
VIP - Consumer Discretionary Investor Class	1,091	13,949	12.25
VIP - Real Estate	3,115	72,588	15.02
VIP - Real Estate Investor Class	4,966	87,361	14.97
VIP - Strategic Income	12,534	140,111	11.15
VIP - Strategic Income Investor Class	67,828	773,995	11.12
VIP - Growth Strategies	552	6,250	8.20
VIP - Growth Strategies Investor Class	819	8,518	8.14
VIP - International Capital Appreciation, Class R	1,143	15,487	8.42
VIP - International Capital Appreciation, Class R Investor Class	2,716	32,445	8.37
VIP - Value Leaders	630	9,607	9.26
VIP - Value Leaders Investor Class	1,295	17,713	9.24
VIP - Value	1,237	16,946	10.60
VIP - Value Investor Class	2,659	35,230	10.59

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Stock	622	$ 9,122	$ 13.64
VIP - Growth Stock Investor Class	1,638	23,312	13.54
VIP - Freedom Income	939	10,260	10.21
VIP - Freedom Income Investor Class	2,748	29,391	10.30
VIP - Freedom 2005	501	5,922	9.86
VIP - Freedom 2005 Investor Class	898	9,910	9.60
VIP - Freedom 2010	1,456	17,142	10.31
VIP - Freedom 2010 Investor Class	4,729	51,763	9.77
VIP - Freedom 2015	2,754	32,619	10.38
VIP - Freedom 2015 Investor Class	6,465	69,783	9.55
VIP - Freedom 2020	2,276	27,222	10.21
VIP - Freedom 2020 Investor Class	9,958	106,517	9.31
VIP - Freedom 2025	1,126	13,798	10.02
VIP - Freedom 2025 Investor Class	5,181	54,626	9.36
VIP - Freedom 2030	1,330	16,779	9.70
VIP - Freedom 2030 Investor Class	5,334	56,386	8.92
VIP - Freedom Lifetime Income I	893	9,474	9.65
VIP - Freedom Lifetime Income II	1,682	18,707	9.55
VIP - Freedom Lifetime Income III	765	8,513	8.92
VIP - Disciplined Small Cap	1,669	19,370	10.94
VIP - Disciplined Small Cap Investor Class	4,501	51,817	10.92
VIP - FundsManager 20%	44,255	469,441	10.68
VIP - FundsManager 50%	69,237	706,066	9.78
VIP - FundsManager 60%	123,873	1,108,243	9.52
VIP - FundsManager 70%	54,766	562,390	9.03
VIP - FundsManager 85%	24,451	248,813	8.58
VIP - Consumer Staples	1,010	11,888	12.42
VIP - Consumer Staples Investor Class	3,296	39,041	12.39
VIP - Materials	2,169	27,272	11.67
VIP - Materials Investor Class	3,927	50,380	11.67
VIP - Telecommunications	354	3,283	7.81
VIP - Telecommunications Investor Class	712	6,469	7.78
VIP - Emerging Markets	1,783	17,323	7.74
VIP - Emerging Markets Investor Class	3,571	33,987	7.72
UIF - Emerging Markets Equity	9,792	208,538	12.53
UIF - Emerging Markets Debt	20,004	169,886	8.31
UIF - Global Tactical Asset Allocation	4,039	54,385	8.57
Invesco - Van Kampen Global Value Equity	3,080	21,859	6.80
WFAF - Advantage VT Discovery	1,189	37,779	21.37
WFAF - Advantage VT Opportunity	1,008	27,909	17.38
Lazard - Retirement Emerging Markets	8,196	202,226	18.52
PVIT - Low Duration	47,333	496,181	10.38
PVIT - Real Return	28,953	621,274	13.95
PVIT - Total Return	55,146	393,090	11.02

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Money Market
Units Issued	16,444	13,656	1,132	631
Units Redeemed	(18,021)	(21,449)	(875)	(1,098)
Net Increase (Decrease)	(1,577)	(7,793)	257	(467)
VIP - High Income
Units Issued	616	706	134	193
Units Redeemed	(1,029)	(1,210)	(255)	(317)
Net Increase (Decrease)	(413)	(504)	(121)	(124)
VIP - Equity-Income
Units Issued	254	234	36	29
Units Redeemed	(1,167)	(1,290)	(157)	(170)
Net Increase (Decrease)	(913)	(1,056)	(121)	(141)
VIP - Growth
Units Issued	276	186	41	33
Units Redeemed	(977)	(943)	(104)	(102)
Net Increase (Decrease)	(701)	(757)	(63)	(69)
VIP - Overseas
Units Issued	5	1	0	0
Units Redeemed	(304)	(367)	(23)	(31)
Net Increase (Decrease)	(299)	(366)	(23)	(31)
VIP - Overseas, Class R
Units Issued	423	480	74	42
Units Redeemed	(1,018)	(1,232)	(182)	(154)
Net Increase (Decrease)	(595)	(752)	(108)	(112)
VIP - Investment Grade Bond
Units Issued	1,376	1,581	132	165
Units Redeemed	(2,343)	(3,241)	(377)	(482)
Net Increase (Decrease)	(967)	(1,660)	(245)	(317)
VIP - Asset Manager
Units Issued	179	190	34	29
Units Redeemed	(892)	(929)	(153)	(180)
Net Increase (Decrease)	(713)	(739)	(119)	(151)
VIP - Index 500
Units Issued	709	830	43	60
Units Redeemed	(1,969)	(2,331)	(213)	(269)
Net Increase (Decrease)	(1,260)	(1,501)	(170)	(209)
VIP - Asset Manager: Growth
Units Issued	142	100	3	9
Units Redeemed	(497)	(554)	(74)	(85)
Net Increase (Decrease)	(355)	(454)	(71)	(76)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Contrafund
Units Issued	909	1,021	78	103
Units Redeemed	(3,163)	(3,652)	(334)	(376)
Net Increase (Decrease)	(2,254)	(2,631)	(256)	(273)
VIP - Balanced
Units Issued	916	1,009	116	144
Units Redeemed	(1,526)	(1,624)	(397)	(298)
Net Increase (Decrease)	(610)	(615)	(281)	(154)
VIP - Dynamic Capital Appreciation
Units Issued	95	274	6	96
Units Redeemed	(327)	(359)	(62)	(63)
Net Increase (Decrease)	(232)	(85)	(56)	33
VIP - Growth & Income
Units Issued	284	312	18	13
Units Redeemed	(958)	(1,196)	(162)	(206)
Net Increase (Decrease)	(674)	(884)	(144)	(193)
VIP - Growth Opportunities
Units Issued	1,321	801	203	174
Units Redeemed	(1,382)	(1,285)	(214)	(175)
Net Increase (Decrease)	(61)	(484)	(11)	(1)
VIP - Mid Cap
Units Issued	1,082	2,410	83	233
Units Redeemed	(3,637)	(3,394)	(471)	(447)
Net Increase (Decrease)	(2,555)	(984)	(388)	(214)
VIP - Value Strategies
Units Issued	382	1,158	90	209
Units Redeemed	(965)	(1,404)	(143)	(285)
Net Increase (Decrease)	(583)	(246)	(53)	(76)
VIP - Utilities
Units Issued	807	258	169	13
Units Redeemed	(509)	(611)	(102)	(64)
Net Increase (Decrease)	298	(353)	67	(51)
VIP - Technology
Units Issued	2,229	2,410	209	324
Units Redeemed	(3,387)	(3,068)	(427)	(384)
Net Increase (Decrease)	(1,158)	(658)	(218)	(60)
VIP - Energy
Units Issued	1,814	1,297	252	93
Units Redeemed	(2,318)	(2,274)	(269)	(259)
Net Increase (Decrease)	(504)	(977)	(17)	(166)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Health Care
Units Issued	2,324	495	333	63
Units Redeemed	(1,718)	(896)	(185)	(108)
Net Increase (Decrease)	606	(401)	148	(45)
VIP - Financial Services
Units Issued	1,007	2,023	74	221
Units Redeemed	(1,332)	(2,245)	(200)	(160)
Net Increase (Decrease)	(325)	(222)	(126)	61
VIP - Industrials
Units Issued	695	636	113	113
Units Redeemed	(950)	(619)	(150)	(81)
Net Increase (Decrease)	(255)	17	(37)	32
VIP - Consumer Discretionary
Units Issued	362	1,020	39	186
Units Redeemed	(815)	(421)	(106)	(84)
Net Increase (Decrease)	(453)	599	(67)	102
VIP - Real Estate
Units Issued	707	1,285	70	185
Units Redeemed	(988)	(1,270)	(115)	(134)
Net Increase (Decrease)	(281)	15	(45)	51
VIP - Strategic Income
Units Issued	2,560	2,462	201	293
Units Redeemed	(2,762)	(3,765)	(313)	(556)
Net Increase (Decrease)	(202)	(1,303)	(112)	(263)
VIP - Growth Strategies
Units Issued	234	290	31	41
Units Redeemed	(373)	(216)	(34)	(20)
Net Increase (Decrease)	(139)	74	(3)	21
VIP - International Capital Appreciation, Class R
Units Issued	249	517	9	48
Units Redeemed	(460)	(783)	(42)	(87)
Net Increase (Decrease)	(211)	(266)	(33)	(39)
VIP - Value Leaders
Units Issued	108	166	10	7
Units Redeemed	(371)	(432)	(41)	(134)
Net Increase (Decrease)	(263)	(266)	(31)	(127)
VIP - Value
Units Issued	356	762	65	145
Units Redeemed	(692)	(848)	(118)	(150)
Net Increase (Decrease)	(336)	(86)	(53)	(5)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Growth Stock
Units Issued	539	335	63	34
Units Redeemed	(404)	(287)	(44)	(29)
Net Increase (Decrease)	135	48	19	5
VIP - Freedom Income
Units Issued	454	236	0	0
Units Redeemed	(448)	(404)	0	0
Net Increase (Decrease)	6	(168)	0	0
VIP - Freedom 2005
Units Issued	108	111	0	0
Units Redeemed	(132)	(246)	0	0
Net Increase (Decrease)	(24)	(135)	0	0
VIP - Freedom 2010
Units Issued	172	268	0	0
Units Redeemed	(341)	(374)	0	0
Net Increase (Decrease)	(169)	(106)	0	0
VIP - Freedom 2015
Units Issued	474	454	0	0
Units Redeemed	(588)	(622)	0	0
Net Increase (Decrease)	(114)	(168)	0	0
VIP - Freedom 2020
Units Issued	363	417	0	0
Units Redeemed	(461)	(540)	0	0
Net Increase (Decrease)	(98)	(123)	0	0
VIP - Freedom 2025
Units Issued	157	151	0	0
Units Redeemed	(287)	(143)	0	0
Net Increase (Decrease)	(130)	8	0	0
VIP - Freedom 2030
Units Issued	213	279	0	0
Units Redeemed	(219)	(335)	0	0
Net Increase (Decrease)	(6)	(56)	0	0
VIP - Disciplined Small Cap
Units Issued	1,145	1,047	128	131
Units Redeemed	(1,128)	(748)	(113)	(123)
Net Increase (Decrease)	17	299	15	8

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Funds Manager 20%
Units Issued	2,450	1,680	264	254
Units Redeemed	(2,189)	(1,406)	(265)	(270)
Net Increase (Decrease)	261	274	(1)	(16)
VIP - Funds Manager 50%
Units Issued	2,281	2,031	467	779
Units Redeemed	(2,653)	(1,959)	(760)	(888)
Net Increase (Decrease)	(372)	72	(293)	(109)
VIP - Funds Manager 60%
Units Issued	1,618	1,689	299	637
Units Redeemed	(1,466)	(941)	(463)	(288)
Net Increase (Decrease)	152	748	(164)	349
VIP - Funds Manager 70%
Units Issued	956	1,290	264	270
Units Redeemed	(1,504)	(1,452)	(705)	(716)
Net Increase (Decrease)	(548)	(162)	(441)	(446)
VIP - Funds Manager 85%
Units Issued	528	1,508	237	487
Units Redeemed	(1,017)	(1,834)	(405)	(390)
Net Increase (Decrease)	(489)	(326)	(168)	97
VIP - Consumer Staples
Units Issued	677	221	102	62
Units Redeemed	(384)	(321)	(55)	(87)
Net Increase (Decrease)	293	(100)	47	(25)
VIP - Materials
Units Issued	1,103	1,924	192	214
Units Redeemed	(2,269)	(1,633)	(194)	(331)
Net Increase (Decrease)	(1,166)	291	(2)	(117)
VIP - Telecommunications
Units Issued	364	281	116	112
Units Redeemed	(420)	(322)	(101)	(149)
Net Increase (Decrease)	(56)	(41)	15	(37)
VIP - Emerging Markets
Units Issued	919	1,905	38	222
Units Redeemed	(1,991)	(2,466)	(193)	(292)
Net Increase (Decrease)	(1,072)	(561)	(155)	(70)
UIF - Emerging Markets Equity
Units Issued	201	525	14	68
Units Redeemed	(1,270)	(1,441)	(148)	(179)
Net Increase (Decrease)	(1,069)	(916)	(134)	(111)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
UIF - Emerging Markets Debt
Units Issued	383	735	37	83
Units Redeemed	(606)	(627)	(86)	(91)
Net Increase (Decrease)	(223)	108	(49)	(8)
UIF - Global Tactical Asset Allocation (b)
Units Issued	60	168	2	18
Units Redeemed	(499)	(621)	(69)	(72)
Net Increase (Decrease)	(439)	(453)	(67)	(54)
Invesco - Van Kampen Global Value Equity (b)
Units Issued	161	1,105	22	245
Units Redeemed	(320)	(1,279)	(49)	(273)
Net Increase (Decrease)	(159)	(174)	(27)	(28)
WFAF - Advantage VT Discovery
Units Issued	1	0	0	1
Units Redeemed	(149)	(229)	(28)	(25)
Net Increase (Decrease)	(148)	(229)	(28)	(24)
WFAF - Advantage VT Opportunity
Units Issued	0	1	0	1
Units Redeemed	(117)	(145)	(16)	(22)
Net Increase (Decrease)	(117)	(144)	(16)	(21)
CST - U.S Equity Flex I
Units Issued	0	1	0	0
Units Redeemed	(1,010)	(211)	(182)	(27)
Net Increase (Decrease)	(1,010)	(210)	(182)	(27)
CST - International Equity Flex III
Units Issued	218	98	15	5
Units Redeemed	(1,465)	(392)	(189)	(51)
Net Increase (Decrease)	(1,247)	(294)	(174)	(46)
Lazard - Retirement Emerging Markets
Units Issued	1,087	2,811	118	246
Units Redeemed	(2,840)	(3,211)	(240)	(243)
Net Increase (Decrease)	(1,753)	(400)	(122)	3

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
PVIT- Low Duration
Units Issued	3,187	5,300	204	354
Units Redeemed	(2,541)	(2,895)	(127)	(211)
Net Increase (Decrease)	646	2,405	77	143
PVIT- Real Return
Units Issued	3,209	3,209	324	194
Units Redeemed	(1,413)	(2,373)	(87)	(176)
Net Increase (Decrease)	1,796	836	237	18
PVIT- Total Return
Units Issued	2,726	4,639	171	517
Units Redeemed	(2,308)	(2,616)	(131)	(423)
Net Increase (Decrease)	418	2,023	40	94
	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

(in thousands)	2011	2010	2011	2010
VIP - Money Market Investor Class
Units Issued	207,667	204,195	1,847	486
Units Redeemed	(201,391)	(219,217)	(1,953)	(435)
Net Increase (Decrease)	6,276	(15,022)	(106)	51
VIP - High Income Investor Class
Units Issued	18,679	18,611	0	0
Units Redeemed	(16,490)	(14,897)	0	0
Net Increase (Decrease)	2,189	3,714	0	0
VIP - Equity Income Investor Class
Units Issued	3,913	4,546	0	0
Units Redeemed	(3,026)	(5,229)	0	0
Net Increase (Decrease)	887	(683)	0	0
VIP - Growth Investor Class
Units Issued	3,259	2,703	0	0
Units Redeemed	(2,573)	(2,597)	0	0
Net Increase (Decrease)	686	106	0	0
VIP - Overseas, Class R Investor Class
Units Issued	2,961	3,563	0	0
Units Redeemed	(2,743)	(3,681)	0	0
Net Increase (Decrease)	218	(118)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	14,270	19,613	0	0
Units Redeemed	(11,619)	(19,660)	0	0
Net Increase (Decrease)	2,651	(47)	0	0
VIP - Asset Manager Investor Class
Units Issued	2,724	3,447	0	0
Units Redeemed	(2,113)	(2,082)	0	0
Net Increase (Decrease)	611	1,365	0	0
VIP - Index 500
Units Issued	9,605	11,786	0	0
Units Redeemed	(8,129)	(10,290)	0	0
Net Increase (Decrease)	1,476	1,496	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	1,098	814	0	0
Units Redeemed	(682)	(610)	0	0
Net Increase (Decrease)	416	204	0	0
VIP - Contrafund Investor Class
Units Issued	12,000	16,464	0	0
Units Redeemed	(10,191)	(14,131)	0	0
Net Increase (Decrease)	1,809	2,333	0	0
VIP - Balanced Investor Class
Units Issued	6,864	7,340	0	0
Units Redeemed	(4,496)	(5,475)	0	0
Net Increase (Decrease)	2,368	1,865	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	614	1,408	0	0
Units Redeemed	(675)	(1,172)	0	0
Net Increase (Decrease)	(61)	236	0	0
VIP - Growth & Income Investor Class
Units Issued	1,357	1,377	0	0
Units Redeemed	(1,006)	(1,290)	0	0
Net Increase (Decrease)	351	87	0	0
VIP - Growth Opportunities Investor Class
Units Issued	3,014	1,989	0	0
Units Redeemed	(1,760)	(1,896)	0	0
Net Increase (Decrease)	1,254	93	0	0
VIP - Mid Cap Investor Class
Units Issued	7,455	11,810	0	0
Units Redeemed	(7,482)	(7,670)	0	0
Net Increase (Decrease)	(27)	4,140	0	0
VIP - Value Strategies Investor Class
Units Issued	1,632	2,982	0	0
Units Redeemed	(1,718)	(3,020)	0	0
Net Increase (Decrease)	(86)	(38)	0	0
VIP - Utilities Investor Class
Units Issued	2,598	1,128	0	0
Units Redeemed	(907)	(972)	0	0
Net Increase (Decrease)	1,691	156	0	0
VIP - Technology Investor Class
Units Issued	3,705	4,565	0	0
Units Redeemed	(3,943)	(3,686)	0	0
Net Increase (Decrease)	(238)	879	0	0
VIP - Energy Investor Class
Units Issued	4,661	3,645	0	0
Units Redeemed	(4,173)	(3,823)	0	0
Net Increase (Decrease)	488	(178)	0	0
VIP - Health Care Investor Class
Units Issued	4,598	1,328	0	0
Units Redeemed	(2,187)	(1,178)	0	0
Net Increase (Decrease)	2,411	150	0	0
VIP - Financial Services Investor Class
Units Issued	1,481	2,562	0	0
Units Redeemed	(2,004)	(2,460)	0	0
Net Increase (Decrease)	(523)	102	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Industrials Investor Class
Units Issued	2,488	2,388	0	0
Units Redeemed	(2,586)	(1,383)	0	0
Net Increase (Decrease)	(98)	1,005	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	1,017	2,318	0	0
Units Redeemed	(1,659)	(1,005)	0	0
Net Increase (Decrease)	(642)	1,313	0	0
VIP - Real Estate Investor Class
Units Issued	3,274	3,911	0	0
Units Redeemed	(2,309)	(2,651)	0	0
Net Increase (Decrease)	965	1,260	0	0
VIP - Strategic Income Investor Class
Units Issued	23,852	26,936	0	0
Units Redeemed	(11,980)	(16,900)	0	0
Net Increase (Decrease)	11,872	10,036	0	0
VIP - Growth Strategies Investor Class
Units Issued	466	682	0	0
Units Redeemed	(545)	(478)	0	0
Net Increase (Decrease)	(79)	204	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	748	1,008	0	0
Units Redeemed	(747)	(1,296)	0	0
Net Increase (Decrease)	1	(288)	0	0
VIP - Value Leaders Investor Class
Units Issued	461	613	0	0
Units Redeemed	(728)	(1,084)	0	0
Net Increase (Decrease)	(267)	(471)	0	0
VIP - Value Investor Class
Units Issued	833	1,674	0	0
Units Redeemed	(1,373)	(1,777)	0	0
Net Increase (Decrease)	(540)	(103)	0	0
VIP - Growth Stock Investor Class
Units Issued	1,942	979	0	0
Units Redeemed	(1,249)	(533)	0	0
Net Increase (Decrease)	693	446	0	0
VIP - Freedom Income Investor Class
Units Issued	675	1,300	0	0
Units Redeemed	(883)	(815)	0	0
Net Increase (Decrease)	(208)	485	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Freedom 2005 Investor Class
Units Issued	280	260	0	0
Units Redeemed	(310)	(268)	0	0
Net Increase (Decrease)	(30)	(8)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	962	1,025	0	0
Units Redeemed	(1,148)	(992)	0	0
Net Increase (Decrease)	(186)	33	0	0
VIP - Freedom 2015 Investor Class
Units Issued	1,697	1,344	0	0
Units Redeemed	(1,756)	(1,278)	0	0
Net Increase (Decrease)	(59)	66	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,994	2,014	0	0
Units Redeemed	(1,337)	(1,747)	0	0
Net Increase (Decrease)	657	267	0	0
VIP - Freedom 2025 Investor Class
Units Issued	1,245	1,027	0	0
Units Redeemed	(599)	(631)	0	0
Net Increase (Decrease)	646	396	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,001	932	0	0
Units Redeemed	(488)	(568)	0	0
Net Increase (Decrease)	513	364	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	134	116
Units Redeemed	0	0	(87)	(54)
Net Increase (Decrease)	0	0	47	62
VIP - Freedom Lifetime Income II
Units Issued	0	0	258	41
Units Redeemed	0	0	(93)	(140)
Net Increase (Decrease)	0	0	165	(99)
VIP - Freedom Lifetime Income III
Units Issued	0	0	85	7
Units Redeemed	0	0	(62)	(80)
Net Increase (Decrease)	0	0	23	(73)
VIP - Disciplined Small Cap Investor Class
Units Issued	3,079	3,414	0	0
Units Redeemed	(2,692)	(2,286)	0	0
Net Increase (Decrease)	387	1,128	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - FundsManager 20%
Units Issued	18,557	14,230	174	185
Units Redeemed	(8,142)	(7,082)	(137)	(9)
Net Increase (Decrease)	10,415	7,148	37	176
VIP - FundsManager 50%
Units Issued	17,257	16,344	725	113
Units Redeemed	(10,124)	(9,235)	(38)	(59)
Net Increase (Decrease)	7,133	7,109	687	54
VIP - FundsManager 60%
Units Issued	12,587	11,661	716	47
Units Redeemed	(4,956)	(4,113)	(68)	(10)
Net Increase (Decrease)	7,631	7,548	648	37
VIP - FundsManager 70%
Units Issued	11,233	11,023	97	0
Units Redeemed	(7,220)	(8,783)	(60)	(4)
Net Increase (Decrease)	4,013	2,240	37	(4)
VIP - FundsManager 85%
Units Issued	5,540	6,213	94	29
Units Redeemed	(2,926)	(5,116)	(10)	(6)
Net Increase (Decrease)	2,614	1,097	84	23
VIP - Consumer Staples Investor Class
Units Issued	2,964	883	0	0
Units Redeemed	(951)	(665)	0	0
Net Increase (Decrease)	2,013	218	0	0
VIP - Materials Investor Class
Units Issued	2,994	3,270	0	0
Units Redeemed	(3,096)	(2,858)	0	0
Net Increase (Decrease)	(102)	412	0	0
VIP - Telecommunications Investor Class
Units Issued	840	464	0	0
Units Redeemed	(759)	(421)	0	0
Net Increase (Decrease)	81	43	0	0
VIP - Emerging Markets Investor Class
Units Issued	1,754	3,083	0	0
Units Redeemed	(2,262)	(3,459)	0	0
Net Increase (Decrease)	(508)	(376)	0	0
UIF - Emerging Markets Equity
Units Issued	1,071	2,920	0	0
Units Redeemed	(2,349)	(2,809)	0	0
Net Increase (Decrease)	(1,278)	111	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
UIF - Emerging Markets Debt
Units Issued	5,837	8,246	0	0
Units Redeemed	(3,737)	(3,824)	0	0
Net Increase (Decrease)	2,100	4,422	0	0
UIF - Global Tactical Asset Allocation (b)
Units Issued	389	1,336	0	0
Units Redeemed	(955)	(1,817)	0	0
Net Increase (Decrease)	(566)	(481)	0	0
Invesco - Van Kampen Global Value Equity (b)
Units Issued	586	1,212	0	0
Units Redeemed	(448)	(1,237)	0	0
Net Increase (Decrease)	138	(25)	0	0
Lazard - Retirement Emerging Markets
Units Issued	5,066	7,828	0	0
Units Redeemed	(5,522)	(4,321)	0	0
Net Increase (Decrease)	(456)	3,507	0	0
CST - International Equity Flex III
Units Issued	592	384	0	0
Units Redeemed	(1,084)	(305)	0	0
Net Increase (Decrease)	(492)	79	0	0
PVIT- Low Duration
Units Issued	25,408	40,282	0	0
Units Redeemed	(17,291)	(18,422)	0	0
Net Increase (Decrease)	8,117	21,860	0	0
PVIT- Real Return
Units Issued	21,468	20,637	0	0
Units Redeemed	(8,520)	(9,550)	0	0
Net Increase (Decrease)	12,948	11,087	0	0
PVIT- Total Return
Units Issued	24,970	43,360	0	0
Units Redeemed	(12,721)	(18,072)	0	0
Net Increase (Decrease)	12,249	25,288	0	0

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income
(in thousands)	2011	2010
VIP - Money Market Investor Class
Units Issued	1,100	833
Units Redeemed	(1,080)	(693)
Net Increase (Decrease)	20	140
VIP - Balanced Investor Class
Units Issued	1,164	1,292
Units Redeemed	(6,141)	(5,937)
Net Increase (Decrease)	(4,977)	(4,645)
VIP - Funds Manager 60%
Units Issued	426	271
Units Redeemed	(5,723)	(5,555)
Net Increase (Decrease)	(5,297)	(5,824)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2011	22,023	$21.58	$21.04	$ 474,198	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	23,343	$21.73	$21.23	$ 506,091	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	31,603	$21.86	$21.39	$ 689,659	0.80%	1.00%	0.79%	(0.08%)	(0.29%)
2008	56,273	$21.88	$21.46	$ 1,229,224	0.80%	1.00%	2.95%	2.19%	1.99%
2007	39,849	$21.41	$21.04	$ 852,298	0.80%	1.00%	5.09%	4.36%	4.15%
VIP - Money Market Investor Class
2011	73,170	$10.01	$9.69	$ 797,469	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	66,980	$10.00	$9.82	$ 733,485	0.10%	1.40%	0.15%	0.09%	(1.18%)
2009	81,811	$11.46	$9.94	$ 920,262	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	132,876	$11.41	$10.29	$ 1,513,016	0.25%	1.25%	2.92%	2.74%	1.70%
2007	103,716	$11.10	$10.12	$ 1,147,660	0.25%	1.25%	4.85%	4.89%	1.20%
VIP - High Income
2011	3,385	$39.76	$38.76	$ 133,678	0.80%	1.00%	6.46%	3.20%	2.99%
2010	3,919	$38.52	$37.63	$ 150,089	0.80%	1.00%	7.46%	12.91%	12.69%
2009	4,547	$34.12	$33.39	$ 154,309	0.80%	1.00%	8.15%	42.81%	42.52%
2008	4,637	$23.89	$23.43	$ 110,267	0.80%	1.00%	7.90%	(25.59%)	(25.74%)
2007	5,828	$32.11	$31.55	$ 186,401	0.80%	1.00%	7.36%	1.96%	1.75%
VIP - High Income Investor Class
2011	17,762	$10.95	$17.38	$ 237,550	0.10%	0.25%	6.86%	3.72%	3.56%
2010	15,573	$10.56	$16.78	$ 204,605	0.10%	0.25%	7.29%	5.59%	13.68%
2009	11,859	$14.76	$12.33	$ 150,023	0.25%	0.35%	9.61%	43.40%	43.29%
2008	8,134	$8.60	$8.60	$ 69,947	0.25%	0.25%	7.94%	(25.14%)	(25.14%)
2007	6,700	$11.49	$11.49	$ 76,967	0.25%	0.25%	8.85%	2.30%	2.30%
VIP - Equity-Income
2011	6,944	$58.29	$56.83	$ 403,287	0.80%	1.00%	2.41%	0.17%	(0.04%)
2010	7,978	$58.20	$56.85	$ 462,690	0.80%	1.00%	1.77%	14.23%	14.00%
2009	9,175	$50.95	$49.87	$ 466,105	0.80%	1.00%	2.25%	29.17%	28.91%
2008	10,803	$39.44	$38.69	$ 424,958	0.80%	1.00%	2.30%	(43.12%)	(43.23%)
2007	13,635	$69.34	$68.14	$ 943,119	0.80%	1.00%	1.64%	0.71%	0.51%
VIP - Equity-Income Investor Class
2011	11,968	$11.79	$17.56	$ 135,566	0.10%	0.25%	2.54%	0.79%	0.64%
2010	11,081	$11.70	$17.44	$ 124,725	0.10%	0.25%	1.76%	16.95%	14.67%
2009	11,764	$15.21	$9.21	$ 110,894	0.25%	0.35%	2.27%	29.77%	29.64%
2008	13,030	$7.10	$7.10	$ 92,452	0.25%	0.25%	2.34%	(42.85%)	(42.85%)
2007	15,010	$12.42	$12.42	$ 186,353	0.25%	0.25%	1.78%	1.13%	1.13%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2011	5,626	$62.39	$60.83	$ 350,138	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	6,390	$62.77	$61.32	$ 400,095	0.80%	1.00%	0.27%	23.18%	22.93%
2009	7,216	$50.96	$49.88	$ 366,926	0.80%	1.00%	0.43%	27.26%	27.00%
2008	8,479	$40.04	$39.27	$ 338,847	0.80%	1.00%	0.78%	(47.59%)	(47.70%)
2007	9,915	$76.40	$75.09	$ 756,185	0.80%	1.00%	0.86%	25.94%	25.69%
VIP - Growth Investor Class
2011	7,373	$12.23	$17.79	$ 89,083	0.10%	0.25%	0.29%	0.04%	(0.11%)
2010	6,687	$12.23	$17.81	$ 80,947	0.10%	0.25%	0.22%	22.30%	23.68%
2009	6,581	$14.40	$9.30	$ 62,467	0.25%	0.35%	0.32%	27.82%	27.69%
2008	9,026	$7.28	$7.28	$ 65,684	0.25%	0.25%	0.70%	(47.35%)	(47.35%)
2007	9,432	$13.82	$13.82	$ 130,363	0.25%	0.25%	0.62%	26.49%	26.49%
VIP - Overseas
2011	2,229	$30.76	$29.98	$ 68,423	0.80%	1.00%	1.33%	(17.83%)	(17.99%)
2010	2,551	$37.43	$36.56	$ 95,324	0.80%	1.00%	1.37%	12.21%	11.98%
2009	2,948	$33.36	$32.65	$ 98,170	0.80%	1.00%	2.08%	25.52%	25.26%
2008	3,588	$26.57	$26.06	$ 95,220	0.80%	1.00%	2.43%	(44.26%)	(44.37%)
2007	4,328	$47.67	$46.85	$ 206,041	0.80%	1.00%	3.27%	16.37%	16.13%
VIP - Overseas, Class R
2011	3,316	$11.56	$11.38	$ 38,254	0.80%	1.00%	1.30%	(17.81%)	(17.97%)
2010	4,019	$14.06	$13.88	$ 56,429	0.80%	1.00%	1.35%	12.17%	11.94%
2009	4,883	$12.54	$12.40	$ 61,129	0.80%	1.00%	2.16%	25.59%	25.34%
2008	5,700	$9.98	$9.89	$ 56,847	0.80%	1.00%	2.17%	(44.27%)	(44.38%)
2007	8,259	$17.91	$17.78	$ 147,801	0.80%	1.00%	3.38%	16.41%	16.18%
VIP - Overseas, Class R Investor Class
2011	9,748	$7.79	$13.63	$ 100,387	0.10%	0.25%	1.32%	(17.37%)	(17.49%)
2010	9,530	$11.85	$16.52	$ 119,350	0.10%	0.25%	1.35%	18.49%	12.72%
2009	9,648	$14.65	$10.76	$ 105,536	0.25%	0.35%	2.19%	26.10%	25.98%
2008	10,333	$8.53	$8.53	$ 88,190	0.25%	0.25%	2.36%	(44.01%)	(44.01%)
2007	11,592	$15.24	$15.24	$ 176,714	0.25%	0.25%	3.29%	16.91%	16.91%
VIP - Investment Grade Bond
2011	9,202	$38.05	$37.09	$ 348,146	0.80%	1.00%	3.26%	6.48%	6.26%
2010	10,414	$35.73	$34.91	$ 370,235	0.80%	1.00%	3.31%	6.94%	6.73%
2009	12,391	$33.41	$32.71	$ 412,167	0.80%	1.00%	8.71%	14.80%	14.57%
2008	12,725	$29.11	$28.55	$ 368,697	0.80%	1.00%	4.32%	(4.03%)	(4.22%)
2007	14,462	$30.33	$29.80	$ 436,813	0.80%	1.00%	4.40%	3.51%	3.30%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2011	34,292	$10.69	$13.80	$ 444,312	0.10%	0.25%	3.64%	7.14%	6.98%
2010	31,641	$9.97	$13.04	$ 387,545	0.10%	0.25%	3.33%	(0.26%)	7.45%
2009	31,688	$12.12	$12.01	$ 383,363	0.25%	0.35%	8.59%	15.46%	15.34%
2008	20,484	$10.50	$10.50	$ 215,079	0.25%	0.25%	3.77%	(3.52%)	(3.52%)
2007	15,945	$10.88	$10.88	$ 173,527	0.25%	0.25%	3.23%	4.01%	4.01%
VIP - Asset Manager
2011	6,766	$39.17	$38.18	$ 263,731	0.80%	1.00%	1.89%	(3.34%)	(3.53%)
2010	7,598	$40.52	$39.58	$ 306,579	0.80%	1.00%	1.67%	13.35%	13.12%
2009	8,488	$35.75	$34.99	$ 302,255	0.80%	1.00%	2.36%	28.08%	27.82%
2008	9,649	$27.91	$27.37	$ 268,386	0.80%	1.00%	2.47%	(29.29%)	(29.43%)
2007	11,194	$39.47	$38.79	$ 440,524	0.80%	1.00%	6.11%	14.57%	14.34%
VIP - Asset Manager Investor Class
2011	7,202	$10.78	$15.32	$ $90,737	0.10%	0.25%	1.99%	7.14%	(2.97%)
2010	6,591	$11.10	$15.79	$ 86,659	0.10%	0.25%	1.84%	10.95%	13.80%
2009	5,226	$14.57	$10.94	$ 61,481	0.25%	0.35%	2.61%	28.69%	28.56%
2008	5,243	$8.93	$8.93	$ 46,832	0.25%	0.25%	2.82%	(28.97%)	(28.97%)
2007	3,344	$12.58	$12.58	$ 42,052	0.25%	0.25%	6.19%	15.09%	15.09%
VIP - Index 500
2011	33,267	$11.81	$35.26	$ 631,447	0.10%	1.00%	1.94%	1.94%	1.02%
2010	33,221	$11.59	$34.90	$ 656,558	0.10%	1.00%	1.93%	15.86%	13.87%
2009	33,435	$30.65	$14.30	$ 607,531	0.25%	1.00%	2.54%	26.29%	25.34%
2008	35,594	$7.76	$24.45	$ 523,217	0.25%	1.00%	2.20%	(37.16%)	(37.63%)
2007	34,117	$12.36	$39.21	$ 884,464	0.25%	1.00%	3.56%	5.17%	4.38%
VIP - Asset Manager: Growth
2011	3,298	$23.96	$23.35	$ 78,604	0.80%	1.00%	1.56%	(6.92%)	(7.11%)
2010	3,724	$25.74	$25.14	$ 95,386	0.80%	1.00%	1.15%	15.41%	15.18%
2009	4,254	$22.30	$21.83	$ 94,469	0.80%	1.00%	1.55%	31.84%	31.58%
2008	4,890	$16.91	$16.59	$ 82,393	0.80%	1.00%	1.79%	(36.33%)	(36.46%)
2007	5,490	$26.56	$26.11	$ 145,388	0.80%	1.00%	4.24%	18.01%	17.77%
VIP - Asset Manager: Growth Investor Class
2011	2,688	$10.77	$15.79	$ 32,345	0.10%	0.25%	1.65%	(6.37%)	(6.51%)
2010	2,272	$11.50	$16.88	$ 29,732	0.10%	0.25%	1.18%	15.03%	15.88%
2009	2,068	$14.57	$10.94	$ 23,388	0.25%	0.35%	1.55%	32.35%	32.22%
2008	2,169	$8.27	$8.27	$ 17,930	0.25%	0.25%	2.26%	(36.01%)	(36.01%)
2007	1,127	$12.92	$12.92	$ 14,563	0.25%	0.25%	4.32%	18.48%	18.48%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2011	18,231	$44.59	$43.47	$ 810,642	0.80%	1.00%	0.97%	(3.30%)	(3.50%)
2010	20,741	$46.11	$45.04	$ 953,950	0.80%	1.00%	1.21%	16.28%	16.05%
2009	23,645	$39.65	$38.81	$ 935,474	0.80%	1.00%	1.39%	34.62%	34.35%
2008	26,628	$29.46	$28.89	$ 782,687	0.80%	1.00%	0.93%	(42.98%)	(43.09%)
2007	31,312	$51.65	$50.76	$ 1,614,334	0.80%	1.00%	0.89%	16.65%	16.41%
VIP - Contrafund Investor Class
2011	39,873	$11.49	$17.63	$ 500,602	0.10%	0.25%	0.96%	(2.71%)	(2.86%)
2010	38,064	$11.81	$18.15	$ 495,538	0.10%	0.25%	1.22%	18.09%	16.72%
2009	35,731	$15.55	$10.79	$ 395,725	0.25%	0.35%	1.41%	35.32%	35.19%
2008	35,197	$7.97	$7.97	$ 280,538	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	33,303	$13.92	$13.92	$ 463,608	0.25%	0.25%	1.01%	17.17%	17.17%
VIP - Balanced
2011	6,610	$18.87	$18.39	$ 123,829	0.80%	1.00%	1.55%	(4.38%)	(4.58%)
2010	7,501	$19.73	$19.28	$ 147,021	0.80%	1.00%	1.64%	17.13%	16.89%
2009	8,270	$16.85	$16.49	$ 138,476	0.80%	1.00%	1.91%	37.49%	37.21%
2008	9,106	$12.25	$12.02	$ 110,975	0.80%	1.00%	1.61%	(34.49%)	(34.62%)
2007	10,814	$18.70	$18.38	$ 201,326	0.80%	1.00%	3.29%	8.17%	7.95%
VIP - Balanced Investor Class
2011	106,462	$11.13	$17.25	$ 1,182,160	0.10%	1.40%	1.58%	(3.81%)	(5.06%)
2010	109,071	$11.57	$18.17	$ 1,261,094	0.10%	1.40%	1.40%	15.66%	16.34%
2009	111,851	$15.80	$8.94	$ 1,100,838	0.25%	1.40%	1.91%	38.10%	37.96%
2008	105,199	$8.30	$6.54	$ 716,148	0.25%	1.25%	2.44%	(34.16%)	(34.82%)
2007	32,409	$12.60	$10.03	$ 363,794	0.25%	1.25%	3.53%	8.62%	0.28%
VIP - Dynamic Capital Appreciation
2011	899	$14.31	$14.07	$ 12,831	0.80%	1.00%	0.23%	(3.46%)	(3.66%)
2010	1,187	$14.82	$14.60	$ 17,557	0.80%	1.00%	0.21%	17.46%	17.22%
2009	1,239	$12.62	$12.46	$ 15,613	0.80%	1.00%	0.25%	35.01%	34.74%
2008	1,578	$9.34	$9.25	$ 14,724	0.80%	1.00%	0.61%	(41.71%)	(41.82%)
2007	2,480	$16.03	$15.89	$ 39,718	0.80%	1.00%	0.30%	6.26%	6.04%
VIP - Dynamic Capital Appreciation Investor Class
2011	1,702	$11.39	$18.20	$ 21,200	0.10%	0.25%	0.19%	(2.74%)	(2.89%)
2010	1,763	$11.71	$18.74	$ 22,625	0.10%	0.25%	0.18%	17.14%	17.89%
2009	1,527	$15.90	$10.51	$ 16,512	0.25%	0.35%	0.18%	35.67%	35.53%
2008	1,711	$7.75	$7.75	$ 13,263	0.25%	0.25%	0.53%	(41.39%)	(41.39%)
2007	2,217	$13.22	$13.22	$ 29,314	0.25%	0.25%	0.29%	6.64%	6.64%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2011	5,404	$18.19	$17.74	$ 97,795	0.80%	1.00%	1.73%	0.80%	0.59%
2010	6,222	$18.05	$17.63	$ 111,769	0.80%	1.00%	0.69%	13.95%	13.72%
2009	7,299	$15.84	$15.50	$ 115,127	0.80%	1.00%	1.07%	26.19%	25.93%
2008	8,641	$12.55	$12.31	$ 108,042	0.80%	1.00%	1.15%	(42.17%)	(42.29%)
2007	9,669	$21.71	$21.33	$ 209,188	0.80%	1.00%	1.85%	11.22%	11.00%
VIP - Growth & Income Investor Class
2011	2,617	$12.02	$16.58	$ 31,198	0.10%	0.25%	1.80%	1.43%	1.28%
2010	2,266	$11.85	$16.38	$ 26,858	0.10%	0.25%	0.73%	18.49%	14.36%
2009	2,179	$14.32	$9.73	$ 21,719	0.25%	0.35%	1.07%	26.84%	26.72%
2008	2,497	$7.67	$7.67	$ 19,159	0.25%	0.25%	1.09%	(41.95%)	(41.95%)
2007	2,157	$13.22	$13.22	$ 28,518	0.25%	0.25%	1.80%	11.77%	11.77%
VIP - Growth Opportunities
2011	4,592	$13.31	$12.97	$ 60,853	0.80%	1.00%	0.17%	1.48%	1.28%
2010	4,664	$13.11	$12.81	$ 60,910	0.80%	1.00%	0.21%	22.75%	22.50%
2009	5,149	$10.68	$10.45	$ 54,816	0.80%	1.00%	0.50%	44.68%	44.39%
2008	4,849	$7.38	$7.24	$ 35,694	0.80%	1.00%	0.38%	(55.38%)	(55.47%)
2007	6,129	$16.55	$16.26	$ 101,147	0.80%	1.00%	-	22.19%	21.94%
VIP - Growth Opportunities Investor Class
2011	4,161	$12.45	$20.77	$ 50,498	0.10%	0.25%	0.12%	2.08%	1.93%
2010	2,907	$12.20	$20.37	$ 34,050	0.10%	0.25%	0.17%	21.97%	23.30%
2009	2,814	$16.52	$8.92	$ 25,849	0.25%	0.35%	0.56%	45.21%	45.06%
2008	1,056	$6.14	$6.14	$ 6,487	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	1,422	$13.70	$13.70	$ 19,479	0.25%	0.25%	-	22.72%	22.72%
VIP - Mid Cap
2011	14,739	$23.36	$22.82	$ 343,027	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	17,682	$26.34	$25.78	$ 464,251	0.80%	1.00%	0.37%	27.80%	27.55%
2009	18,880	$20.61	$20.21	$ 387,986	0.80%	1.00%	0.69%	38.97%	38.69%
2008	21,386	$14.83	$14.58	$ 316,322	0.80%	1.00%	0.44%	(39.93%)	(40.05%)
2007	27,031	$24.69	$24.31	$ 665,751	0.80%	1.00%	0.91%	14.70%	14.46%
VIP - Mid Cap Investor Class
2011	20,885	$10.36	$18.58	$ 270,193	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	20,912	$11.62	$20.85	$ 306,656	0.10%	0.25%	0.33%	16.16%	28.35%
2009	16,772	$16.25	$11.63	$ 199,392	0.25%	0.35%	0.65%	39.63%	39.49%
2008	16,196	$8.33	$8.33	$ 134,928	0.25%	0.25%	0.38%	(39.65%)	(39.65%)
2007	16,509	$13.80	$13.80	$ 227,889	0.25%	0.25%	0.75%	15.17%	15.17%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2011	3,181	$13.67	$13.45	$ 43,338	0.80%	1.00%	0.96%	(9.54%)	(9.72%)
2010	3,817	$15.11	$14.89	$ 57,532	0.80%	1.00%	0.51%	25.62%	25.37%
2009	4,139	$12.03	$11.88	$ 49,665	0.80%	1.00%	0.61%	56.33%	56.01%
2008	4,475	$7.70	$7.61	$ 34,365	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	6,661	$15.88	$15.75	$ 105,634	0.80%	1.00%	0.94%	4.88%	4.66%
VIP - Value Strategies Investor Class
2011	3,595	$11.04	$22.97	$ 41,124	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	3,681	$12.13	$25.29	$ 46,862	0.10%	0.25%	0.44%	21.28%	26.11%
2009	3,719	$20.05	$9.58	$ 36,723	0.25%	0.35%	0.58%	57.12%	56.96%
2008	3,164	$6.10	$6.10	$ 19,293	0.25%	0.25%	0.60%	(51.33%)	(51.33%)
2007	4,462	$12.53	$12.53	$ 55,898	0.25%	0.25%	0.77%	5.26%	5.26%
VIP - Utilities
2011	1,859	$14.39	$14.09	$ 26,682	0.80%	1.00%	2.29%	12.30%	12.07%
2010	1,494	$12.82	$12.58	$ 19,116	0.80%	1.00%	2.76%	10.31%	10.09%
2009	1,898	$11.62	$11.42	$ 22,008	0.80%	1.00%	3.05%	14.50%	14.26%
2008	2,822	$10.15	$10.00	$ 28,577	0.80%	1.00%	1.86%	(36.12%)	(36.25%)
2007	4,464	$15.89	$15.68	$ 70,793	0.80%	1.00%	1.57%	19.70%	19.45%
VIP - Utilities Investor Class
2011	3,112	$11.85	$14.86	$ 42,820	0.10%	0.25%	2.93%	13.00%	12.83%
2010	1,421	$10.49	$13.17	$ 17,799	0.10%	0.25%	3.06%	4.88%	10.69%
2009	1,265	$11.90	$11.67	$ 14,786	0.25%	0.35%	3.26%	14.95%	14.83%
2008	1,670	$10.16	$10.16	$ 16,955	0.25%	0.25%	1.95%	(35.81%)	(35.81%)
2007	2,092	$15.82	$15.82	$ 33,094	0.25%	0.25%	1.94%	20.23%	20.23%
VIP - Technology
2011	4,803	$13.37	$13.09	$ 64,087	0.80%	1.00%	-	(10.50%)	(10.68%)
2010	6,179	$14.94	$14.66	$ 92,109	0.80%	1.00%	-	26.73%	26.47%
2009	6,897	$11.79	$11.59	$ 81,160	0.80%	1.00%	0.18%	94.45%	94.06%
2008	3,817	$6.06	$5.97	$ 23,110	0.80%	1.00%	0.14%	(51.17%)	(51.26%)
2007	5,228	$12.41	$12.25	$ 64,826	0.80%	1.00%	-	14.43%	14.20%
VIP - Technology Investor Class
2011	5,008	$11.19	$26.12	$ 70,785	0.10%	0.25%	-	(10.01%)	(10.15%)
2010	5,246	$12.44	$29.07	$ 84,555	0.10%	0.25%	-	24.35%	27.24%
2009	4,367	$22.85	$12.80	$ 59,218	0.25%	0.35%	0.14%	95.44%	95.24%
2008	1,784	$6.55	$6.55	$ 11,682	0.25%	0.25%	0.06%	(50.97%)	(50.97%)
2007	2,357	$13.36	$13.36	$ 31,480	0.25%	0.25%	-	14.86%	14.86%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2011	4,927	$23.74	$23.25	$ 116,665	0.80%	1.00%	0.98%	(5.75%)	(5.94%)
2010	5,448	$25.19	$24.72	$ 136,935	0.80%	1.00%	0.59%	18.50%	18.26%
2009	6,591	$21.26	$20.90	$ 139,825	0.80%	1.00%	0.44%	46.84%	46.54%
2008	7,589	$14.48	$14.26	$ 109,664	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	10,071	$31.94	$31.53	$ 321,162	0.80%	1.00%	0.28%	44.80%	44.51%
VIP - Energy Investor Class
2011	6,916	$12.46	$18.64	$ 96,552	0.10%	0.25%	0.96%	(5.19%)	(5.33%)
2010	6,428	$13.14	$19.69	$ 95,287	0.10%	0.25%	0.54%	31.39%	18.96%
2009	6,606	$16.56	$12.43	$ 83,423	0.25%	0.35%	0.42%	47.42%	47.27%
2008	6,009	$8.43	$8.43	$ 50,657	0.25%	0.25%	0.02%	(54.43%)	(54.43%)
2007	6,380	$18.50	$18.50	$ 118,044	0.25%	0.25%	0.26%	45.51%	45.51%
VIP - Health Care
2011	3,043	$15.43	$15.11	$ 46,834	0.80%	1.00%	-	7.44%	7.23%
2010	2,289	$14.36	$14.09	$ 32,803	0.80%	1.00%	0.17%	16.41%	16.18%
2009	2,735	$12.34	$12.13	$ 33,678	0.80%	1.00%	0.31%	31.58%	31.32%
2008	3,706	$9.38	$9.24	$ 34,692	0.80%	1.00%	0.38%	(32.77%)	(32.90%)
2007	3,507	$13.95	$13.77	$ 48,860	0.80%	1.00%	0.54%	9.32%	9.10%
VIP - Health Care Investor Class
2011	4,588	$12.94	$19.07	$ 63,726	0.10%	0.25%	-	8.15%	7.99%
2010	2,177	$11.96	$17.66	$ 28,133	0.10%	0.25%	0.11%	19.65%	16.86%
2009	2,027	$15.11	$10.77	$ 22,319	0.25%	0.35%	0.24%	32.20%	32.06%
2008	2,492	$8.15	$8.15	$ 20,299	0.25%	0.25%	0.31%	(32.48%)	(32.48%)
2007	1,873	$12.06	$12.06	$ 22,595	0.25%	0.25%	0.35%	9.74%	9.74%
VIP - Financial Services
2011	1,594	$6.83	$6.69	$ 10,884	0.80%	1.00%	0.40%	(21.10%)	(21.26%)
2010	2,045	$8.66	$8.50	$ 17,678	0.80%	1.00%	0.20%	6.42%	6.21%
2009	2,206	$8.14	$8.00	$ 17,938	0.80%	1.00%	1.34%	26.28%	26.02%
2008	2,504	$6.45	$6.35	$ 16,123	0.80%	1.00%	2.22%	(50.48%)	(50.58%)
2007	1,642	$13.02	$12.85	$ 21,341	0.80%	1.00%	2.71%	(14.12%)	(14.30%)
VIP - Financial Services Investor Class
2011	1,781	$9.11	$14.37	$ 12,218	0.10%	0.25%	0.29%	(20.55%)	(20.66%)
2010	2,304	$11.47	$18.12	$ 19,588	0.10%	0.25%	0.17%	14.67%	6.90%
2009	2,202	$16.95	$6.75	$ 15,278	0.25%	0.35%	1.38%	26.98%	26.86%
2008	2,059	$5.31	$5.31	$ 10,941	0.25%	0.25%	2.51%	(50.30%)	(50.30%)
2007	891	$10.69	$10.69	$ 9,524	0.25%	0.25%	2.60%	(13.81%)	(13.81%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2011	1,512	$20.96	$20.53	$ 31,582	0.80%	1.00%	0.87%	(5.41%)	(5.60%)
2010	1,804	$22.16	$21.75	$ 39,862	0.80%	1.00%	0.66%	30.04%	29.78%
2009	1,755	$17.04	$16.76	$ 29,836	0.80%	1.00%	1.11%	39.10%	38.82%
2008	1,796	$12.25	$12.07	$ 21,961	0.80%	1.00%	1.05%	(40.32%)	(40.44%)
2007	1,978	$20.53	$20.27	$ 40,545	0.80%	1.00%	0.56%	17.34%	17.11%
VIP - Industrials Investor Class
2011	2,836	$11.61	$20.55	$ 40,592	0.10%	0.25%	0.81%	(4.79%)	(4.94%)
2010	2,934	$12.20	$21.62	$ 44,301	0.10%	0.25%	0.66%	21.97%	30.54%
2009	1,929	$16.56	$11.93	$ 23,350	0.25%	0.35%	1.04%	39.67%	39.48%
2008	1,810	$8.54	$8.54	$ 15,465	0.25%	0.25%	1.03%	(39.99%)	(39.99%)
2007	1,651	$14.24	$14.24	$ 23,514	0.25%	0.25%	0.69%	17.82%	17.82%
VIP - Consumer Discretionary
2011	531	$12.94	$12.67	$ 6,865	0.80%	1.00%	0.50%	(2.53%)	(2.73%)
2010	1,051	$13.28	$13.03	$ 13,914	0.80%	1.00%	0.27%	30.25%	29.98%
2009	350	$10.19	$10.02	$ 3,553	0.80%	1.00%	0.53%	37.21%	36.93%
2008	283	$7.43	$7.32	$ 2,099	0.80%	1.00%	0.58%	(34.63%)	(34.76%)
2007	275	$11.36	$11.22	$ 3,118	0.80%	1.00%	0.22%	(8.88%)	(9.06%)
VIP - Consumer Discretionary Investor Class
2011	1,069	$11.88	$21.71	$ 13,369	0.10%	0.25%	0.42%	(1.86%)	(2.00%)
2010	1,711	$12.10	$22.16	$ 22,490	0.10%	0.25%	0.18%	21.00%	30.74%
2009	398	$16.95	$9.37	$ 3,868	0.25%	0.35%	0.66%	37.83%	37.69%
2008	177	$6.80	$6.80	$ 1,200	0.25%	0.25%	0.44%	(34.26%)	(34.26%)
2007	198	$10.34	$10.34	$ 2,050	0.25%	0.25%	0.16%	(8.52%)	(8.52%)
VIP - Real Estate
2011	2,243	$20.91	$20.56	$ 46,797	0.80%	1.00%	1.05%	7.22%	7.01%
2010	2,569	$19.50	$19.21	$ 50,017	0.80%	1.00%	1.41%	29.38%	29.12%
2009	2,503	$15.07	$14.88	$ 37,673	0.80%	1.00%	2.86%	36.59%	36.32%
2008	2,721	$11.03	$10.92	$ 29,984	0.80%	1.00%	2.60%	(40.35%)	(40.47%)
2007	3,150	$18.50	$18.34	$ 58,211	0.80%	1.00%	0.91%	(18.39%)	(18.55%)
VIP - Real Estate Investor Class
2011	5,319	$11.72	$28.65	$ 74,345	0.10%	0.25%	1.10%	7.93%	7.76%
2010	4,354	$10.86	$26.59	$ 56,952	0.10%	0.25%	1.48%	8.58%	29.84%
2009	3,094	$20.48	$9.60	$ 31,467	0.25%	0.35%	3.02%	37.23%	37.09%
2008	3,006	$6.99	$6.99	$ 21,022	0.25%	0.25%	2.82%	(40.06%)	(40.06%)
2007	2,515	$11.67	$11.67	$ 29,336	0.25%	0.25%	1.21%	(18.04%)	(18.04%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2011	8,650	$16.19	$15.94	$ 139,754	0.80%	1.00%	4.15%	3.83%	3.62%
2010	8,964	$15.60	$15.39	$ 139,473	0.80%	1.00%	4.11%	8.76%	8.54%
2009	10,530	$14.34	$14.18	$ 150,729	0.80%	1.00%	4.92%	28.98%	28.72%
2008	8,049	$11.12	$11.01	$ 89,331	0.80%	1.00%	4.95%	(10.92%)	(11.10%)
2007	8,464	$12.48	$12.39	$ 105,500	0.80%	1.00%	4.48%	4.74%	4.52%
VIP - Strategic Income Investor Class
2011	54,717	$10.71	$15.64	$ 754,252	0.10%	0.25%	4.54%	4.45%	4.29%
2010	42,845	$10.25	$15.00	$ 580,146	0.10%	0.25%	4.64%	2.50%	9.28%
2009	32,809	$13.73	$13.27	$ 438,663	0.25%	0.35%	5.39%	29.74%	29.61%
2008	21,024	$10.22	$10.22	$ 214,969	0.25%	0.25%	5.21%	(10.56%)	(10.56%)
2007	18,325	$11.43	$11.43	$ 209,503	0.25%	0.25%	5.98%	5.28%	5.28%
VIP - Growth Strategies
2011	422	$10.75	$10.61	$ 4,524	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	564	$11.91	$11.78	$ 6,697	0.80%	1.00%	-	23.97%	23.72%
2009	469	$9.61	$9.52	$ 4,496	0.80%	1.00%	-	38.61%	38.33%
2008	590	$6.93	$6.88	$ 4,084	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	964	$13.64	$13.57	$ 13,141	0.80%	1.00%	-	16.58%	16.34%
VIP - Growth Strategies Investor Class
2011	589	$11.03	$18.45	$ 6,664	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	668	$12.14	$20.34	$ 8,333	0.10%	0.25%	-	21.40%	24.43%
2009	464	$16.34	$9.27	$ 4,413	0.25%	0.35%	-	39.42%	39.28%
2008	593	$6.65	$6.65	$ 3,945	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	700	$13.04	$13.04	$ 9,126	0.25%	0.25%	-	17.10%	17.10%
2006	301	$11.13	$11.13	$ 3,353	0.25%	0.25%	-	8.17%	8.17%
VIP - International Capital Appreciation, Class R
2011	948	$10.17	$10.03	$ 9,625	0.80%	1.00%	0.84%	(13.27%)	(13.44%)
2010	1,192	$11.72	$11.59	$ 13,958	0.80%	1.00%	1.07%	14.81%	14.58%
2009	1,497	$10.21	$10.12	$ 15,276	0.80%	1.00%	1.00%	54.52%	54.21%
2008	1,145	$6.61	$6.56	$ 7,560	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	2,168	$13.49	$13.42	$ 29,215	0.80%	1.00%	0.83%	4.32%	4.11%
VIP - International Capital Appreciation Investor Class
2011	2,160	$10.37	$19.92	$ 22,731	0.10%	0.25%	0.90%	(12.72%)	(12.85%)
2010	2,159	$11.88	$22.85	$ 26,163	0.10%	0.25%	1.14%	18.82%	15.32%
2009	2,447	$19.82	$9.83	$ 25,060	0.25%	0.35%	1.00%	55.22%	55.06%
2008	2,031	$6.33	$6.33	$ 12,865	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	2,681	$12.86	$12.86	$ 34,491	0.25%	0.25%	0.66%	4.80%	4.80%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2011	656	$8.92	$8.80	$ 5,837	0.80%	1.00%	1.24%	(8.73%)	(8.91%)
2010	950	$9.77	$9.66	$ 9,261	0.80%	1.00%	1.20%	9.16%	8.94%
2009	1,343	$8.95	$8.87	$ 12,005	0.80%	1.00%	1.52%	26.89%	26.63%
2008	2,542	$7.05	$7.00	$ 17,904	0.80%	1.00%	1.81%	(45.05%)	(45.16%)
2007	2,024	$12.84	$12.77	$ 25,966	0.80%	1.00%	1.08%	3.72%	3.51%
VIP - Value Leaders Investor Class
2011	1,237	$10.48	$15.20	$ 11,967	0.10%	0.25%	1.37%	(8.19%)	(8.33%)
2010	1,504	$11.41	$16.59	$ 15,574	0.10%	0.25%	1.15%	14.11%	9.73%
2009	1,975	$15.12	$8.76	$ 17,503	0.25%	0.35%	1.56%	27.40%	27.28%
2008	3,147	$6.88	$6.88	$ 21,639	0.25%	0.25%	1.67%	(44.81%)	(44.81%)
2007	2,912	$12.46	$12.46	$ 36,274	0.25%	0.25%	1.29%	4.22%	4.22%
VIP - Value
2011	1,260	$10.43	$10.29	$ 13,110	0.80%	1.00%	0.92%	(3.28%)	(3.48%)
2010	1,649	$10.78	$10.66	$ 17,724	0.80%	1.00%	1.34%	16.88%	16.64%
2009	1,740	$9.22	$9.14	$ 16,020	0.80%	1.00%	1.11%	41.52%	41.23%
2008	1,166	$6.52	$6.47	$ 7,595	0.80%	1.00%	0.93%	(46.97%)	(47.08%)
2007	1,392	$12.29	$12.23	$ 17,088	0.80%	1.00%	0.57%	1.27%	1.07%
VIP - Value Investor Class
2011	2,506	$11.36	$19.99	$ 28,158	0.10%	0.25%	0.90%	(2.69%)	(2.84%)
2010	3,046	$11.67	$20.58	$ 34,759	0.10%	0.25%	1.31%	16.72%	17.37%
2009	3,149	$17.53	$9.05	$ 29,562	0.25%	0.35%	0.97%	42.05%	41.91%
2008	2,420	$6.37	$6.37	$ 15,419	0.25%	0.25%	0.82%	(46.66%)	(46.66%)
2007	2,885	$11.95	$11.95	$ 34,465	0.25%	0.25%	0.57%	1.73%	1.73%
VIP - Growth Stock
2011	700	$12.13	$11.97	$ 8,485	0.80%	1.00%	-	0.01%	(0.19%)
2010	546	$12.13	$12.00	$ 6,619	0.80%	1.00%	-	19.09%	18.85%
2009	493	$10.19	$10.09	$ 5,017	0.80%	1.00%	0.43%	43.70%	43.41%
2008	441	$7.09	$7.04	$ 3,120	0.80%	1.00%	0.12%	(45.11%)	(45.23%)
2007	804	$12.91	$12.85	$ 10,372	0.80%	1.00%	-	21.68%	21.43%
VIP - Growth Stock Investor Class
2011	1,742	$12.04	$19.65	$ 22,177	0.10%	0.25%	-	0.57%	0.42%
2010	1,049	$11.97	$19.56	$ 13,485	0.10%	0.25%	-	19.73%	19.60%
2009	603	$16.36	$10.10	$ 6,440	0.25%	0.35%	0.45%	44.28%	44.14%
2008	437	$7.00	$7.00	$ 3,061	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	669	$12.69	$12.69	$ 8,494	0.25%	0.25%	-	22.15%	22.15%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2011	770	$12.45	$12.45	$ 9,591	0.80%	0.80%	1.75%	0.82%	0.82%
2010	764	$12.35	$12.35	$ 9,435	0.80%	0.80%	1.86%	6.63%	6.63%
2009	932	$11.58	$11.58	$ 10,795	0.80%	0.80%	4.15%	14.03%	14.03%
2008	711	$10.16	$10.16	$ 7,221	0.80%	0.80%	3.51%	(11.17%)	(11.17%)
2007	685	$11.44	$11.44	$ 7,833	0.80%	0.80%	3.71%	5.35%	5.35%
VIP - Freedom Income Investor Class
2011	2,276	$10.53	$13.03	$ 28,303	0.10%	0.25%	1.75%	1.44%	1.29%
2010	2,484	$10.38	$12.86	$ 30,246	0.10%	0.25%	1.97%	3.76%	7.16%
2009	1,999	$12.00	$11.69	$ 23,498	0.25%	0.35%	4.23%	14.57%	14.45%
2008	1,515	$10.20	$10.20	$ 15,455	0.25%	0.25%	3.22%	(10.77%)	(10.77%)
2007	1,644	$11.43	$11.43	$ 18,793	0.25%	0.25%	5.58%	5.81%	5.81%
VIP - Freedom 2005
2011	397	$12.43	$12.43	$ 4,940	0.80%	0.80%	1.85%	(0.62%)	(0.62%)
2010	421	$12.51	$12.51	$ 5,267	0.80%	0.80%	1.90%	10.45%	10.45%
2009	556	$11.33	$11.33	$ 6,295	0.80%	0.80%	4.01%	22.04%	22.04%
2008	584	$9.28	$9.28	$ 5,417	0.80%	0.80%	3.50%	(24.44%)	(24.44%)
2007	654	$12.28	$12.28	$ 8,036	0.80%	0.80%	3.26%	7.78%	7.78%
VIP - Freedom 2005 Investor Class
2011	673	$10.78	$14.80	$ 8,618	0.10%	0.25%	1.76%	(0.08%)	(0.23%)
2010	703	$10.79	$14.83	$ 8,992	0.10%	0.25%	1.92%	7.91%	11.06%
2009	711	$13.36	$11.27	$ 8,217	0.25%	0.35%	4.27%	22.40%	22.28%
2008	622	$9.21	$9.21	$ 5,734	0.25%	0.25%	3.01%	(24.10%)	(24.10%)
2007	608	$12.14	$12.14	$ 7,373	0.25%	0.25%	4.26%	8.28%	8.28%
VIP - Freedom 2010
2011	1,196	$12.55	$12.55	$ 15,014	0.80%	0.80%	1.95%	(0.99%)	(0.99%)
2010	1,365	$12.68	$12.68	$ 17,308	0.80%	0.80%	2.12%	12.05%	12.05%
2009	1,471	$11.31	$11.31	$ 16,644	0.80%	0.80%	3.99%	23.28%	23.28%
2008	1,681	$9.18	$9.18	$ 15,426	0.80%	0.80%	2.71%	(25.65%)	(25.65%)
2007	1,862	$12.34	$12.34	$ 22,972	0.80%	0.80%	2.74%	7.84%	7.84%
VIP - Freedom 2010 Investor Class
2011	3,649	$10.87	$15.19	$ 46,201	0.10%	0.25%	2.02%	(0.45%)	(0.60%)
2010	3,835	$10.91	$15.29	$ 49,257	0.10%	0.25%	2.20%	9.14%	12.52%
2009	3,802	$13.58	$11.25	$ 43,489	0.25%	0.35%	4.18%	23.78%	23.66%
2008	4,117	$9.09	$9.09	$ 37,407	0.25%	0.25%	2.97%	(25.17%)	(25.17%)
2007	4,313	$12.14	$12.14	$ 52,377	0.25%	0.25%	4.00%	8.36%	8.36%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2011	2,255	$12.68	$12.68	$ 28,585	0.80%	0.80%	1.99%	(1.15%)	(1.15%)
2010	2,369	$12.82	$12.82	$ 30,377	0.80%	0.80%	2.16%	12.18%	12.18%
2009	2,537	$11.43	$11.43	$ 29,000	0.80%	0.80%	3.93%	24.28%	24.28%
2008	2,351	$9.20	$9.20	$ 21,625	0.80%	0.80%	2.87%	(27.61%)	(27.61%)
2007	2,212	$12.71	$12.71	$ 28,100	0.80%	0.80%	3.05%	8.45%	8.45%
VIP - Freedom 2015 Investor Class
2011	4,778	$10.90	$15.42	$ 61,744	0.10%	0.25%	2.08%	(0.43%)	(0.58%)
2010	4,837	$10.94	$15.51	$ 62,259	0.10%	0.25%	2.29%	9.44%	12.70%
2009	4,771	$13.77	$11.30	$ 54,736	0.25%	0.35%	4.05%	24.94%	24.81%
2008	4,872	$9.05	$9.05	$ 44,069	0.25%	0.25%	3.04%	(27.30%)	(27.30%)
2007	4,476	$12.44	$12.44	$ 55,690	0.25%	0.25%	3.72%	8.99%	8.99%
VIP - Freedom 2020
2011	1,869	$12.43	$12.43	$ 23,240	0.80%	0.80%	2.08%	(1.82%)	(1.82%)
2010	1,967	$12.66	$12.66	$ 24,908	0.80%	0.80%	2.12%	13.57%	13.57%
2009	2,090	$11.15	$11.15	$ 23,309	0.80%	0.80%	3.56%	27.94%	27.94%
2008	2,003	$8.72	$8.72	$ 17,457	0.80%	0.80%	2.61%	(33.14%)	(33.14%)
2007	1,864	$13.04	$13.04	$ 24,299	0.80%	0.80%	2.34%	9.35%	9.35%
VIP - Freedom 2020 Investor Class
2011	7,320	$11.01	$16.19	$ 92,725	0.10%	0.25%	2.21%	(1.21%)	(1.36%)
2010	6,663	$11.14	$16.42	$ 85,916	0.10%	0.25%	2.25%	11.42%	14.10%
2009	6,396	$14.39	$10.97	$ 71,713	0.25%	0.35%	3.79%	28.43%	28.30%
2008	6,231	$8.54	$8.54	$ 53,246	0.25%	0.25%	2.78%	(32.80%)	(32.80%)
2007	5,410	$12.72	$12.72	$ 68,795	0.25%	0.25%	3.46%	9.92%	9.92%
VIP - Freedom 2025
2011	909	$12.42	$12.42	$ 11,282	0.80%	0.80%	1.91%	(2.89%)	(2.89%)
2010	1,039	$12.79	$12.79	$ 13,290	0.80%	0.80%	2.22%	14.86%	14.86%
2009	1,031	$11.13	$11.13	$ 11,474	0.80%	0.80%	3.70%	29.01%	29.01%
2008	959	$8.63	$8.63	$ 8,271	0.80%	0.80%	2.72%	(34.69%)	(34.69%)
2007	890	$13.21	$13.21	$ 11,761	0.80%	0.80%	2.68%	9.61%	9.61%
VIP - Freedom 2025 Investor Class
2011	3,774	$11.03	$16.44	$ 48,490	0.10%	0.25%	2.24%	(2.38%)	(2.53%)
2010	3,128	$11.30	$16.86	$ 41,723	0.10%	0.25%	2.26%	13.03%	15.43%
2009	2,732	$14.61	$10.91	$ 30,890	0.25%	0.35%	3.55%	29.63%	29.50%
2008	2,399	$8.42	$8.42	$ 20,188	0.25%	0.25%	2.91%	(34.38%)	(34.38%)
2007	2,040	$12.83	$12.83	$ 26,159	0.25%	0.25%	3.46%	10.11%	10.11%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2011	1,070	$12.06	$12.06	$ 12,903	0.80%	0.80%	2.05%	(3.37%)	(3.37%)
2010	1,076	$12.48	$12.48	$ 13,427	0.80%	0.80%	2.09%	15.15%	15.15%
2009	1,132	$10.84	$10.84	$ 12,275	0.80%	0.80%	2.43%	30.61%	30.61%
2008	1,245	$8.30	$8.30	$ 10,336	0.80%	0.80%	2.20%	(38.54%)	(38.54%)
2007	1,335	$13.51	$13.51	$ 18,031	0.80%	0.80%	2.27%	10.47%	10.47%
VIP - Freedom 2030 Investor Class
2011	3,797	$11.08	$16.79	$ 47,581	0.10%	0.25%	2.17%	(2.87%)	(3.02%)
2010	3,284	$11.41	$17.32	$ 42,626	0.10%	0.25%	2.21%	14.08%	15.75%
2009	2,920	$14.96	$10.58	$ 31,837	0.25%	0.35%	2.81%	31.24%	31.11%
2008	2,846	$8.06	$8.06	$ 22,948	0.25%	0.25%	2.97%	(38.28%)	(38.28%)
2007	2,181	$13.06	$13.06	$ 28,486	0.25%	0.25%	2.38%	11.00%	11.00%
VIP - Freedom Lifetime Income I
2011	692	$12.45	$12.45	$ 8,620	0.60%	0.60%	2.31%	(0.12%)	(0.12%)
2010	645	$12.46	$12.46	$ 8,041	0.60%	0.60%	2.40%	11.17%	11.17%
2009	583	$11.21	$11.21	$ 6,530	0.60%	0.60%	4.22%	22.02%	22.02%
2008	633	$9.19	$9.19	$ 5,816	0.60%	0.60%	3.49%	(23.15%)	(23.15%)
2007	714	$11.95	$11.95	$ 8,532	0.60%	0.60%	3.05%	7.50%	7.50%
VIP - Freedom Lifetime Income II
2011	1,287	$12.48	$12.48	$ 16,061	0.60%	0.60%	2.34%	(0.35%)	(0.35%)
2010	1,122	$12.52	$12.52	$ 14,047	0.60%	0.60%	2.21%	12.31%	12.31%
2009	1,221	$11.15	$11.15	$ 13,617	0.60%	0.60%	4.32%	25.68%	25.68%
2008	1,399	$8.87	$8.87	$ 12,412	0.60%	0.60%	2.94%	(28.93%)	(28.93%)
2007	1,658	$12.48	$12.48	$ 20,699	0.60%	0.60%	2.64%	9.01%	9.01%
VIP - Freedom Lifetime Income III
2011	568	$12.01	$12.01	$ 6,821	0.60%	0.60%	2.14%	(2.95%)	(2.95%)
2010	545	$12.37	$12.37	$ 6,741	0.60%	0.60%	2.07%	15.28%	15.28%
2009	618	$10.73	$10.73	$ 6,628	0.60%	0.60%	3.43%	29.56%	29.56%
2008	654	$8.28	$8.28	$ 5,416	0.60%	0.60%	2.53%	(35.64%)	(35.64%)
2007	758	$12.87	$12.87	$ 9,760	0.60%	0.60%	2.44%	10.21%	10.21%
VIP - Disciplined Small Cap
2011	1,923	$9.51	$9.40	$ 18,262	0.80%	1.00%	0.48%	(2.15%)	(2.35%)
2010	1,891	$9.72	$9.63	$ 18,362	0.80%	1.00%	0.38%	24.54%	24.29%
2009	1,584	$7.80	$7.75	$ 12,349	0.80%	1.00%	0.58%	21.30%	21.06%
2008	1,165	$6.43	$6.40	$ 7,483	0.80%	1.00%	1.08%	(34.31%)	(34.45%)
2007	958	$9.79	$9.76	$ 9,377	0.80%	1.00%	0.45%	(3.03%)	(3.23%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2011	4,347	$12.21	$18.12	$ 49,155	0.10%	0.25%	0.43%	(1.45%)	(1.59%)
2010	3,960	$12.39	$18.41	$ 45,481	0.10%	0.25%	0.39%	23.85%	25.04%
2009	2,832	$14.72	$7.93	$ 23,848	0.25%	0.35%	0.48%	21.79%	21.66%
2008	2,242	$6.51	$6.51	$ 14,603	0.25%	0.25%	0.77%	(34.00%)	(34.00%)
2007	1,875	$9.87	$9.87	$ 18,504	0.25%	0.25%	0.46%	(2.65%)	(2.65%)
VIP - FundsManager 20%
2011	39,623	$10.60	$11.67	$ 472,645	0.10%	1.00%	1.85%	2.20%	1.29%
2010	28,911	$10.37	$11.52	$ 341,711	0.10%	1.00%	1.81%	3.72%	6.39%
2009	21,329	$11.13	$10.83	$ 237,503	0.25%	1.00%	2.19%	10.04%	9.22%
2008	13,494	$10.12	$9.92	$ 135,995	0.25%	1.00%	3.39%	(8.47%)	(9.16%)
2007	9,370	$11.06	$10.92	$ 103,405	0.25%	1.00%	4.33%	5.75%	4.95%
VIP - FundsManager 50%
2011	57,896	$10.84	$11.01	$ 677,175	0.10%	1.00%	1.82%	(0.52%)	(1.41%)
2010	50,741	$10.90	$11.17	$ 602,036	0.10%	1.00%	1.77%	8.98%	10.77%
2009	43,615	$10.36	$10.08	$ 459,817	0.25%	1.00%	2.08%	18.68%	17.79%
2008	33,766	$8.73	$8.56	$ 293,413	0.25%	1.00%	2.69%	(22.77%)	(23.35%)
2007	28,535	$11.31	$11.17	$ 321,865	0.25%	1.00%	2.98%	6.82%	6.01%
VIP - FundsManager 60%
2011	108,577	$10.87	$14.46	$ 1,179,249	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	105,607	$11.11	$14.97	$ 1,186,470	0.10%	1.40%	1.33%	11.06%	12.03%
2009	102,209	$9.19	$8.88	$ 1,015,988	0.25%	1.40%	1.84%	22.17%	20.94%
2008	73,201	$7.52	$7.34	$ 538,687	0.25%	1.25%	2.65%	(27.11%)	(27.66%)
2007	10,126	$10.17	$10.16	$ 102,926	1.10%	1.25%	1.35%	(0.37%)	(0.42%) (g)
VIP - FundsManager 70%
2011	44,286	$10.94	$10.23	$ 494,536	0.10%	1.00%	1.61%	(3.00%)	(3.87%)
2010	41,225	$11.28	$10.64	$ 477,307	0.10%	1.00%	1.47%	12.82%	13.18%
2009	39,597	$9.66	$9.40	$ 393,728	0.25%	1.00%	1.75%	24.13%	23.20%
2008	36,449	$7.78	$7.63	$ 282,634	0.25%	1.00%	2.04%	(32.20%)	(32.71%)
2007	33,860	$11.48	$11.34	$ 387,737	0.25%	1.00%	2.15%	7.52%	6.71%
VIP - FundsManager 85%
2011	20,014	$10.92	$9.61	$ 209,791	0.10%	1.00%	1.23%	(5.39%)	(6.24%)
2010	17,973	$11.54	$10.25	$ 198,844	0.10%	1.00%	1.19%	15.37%	15.04%
2009	17,082	$9.16	$8.91	$ 159,438	0.25%	1.00%	1.53%	28.24%	27.28%
2008	14,682	$7.15	$7.00	$ 104,371	0.25%	1.00%	1.49%	(38.35%)	(38.82%)
2007	13,237	$11.59	$11.45	$ 152,960	0.25%	1.00%	1.49%	8.35%	7.53%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples
2011	989	$12.71	$12.59	$ 12,555	0.80%	1.00%	1.46%	7.32%	7.10%
2010	649	$11.84	$11.75	$ 7,687	0.80%	1.00%	1.42%	14.30%	14.07%
2009	774	$10.36	$10.30	$ 8,012	0.80%	1.00%	1.75%	19.77%	19.53%
2008	1,035	$8.65	$8.62	$ 8,951	0.80%	1.00%	1.71%	(21.98%)	(22.14%)
2007	431	$11.09	$11.07	$ 4,886	0.80%	1.00%	0.89%	10.87%	10.72% (f)
VIP - Consumer Staples Investor Class
2011	3,126	$12.09	$16.25	$ 40,835	0.10%	0.25%	1.77%	7.97%	7.80%
2010	1,113	$11.20	$15.07	$ 13,672	0.10%	0.25%	1.66%	11.99%	14.73%
2009	895	$13.14	$10.49	$ 9,534	0.25%	0.35%	1.53%	20.37%	20.25%
2008	1,421	$8.72	$8.72	$ 12,389	0.25%	0.25%	1.95%	(21.60%)	(21.60%)
2007	335	$11.12	$11.12	$ 3,726	0.25%	0.25%	0.85%	11.19%	11.19% (f)
VIP - Materials
2011	2,063	$12.28	$12.17	$ 25,309	0.80%	1.00%	1.29%	(8.94%)	(9.12%)
2010	3,231	$13.49	$13.39	$ 43,549	0.80%	1.00%	2.42%	27.52%	27.26%
2009	3,057	$10.58	$10.52	$ 32,312	0.80%	1.00%	1.21%	76.66%	76.31%
2008	1,547	$5.99	$5.97	$ 9,263	0.80%	1.00%	0.85%	(47.31%)	(47.42%)
2007	915	$11.36	$11.35	$ 10,416	0.80%	1.00%	1.09%	13.65%	13.49% (f)
VIP - Materials Investor Class
2011	3,475	$11.59	$25.44	$ 45,823	0.10%	0.25%	1.29%	(8.39%)	(8.53%)
2010	3,577	$12.65	$27.81	$ 51,289	0.10%	0.25%	2.11%	26.52%	28.05%
2009	3,165	$21.72	$10.71	$ 35,394	0.25%	0.35%	1.34%	77.57%	77.39%
2008	1,179	$6.03	$6.03	$ 7,106	0.25%	0.25%	0.70%	(47.11%)	(47.11%)
2007	643	$11.40	$11.40	$ 7,335	0.25%	0.25%	0.96%	14.00%	14.00% (f)
VIP - Telecommunications
2011	322	$8.58	$8.50	$ 2,767	0.80%	1.00%	1.18%	(2.78%)	(2.98%)
2010	363	$8.83	$8.76	$ 3,204	0.80%	1.00%	1.97%	16.60%	16.37%
2009	441	$7.57	$7.53	$ 3,342	0.80%	1.00%	1.71%	46.82%	46.53%
2008	147	$5.16	$5.14	$ 758	0.80%	1.00%	2.14%	(47.84%)	(47.94%)
2007	142	$9.89	$9.87	$ 1,403	0.80%	1.00%	0.31%	(1.12%)	(1.25%) (f)
VIP - Telecommunications Investor Class
2011	554	$11.19	$21.27	$ 5,543	0.10%	0.25%	1.48%	(2.13%)	(2.28%)
2010	473	$11.43	$21.78	$ 5,008	0.10%	0.25%	2.17%	14.32%	17.08%
2009	430	$18.60	$7.66	$ 3,418	0.25%	0.35%	1.92%	47.53%	47.38%
2008	186	$5.20	$5.20	$ 969	0.25%	0.25%	1.87%	(47.60%)	(47.60%)
2007	174	$9.91	$9.91	$ 1,727	0.25%	0.25%	0.39%	(0.85%)	(0.85%) (f)
VIP - Emerging Markets
2011	1,950	$7.08	$7.03	$ 13,797	0.80%	1.00%	0.81%	(21.72%)	(21.88%)
2010	3,177	$9.04	$9.00	$ 28,716	0.80%	1.00%	0.87%	17.06%	16.83%
2009	3,808	$7.73	$7.70	$ 29,412	0.80%	1.00%	0.54%	74.00%	73.65%
2008	605	$4.44	$4.43	$ 2,688	0.80%	1.00%	1.32%	(55.60%)	(55.66%) (e)
VIP - Emerging Markets Investor Class
2011	3,130	$9.18	$19.22	$ 27,571	0.10%	0.25%	0.90%	(21.13%)	(21.25%)
2010	3,638	$11.63	$24.41	$ 40,744	0.10%	0.25%	0.89%	16.34%	17.42%
2009	4,014	$20.79	$7.79	$ 36,688	0.25%	0.35%	0.62%	75.12%	74.95%
2008	594	$4.45	$4.45	$ 2,642	0.25%	0.25%	1.39%	(55.53%)	(55.53%) (e)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Equity
2011	7,360	$9.33	$22.93	$ 122,690	0.10%	1.00%	0.41%	(18.30%)	(19.03%)
2010	9,841	$11.41	$28.32	$ 203,011	0.10%	1.00%	0.60%	14.14%	17.84%
2009	10,757	$24.03	$11.49	$ 197,690	0.25%	1.00%	-	69.42%	68.15%
2008	10,846	$6.78	$14.29	$ 120,234	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	17,884	$15.68	$33.28	$ 464,356	0.25%	1.00%	0.42%	40.10%	39.04%
UIF - Emerging Markets Debt
2011	11,029	$10.57	$27.47	$ 166,236	0.10%	1.00%	3.56%	6.93%	5.97%
2010	9,201	$9.89	$25.92	$ 139,380	0.10%	1.00%	3.47%	(1.12%)	8.65%
2009	4,678	$23.86	$12.70	$ 77,861	0.25%	1.00%	7.38%	29.88%	28.91%
2008	2,909	$9.78	$18.51	$ 40,810	0.25%	1.00%	7.44%	(15.19%)	(15.83%)
2007	3,149	$11.53	$21.99	$ 53,610	0.25%	1.00%	7.26%	6.26%	5.46%
UIF - Global Tactical Asset Allocation (b)
2011	3,069	$10.86	$12.25	$ 34,614	0.10%	1.00%	1.30%	(3.77%)	(4.64%)
2010	4,141	$11.29	$12.85	$ 48,648	0.10%	1.00%	2.88%	12.87%	4.63%
2009	5,129	$12.28	$9.15	$ 55,782	0.25%	1.00%	3.08%	32.20%	31.20%
2008	5,895	$6.92	$9.36	$ 48,777	0.25%	1.00%	3.30%	(44.76%)	(45.18%)
2007	8,245	$12.53	$17.07	$ 126,122	0.25%	1.00%	1.51%	14.30%	13.44%
Invesco - Van Kampen Global Value Equity (b)
2011	1,938	$10.06	$12.49	$ 20,941	0.10%	1.00%	3.37%	(10.97%)	(11.78%)
2010	1,986	$11.30	$14.16	$ 24,894	0.10%	1.00%	1.91%	13.04%	9.84%
2009	2,213	$13.11	$8.17	$ 25,073	0.25%	1.00%	7.10%	15.70%	14.84%
2008	2,646	$7.06	$11.23	$ 26,133	0.25%	1.00%	2.62%	(40.30%)	(40.75%)
2007	3,569	$11.82	$18.95	$ 59,901	0.25%	1.00%	1.85%	6.37%	5.57%
OMIF - Growth II
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	1,252	$13.69	$13.45	$ 17,121	0.80%	1.00%	0.13%	22.44%	22.19%
OMIF - Small Cap
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	3,174	$25.12	$24.69	$ 79,472	0.80%	1.00%	-	5.78%	5.57%
OMIF - Select Value
2008	-	-	-	-	-	-	0.95%	(23.08%)	(23.23%)
2007	1,436	$21.57	$21.20	$ 30,856	0.80%	1.00%	1.17%	4.67%	4.46%
OMIF - Columbus Circle Technology & Communications
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	4,513	$12.13	$11.92	$ 54,718	0.80%	1.00%	-	32.26%	31.99%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Large Cap Growth
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	2,746	$21.00	$20.64	$ 57,589	0.80%	1.00%	-	22.71%	22.46%
WFAF - Advantage VT Discovery
2011	1,185	$21.52	$20.98	$ 25,412	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	1,361	$21.61	$21.11	$ 29,322	0.80%	1.00%	-	34.46%	34.19%
2009	1,614	$16.07	$15.73	$ 25,873	0.80%	1.00%	-	39.18%	38.90%
2008	1,893	$11.55	$11.32	$ 21,805	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	2,313	$20.92	$20.56	$ 48,278	0.80%	1.00%	-	21.34%	21.09%
WFAF - Advantage VT Opportunity
2011	780	$22.57	$22.01	$ 17,523	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	913	$24.08	$23.53	$ 21,916	0.80%	1.00%	0.76%	22.77%	22.52%
2009	1,078	$19.62	$19.20	$ 21,088	0.80%	1.00%	-	46.55%	46.26%
2008	1,267	$13.39	$13.13	$ 16,902	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	1,574	$22.53	$22.14	$ 35,369	0.80%	1.00%	0.59%	5.78%	5.56%
CST - U.S. Equity Flex I
2011	-	-	-	$ -	-	-	-	-	-
2010	1,192	$10.69	$10.44	$ 12,694	0.80%	1.00%	0.15%	13.54%	13.32%
2009	1,429	$9.41	$9.21	$ 13,407	0.80%	1.00%	1.13%	23.67%	23.42%
2008	1,762	$7.61	$7.46	$ 13,371	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	2,313	$11.73	$11.53	$ 27,071	0.80%	1.00%	-	(1.63%)	(1.83%)
CST - International Equity Flex I
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	1,792	$6.12	$9.68	$ 16,462	0.25%	1.00%	1.78%	(41.18%)	(41.63%)
2007	1,576	$16.88	$16.59	$ 26,556	0.80%	1.00%	1.03%	15.66%	15.42%
CST - International Equity Flex II
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	741	$7.29	$7.15	$ 5,390	0.80%	1.00%	1.71%	(47.18%)	(47.29%)
2007	1,091	$13.81	$13.57	$ 15,031	0.80%	1.00%	-	(4.73%)	(4.92%)
CST - International Equity Flex III
2011	-	-	-	$ -	-	-	-	-	-
2010	1,913	$11.58	$11.22	$ 21,562	0.10%	1.00%	0.09%	15.75%	11.11%
2009	2,174	$10.10	$10.10	$ 21,955	0.25%	1.00%	-	51.24%	50.10% (d)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Lazard - Retirement Emerging Markets
2011	12,133	$9.40	$12.36	$ 151,788	0.10%	1.00%	2.26%	(17.87%)	(18.61%)
2010	14,464	$11.45	$15.19	$ 224,295	0.10%	1.00%	1.00%	14.45%	21.82%
2009	11,354	$20.22	$12.47	$ 146,840	0.25%	1.00%	4.26%	69.81%	68.53%
2008	7,385	$7.55	$7.40	$ 55,353	0.25%	1.00%	2.06%	(48.72%)	(49.11%)
2007	9,088	$14.72	$14.54	$ 133,122	0.25%	1.00%	2.08%	33.29%	32.29%
SAI - Mid Cap Value
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	419	$6.02	$6.00	$ 2,525	0.80%	1.00%	3.10%	(35.66%)	(35.79%)
2007	67	$9.36	$9.35	$ 630	0.80%	1.00%	0.67%	(6.35%)	(6.48%) (f)
SAI - Mid Cap Value Investor Class
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	351	$6.06	$6.06	$ 2,128	0.25%	0.25%	1.22%	(35.42%)	(35.42%)
2007	162	$9.39	$9.39	$ 1,522	0.25%	0.25%	0.73%	(6.10%)	(6.10%) (f)
SAI - Small Cap Blend
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	534	$5.59	$5.57	$ 2,986	0.80%	1.00%	0.79%	(38.91%)	(39.03%)
2007	100	$9.15	$9.14	$ 908	0.80%	1.00%	0.21%	(8.47%)	(8.60%) (f)
SAI - Small Cap Blend Investor Class
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	649	$5.63	$5.63	$ 3,654	0.25%	0.25%	0.18%	(38.69%)	(38.69%)
2007	297	$9.18	$9.18	$ 2,724	0.25%	0.25%	0.15%	(8.21%)	(8.21%) (f)
PVIT- Low Duration
2011	46,534	$10.18	$10.57	$ 491,312	0.10%	1.00%	1.67%	1.01%	0.10%
2010	37,694	$10.08	$10.56	$ 395,385	0.10%	1.00%	1.55%	0.80%	4.24%
2009	13,286	$10.15	$10.14	$ 134,906	0.25%	1.00%	0.58%	1.12%	1.09% (c)
PVIT- Real Return
2011	33,712	$11.17	$12.16	$ 403,892	0.10%	1.00%	4.87%	11.55%	10.55%
2010	18,731	$10.01	$11.00	$ 202,358	0.10%	1.00%	1.32%	0.10%	7.02%
2009	6,790	$10.29	$10.27	$ 69,878	0.25%	1.00%	0.97%	2.05%	2.02% (c)
PVIT- Total Return
2011	55,249	$10.34	$11.10	$ 607,713	0.10%	1.00%	1.06%	3.50%	2.57%
2010	42,542	$9.99	$10.82	$ 455,439	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	15,137	$10.13	$10.11	$ 153,343	0.25%	1.00%	0.44%	0.65%	0.62% (c)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

7. Subsequent Events

The Account has evaluated subsequent events from the Balance Sheet date through the date of this report and no events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2012

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0212
1.540223.114

PART C
OTHER INFORMATION

Item 24 Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(1) Statements of Assets and Liabilities and Statements of Operations for Fidelity Investments Variable Annuity Account I as of December 31, 2011.

(2) Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2011 and 2010.

(3) Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(4) Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2011 and 2010.

(5) Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010 and 2009.

(6) Consolidated Statements of Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010 and 2009.

(7) Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010 and 2009.

(8) Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(9) There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC. (Note 1)

(4) Variable Annuity Policy (Note 2)

(5) Form of Application for Deferred Variable Annuity (Note 2)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Form of Reinsurance Agreement (Note 2)

(8) Not Applicable

(9) Legal opinion and consent of Edward M. Shea filed herein as Exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(14) Powers of Attorney

(a) Power of Attorney for Jeffrey K. Cimini (Note 3)

(b) Power of Attorney for William R. Ebsworth (Note 3)

(c) Power of Attorney for Kathleen A. Murphy (Note 3)

(d) Power of Attorney for Rodney R. Rohda (Note 3)

(e) Power of Attorney for Roger T. Servison (Note 3)

(f) Power of Attorney for Jon J. Skillman (Note 3)

(g) Power of Attorney for G. Michael Slovak (Note 3)

(h) Power of Attorney for Miles Mei (Note 3)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 26, 1996.

(Note 2) Incorporated by reference from the Initial Registration Statement on Form N-4 (No. 811-05315), filed electronically on April 4, 2007

(Note 3) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2010.

Item 25 Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

JEFFREY K. CIMINI, Director and President

WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

G. MICHAEL SLOVAK, Director

FLOYD L. SMITH, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

Robert J. Cummings	Senior Vice President, Client Services and Sales
Edward M. Shea	Vice President, General Counsel, and Secretary
Jeffrey C. Wall	Assistant Vice President - Operations
David A. Golino	Senior Vice President and Chief Financial Officer
Miles Mei	Treasurer
Felicia F. Tierney	Vice President, Human Resources
Ed Cady	Vice President, Systems and Technology
William J. Johnson Jr.	Actuary and Executive Vice President, Investment Product Development and Risk Management
Earl F. Martin	Appointed Actuary
Maryann P. Crews	Illustration Actuary
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer
Brett Wollam	Senior Vice President, Marketing

The address for each of the persons named in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26 Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27 Number of Contract Owners.

On March 31, 2012 there were 7,750 Qualified Contracts and 1,178 Non-Qualified Contracts.

Item 28 Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS
ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	Director, Chief Executive Officer and President
	Michael Durbin	Director
	Jeffrey Lagarce	Director
	Kathleen Murphy	Director
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Tami R. Rash	Treasurer
	Charles M. Morgan	Assistant Treasurer
	David Forman	Secretary and Chief Legal Officer
	Norman Ashkenas	Chief Compliance Officer
	Peter D. Stahl	Assistant Secretary
	Susan Sturdy	Assistant Secretary
	Jim Smith	Senior Vice President, Real Estate
	Donald St. Peter	Vice President, Real Estate

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30 Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31 Management Services - Not applicable

Item 32 Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April, 2012.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Edward M. Shea
	Jeffrey K. Cimini		Edward M. Shea,
	President		Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2012.

Signature	Title

/s/ *		)
Jeffrey K. Cimini	President and Director	)
)
/s/ *		)
William R. Ebsworth	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Kathleen A. Murphy	Director	) By:	/s/ Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
Rodney R. Rhoda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
s/ *		)
G. Michael Slovak	Director	)